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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

The MainStay Funds

 (Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

(Address of principal executive offices)       (Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054

 (Name and address of agent for service)

Registrant’s telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1.  Schedule of Investments.

The schedule of investments for the period ended January 31, 2009 is filed herewith.

MainStay Capital Appreciation Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 93.5%†
	Aerospace & Defense 4.0%
¤	Precision Castparts Corp.	151,800	$9,859,410
	United Technologies Corp.	188,700	9,055,713
			18,915,123

	Beverages 4.0%
	Coca-Cola Co. (The)	205,200	8,766,144
¤	PepsiCo, Inc.	200,800	10,086,184
			18,852,328

	Biotechnology 5.6%
¤	Celgene Corp. (a)	193,200	10,229,940
	Genentech, Inc. (a)	102,200	8,302,728
	Gilead Sciences, Inc. (a)	158,300	8,036,891
			26,569,559

	Chemicals 2.8%
	Monsanto Co.	85,300	6,487,918
	Praxair, Inc.	111,000	6,910,860
			13,398,778

	Commercial Banks 1.0%
	BB&T Corp.	60,300	1,193,337
	PNC Financial Services Group, Inc.	47,100	1,531,692
	U.S. Bancorp	66,600	988,344
	Wells Fargo & Co.	59,400	1,122,660
			4,836,033

	Communications Equipment 4.2%
	Cisco Systems, Inc. (a)	301,400	4,511,958
	QUALCOMM, Inc.	234,200	8,091,610
	Research In Motion, Ltd. (a)	133,300	7,384,820
			19,988,388

	Computers & Peripherals 8.1%
	Apple, Inc. (a)	105,300	9,490,689
	EMC Corp. (a)	630,500	6,960,720
	Hewlett-Packard Co.	196,300	6,821,425
¤	International Business Machines Corp.	166,200	15,232,230
			38,505,064

	Electronic Equipment & Instruments 1.8%
	Amphenol Corp. Class A	330,200	8,634,730

	Energy Equipment & Services 5.4%
	Baker Hughes, Inc.	92,400	3,078,768
	Cameron International Corp. (a)	243,000	5,627,880
	Halliburton Co.	294,400	5,078,400
	National Oilwell Varco, Inc. (a)	223,900	5,919,916
	Smith International, Inc.	124,000	2,814,800
	Transocean, Ltd. (a)	53,400	2,916,708
			25,436,472

	Food & Staples Retailing 3.5%
	Kroger Co. (The)	236,200	5,314,500
¤	Wal-Mart Stores, Inc.	238,100	11,219,272
			16,533,772

	Food Products 1.5%
	General Mills, Inc.	123,200	7,287,280

	Health Care Equipment & Supplies 5.4%
	Baxter International, Inc.	133,100	7,806,315
	Becton, Dickinson & Co.	107,900	7,841,093
	St. Jude Medical, Inc. (a)	268,200	9,754,434
			25,401,842

	Health Care Providers & Services 2.3%
¤	Medco Health Solutions, Inc. (a)	247,600	11,124,668

	Hotels, Restaurants & Leisure 1.7%
	McDonald's Corp.	142,700	8,279,454

	Household Products 2.9%
	Colgate-Palmolive Co.	108,800	7,076,352
	Procter & Gamble Co. (The)	122,600	6,681,700
			13,758,052

	Independent Power Producers & Energy Traders 2.0%
	NRG Energy, Inc. (a)	403,700	9,430,432

	Industrial Conglomerates 0.7%
	3M Co.	60,800	3,270,432

	Internet Software & Services 2.3%
	Akamai Technologies, Inc. (a)	429,100	5,784,268
	Google, Inc. Class A (a)	15,700	5,314,921
			11,099,189

	Life Sciences Tools & Services 2.5%
¤	Thermo Fisher Scientific, Inc. (a)	335,000	12,036,550

	Machinery 2.3%
	Caterpillar, Inc.	48,100	1,483,885
	Danaher Corp.	90,300	5,050,479
	Illinois Tool Works, Inc.	135,400	4,422,164
			10,956,528

	Media 3.0%
¤	DIRECTV Group, Inc. (The) (a)	641,500	14,048,850

	Multi-Utilities 1.2%
	CenterPoint Energy, Inc.	442,200	5,916,636

	Multiline Retail 2.2%
¤	Kohl's Corp. (a)	283,300	10,399,943

	Oil & Gas 2.4%
	Williams Cos., Inc.	361,600	5,116,640
	XTO Energy, Inc.	170,075	6,308,082
			11,424,722

	Pharmaceuticals 4.8%
	Abbott Laboratories	177,400	9,835,056
	Bristol-Myers Squibb Co.	273,300	5,851,353
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	175,700	7,282,765
			22,969,174

	Road & Rail 1.7%
	Norfolk Southern Corp.	168,000	6,444,480
	Union Pacific Corp.	42,400	1,856,696
			8,301,176

	Semiconductors & Semiconductor Equipment 0.7%
	Intel Corp.	246,300	3,177,270

	Software 6.0%
	Autodesk, Inc. (a)	127,650	2,113,884
¤	Microsoft Corp.	1,021,900	17,474,490
	Oracle Corp. (a)	526,900	8,867,727
			28,456,101

	Specialty Retail 3.3%
	AutoZone, Inc. (a)	73,900	9,820,571
	TJX Cos., Inc.	296,000	5,748,320
			15,568,891

	Textiles, Apparel & Luxury Goods 2.3%
	Coach, Inc. (a)	243,600	3,556,560
	NIKE, Inc. Class B	92,900	4,203,725
	Polo Ralph Lauren Corp.	74,900	3,073,147
			10,833,432

	Tobacco 1.9%
	Philip Morris International, Inc.	241,100	8,956,865

	Total Common Stocks (Cost $550,903,537)		444,367,734

	Exchange Traded Funds 2.4% (c)
	iShares Russell 1000 Growth Index Fund	206,300	7,241,130
	ProShares Ultra S&P500	183,100	4,011,721

	Total Exchange Traded Funds (Cost $13,466,002)		11,252,851

	Principal Amount	Value
Short-Term Investment 3.9%
Repurchase Agreement 3.9%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $18,501,250 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $18,890,000 and a Market Value of $18,874,888)	$18,501,173	18,501,173

Total Short-Term Investment (Cost $18,501,173)		18,501,173

Total Investments (Cost $582,870,712) (d)	99.8%	474,121,758
Cash and Other Assets,
Less Liabilities	0.2	897,347

Net Assets	100.0%	$475,019,105

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	At January 31, 2009, cost is $583,027,305 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$6,799,687
Gross unrealized depreciation	(115,705,234)
Net unrealized depreciation	$(108,905,547)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$455,620,585
Level 2 - Other Significant Observable Inputs	18,501,173
Level 3 - Significant Unobservable Inputs	-
Total	$474,121,758

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Common Stock Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 98.9%†
	Aerospace & Defense 2.3%
	Boeing Co. (The)	16,106	$681,445
	General Dynamics Corp.	29,436	1,669,904
	Honeywell International, Inc.	52,759	1,731,023
	Lockheed Martin Corp.	4,582	375,907
	Northrop Grumman Corp.	45,659	2,197,111
	United Technologies Corp.	16,062	770,816
			7,426,206

	Air Freight & Logistics 0.8%
	FedEx Corp.	40,312	2,053,493
	United Parcel Service, Inc. Class B	10,793	458,595
			2,512,088

	Airlines 0.3%
	JetBlue Airways Corp. (a)	6,812	38,351
	Southwest Airlines Co.	146,032	1,026,605
			1,064,956

	Auto Components 0.0%‡
	BorgWarner, Inc.	2,836	47,872

	Beverages 1.4%
	Brown-Forman Corp. Class B	939	42,640
	Coca-Cola Co. (The)	47,895	2,046,074
	Constellation Brands, Inc. Class A (a)	15,408	223,724
	Hansen Natural Corp. (a)	2,296	76,916
	Pepsi Bottling Group, Inc. (The)	7,471	144,116
	PepsiCo, Inc.	36,431	1,829,929
			4,363,399

	Biotechnology 2.1%
	Amgen, Inc. (a)	77,272	4,238,369
	Biogen Idec, Inc. (a)	13,960	679,154
	Cephalon, Inc. (a)	18,778	1,449,286
	Gilead Sciences, Inc. (a)	2,875	145,964
	United Therapeutics Corp. (a)	1,123	76,308
	Vertex Pharmaceuticals, Inc. (a)	3,761	124,301
			6,713,382

	Capital Markets 1.0%
	Ameriprise Financial, Inc.	34,153	688,183
	Bank of New York Mellon Corp. (The)	2,057	52,947
	Charles Schwab Corp. (The)	81,848	1,112,314
	Federated Investors, Inc. Class B	3,705	72,322
	Goldman Sachs Group, Inc. (The)	680	54,896
	Invesco, Ltd.	62,754	739,870
	Northern Trust Corp.	897	51,595
	Raymond James Financial, Inc.	4,729	87,534
	SEI Investments Co.	3,989	50,541
	State Street Corp.	7,550	175,688
			3,085,890

	Chemicals 0.5%
	Airgas, Inc.	4,191	147,984
	Ashland, Inc.	3,414	27,380
	CF Industries Holdings, Inc.	2,028	95,316
	Monsanto Co.	8,895	676,554
	Rohm & Haas Co.	11,391	628,670
	Scotts Miracle-Gro Co. (The) Class A	1,364	43,948
	Terra Industries, Inc.	5,261	107,745
			1,727,597

	Commercial Banks 1.9%
	Associated Banc-Corp.	3,951	61,833
	BancorpSouth, Inc.	3,705	70,025
	BB&T Corp.	25,422	503,101
	City National Corp.	1,113	38,521
	Commerce Bancshares, Inc.	7,799	272,575
	Cullen/Frost Bankers, Inc.	4,861	212,766
	Fifth Third Bancorp	1,238	2,959
	First Horizon National Corp.	8,592	81,796
	FirstMerit Corp.	6,682	108,048
	Huntington Bancshares, Inc.	15,274	43,989
	PNC Financial Services Group, Inc.	13,460	437,719
	TCF Financial Corp.	3,284	40,689
	U.S. Bancorp	10,183	151,116
	Valley National Bancorp	4,014	52,262
	Wells Fargo & Co.	211,581	3,998,881
			6,076,280

	Commercial Services & Supplies 0.1%
	Stericycle, Inc. (a)	5,419	265,098
	Waste Connections, Inc. (a)	2,052	59,549
			324,647

	Communications Equipment 2.1%
	Cisco Systems, Inc. (a)	357,732	5,355,248
	F5 Networks, Inc. (a)	8,715	193,212
	Juniper Networks, Inc. (a)	1,259	17,827
	Polycom, Inc. (a)	2,355	33,088
	QUALCOMM, Inc.	22,754	786,151
	Tellabs, Inc. (a)	77,950	321,933
			6,707,459

	Computers & Peripherals 7.5%
	Apple, Inc. (a)	57,411	5,174,453
	Dell, Inc. (a)	88,649	842,166
	EMC Corp. (a)	218,259	2,409,579
	Hewlett-Packard Co.	154,455	5,367,311
¤	International Business Machines Corp.	78,781	7,220,279
	Lexmark International, Inc. Class A (a)	21,608	511,677
	NCR Corp. (a)	4,640	58,232
	NetApp, Inc. (a)	102,118	1,514,410
	Teradata Corp. (a)	41,129	540,024
	Western Digital Corp. (a)	25,554	375,133
			24,013,264

	Construction & Engineering 0.6%
	Fluor Corp.	44,988	1,750,033
	Granite Construction, Inc.	871	30,677
	URS Corp. (a)	4,739	161,363
			1,942,073

	Construction Materials 0.1%
	Vulcan Materials Co.	4,270	211,194

	Consumer Finance 0.6%
	American Express Co.	37,338	624,665
	Capital One Financial Corp.	71,890	1,138,737
			1,763,402

	Containers & Packaging 0.3%
	Bemis Co., Inc.	16,100	363,377
	Pactiv Corp. (a)	15,478	334,635
	Sonoco Products Co.	8,110	185,962
			883,974

	Diversified Consumer Services 0.9%
	Apollo Group, Inc. Class A (a)	24,666	2,009,293
	Career Education Corp. (a)	2,279	49,682
	DeVry, Inc.	8,592	460,359
	ITT Educational Services, Inc. (a)	1,871	229,216
	Strayer Education, Inc.	1,220	264,045
			3,012,595

	Diversified Financial Services 1.3%
	Bank of America Corp.	111,921	736,440
	Citigroup, Inc.	58,705	208,403
	CME Group, Inc.	1,484	258,082
	JPMorgan Chase & Co.	109,445	2,791,942
			3,994,867

	Diversified Telecommunication Services 3.6%
¤	AT&T, Inc.	227,935	5,611,760
	Embarq Corp.	10,543	376,596
¤	Verizon Communications, Inc.	180,197	5,382,484
			11,370,840

	Electric Utilities 0.9%
	Exelon Corp.	8,085	438,369
	FPL Group, Inc.	2,523	130,061
	Pinnacle West Capital Corp.	8,522	285,231
	Progress Energy, Inc.	15,137	586,105
	Southern Co. (The)	45,292	1,515,017
			2,954,783

	Electrical Equipment 0.5%
	Cooper Industries, Ltd. Class A	22,182	596,918
	Emerson Electric Co.	28,479	931,263
	Hubbel, Inc. Class B	5,777	179,087
			1,707,268

	Electronic Equipment & Instruments 0.4%
	Agilent Technologies, Inc. (a)	26,455	478,306
	Arrow Electronics, Inc. (a)	3,185	60,738
	Avnet, Inc. (a)	4,675	92,659
	Ingram Micro, Inc. Class A (a)	19,054	233,793
	Jabil Circuit, Inc.	31,120	181,118
	Molex, Inc.	10,316	137,925
			1,184,539

	Energy Equipment & Services 1.3%
	Cameron International Corp. (a)	13,270	307,333
	ENSCO International, Inc.	18,325	501,372
	FMC Technologies, Inc. (a)	10,035	296,936
	Helmerich & Payne, Inc.	2,162	48,558
	National Oilwell Varco, Inc. (a)	17,874	472,589
	Noble Corp.	53,695	1,457,819
	Patterson-UTI Energy, Inc.	2,784	26,615
	Pride International, Inc. (a)	3,019	48,666
	Schlumberger, Ltd.	18,774	766,167
	Tidewater, Inc.	3,967	165,067
			4,091,122

	Food & Staples Retailing 2.4%
	BJ's Wholesale Club, Inc. (a)	9,354	268,273
	CVS Caremark Corp.	3,163	85,021
	Kroger Co. (The)	58,962	1,326,645
¤	Wal-Mart Stores, Inc.	129,421	6,098,318
			7,778,257

	Food Products 1.7%
	Archer-Daniels-Midland Co.	12,193	333,844
	Campbell Soup Co.	21,777	661,367
	Corn Products International, Inc.	1,908	44,170
	Dean Foods Co. (a)	5,584	107,995
	General Mills, Inc.	36,079	2,134,073
	H.J. Heinz Co.	12,083	441,030
	Hershey Co. (The)	20,639	769,422
	J.M. Smucker Co. (The)	1,295	58,469
	Kellogg Co.	10,426	455,512
	Kraft Foods, Inc. Class A	19,076	535,082
			5,540,964

	Gas Utilities 0.1%
	Equitable Resources, Inc.	1,874	64,147
	Nicor, Inc.	4,606	157,571
	UGI Corp.	6,527	165,590
			387,308

	Health Care Equipment & Supplies 1.2%
	Baxter International, Inc.	28,439	1,667,947
	Boston Scientific Corp. (a)	1,516	13,447
	Covidien, Ltd.	13,975	535,802
	Edwards Lifesciences Corp. (a)	5,776	332,062
	Medtronic, Inc.	2,002	67,047
	Resmed, Inc. (a)	2,350	93,765
	STERIS Corp.	9,326	248,072
	Teleflex, Inc.	5,318	282,811
	Varian Medical Systems, Inc. (a)	13,660	507,196
			3,748,149

	Health Care Providers & Services 3.1%
	Aetna, Inc.	84,019	2,604,589
	CIGNA Corp.	27,409	475,820
	DaVita, Inc. (a)	18,283	859,301
	Humana, Inc. (a)	39,817	1,510,259
	Lincare Holdings, Inc. (a)	16,070	386,483
	Omnicare, Inc.	22,725	635,391
	Quest Diagnostics, Inc.	22,046	1,087,970
	UnitedHealth Group, Inc.	15,523	439,767
	Universal Health Services, Inc. Class B	1,306	49,432
	WellPoint, Inc. (a)	46,929	1,945,207
			9,994,219

	Health Care Technology 0.0%‡
	Cerner Corp. (a)	1,735	58,504

	Hotels, Restaurants & Leisure 1.5%
	Darden Restaurants, Inc.	6,600	173,052
	McDonald's Corp.	74,544	4,325,043
	Starbucks Corp. (a)	30,208	285,163
			4,783,258

	Household Durables 0.9%
	Centex Corp.	9,783	83,253
	D.R. Horton, Inc.	48,830	291,027
	Harman International Industries, Inc.	2,440	39,260
	KB Home	3,166	33,781
	Leggett & Platt, Inc.	48,981	611,773
	Lennar Corp. Class A	19,754	151,908
	NVR, Inc. (a)	1,170	498,525
	Pulte Homes, Inc.	65,608	665,921
	Stanley Works (The)	2,918	91,217
	Toll Brothers, Inc. (a)	17,971	305,866
			2,772,531

	Household Products 4.0%
	Church & Dwight Co., Inc.	14,937	795,096
	Clorox Co. (The)	32,682	1,639,002
	Colgate-Palmolive Co.	6,788	441,492
	Kimberly-Clark Corp.	24,302	1,250,824
¤	Procter & Gamble Co. (The)	158,160	8,619,720
			12,746,134

	Independent Power Producers & Energy Traders 0.0%‡
	Constellation Energy Group, Inc.	4,714	123,978

	Industrial Conglomerates 1.9%
	3M Co.	27,413	1,474,545
	General Electric Co.	380,632	4,617,066
			6,091,611

	Insurance 4.9%
	Aflac, Inc.	52,643	1,221,844
	Allstate Corp. (The)	40,176	870,614
	American Financial Group, Inc.	10,363	175,964
	Aon Corp.	27,364	1,013,836
	Arthur J. Gallagher & Co.	15,847	373,514
	Brown & Brown, Inc.	25,237	482,784
	Chubb Corp. (The)	46,413	1,976,265
	Cincinnati Financial Corp.	13,062	286,450
	Everest Re Group, Ltd.	1,547	97,461
	HCC Insurance Holdings, Inc.	19,357	453,147
	Loews Corp.	37,847	923,467
	Marsh & McLennan Cos., Inc.	12,500	241,625
	MetLife, Inc.	92,038	2,644,252
	Old Republic International Corp.	20,247	208,949
	Principal Financial Group, Inc.	12,180	202,066
	Prudential Financial, Inc.	41,580	1,070,685
	Travelers Cos., Inc. (The)	52,051	2,011,251
	Unum Group	34,823	493,094
	W.R. Berkley Corp.	30,495	807,507
			15,554,775

	Internet Software & Services 1.8%
	eBay, Inc. (a)	172,225	2,070,144
	Google, Inc. Class A (a)	5,171	1,750,539
	VeriSign, Inc. (a)	37,406	722,310
	Yahoo!, Inc. (a)	98,201	1,151,898
			5,694,891

	IT Services 2.5%
	Affiliated Computer Services, Inc. Class A (a)	20,550	942,423
	Alliance Data Systems Corp. (a)	14,531	604,344
	Automatic Data Processing, Inc.	9,160	332,783
	Broadridge Financial Solutions LLC	6,452	87,037
	Computer Sciences Corp. (a)	46,420	1,710,113
	Fidelity National Information Services, Inc.	28,871	459,338
	Fiserv, Inc. (a)	49,824	1,581,912
	Global Payments, Inc.	13,055	453,139
	Lender Processing Services, Inc.	3,018	78,227
	SAIC, Inc. (a)	27,243	537,777
	Total System Services, Inc.	16,641	210,675
	Western Union Co. (The)	60,390	824,927
			7,822,695

	Leisure Equipment & Products 0.3%
	Eastman Kodak Co.	20,853	94,464
	Hasbro, Inc.	38,098	919,305
			1,013,769

	Life Sciences Tools & Services 0.2%
	Life Technologies Corp. (a)	18,880	480,685
	Pharmaceutical Product Development, Inc.	3,656	87,342
	Waters Corp. (a)	3,895	140,882
			708,909

	Machinery 1.3%
	Cummins, Inc.	14,497	347,638
	Dover Corp.	57,559	1,627,768
	Illinois Tool Works, Inc.	11,754	383,886
	Parker Hannifin Corp.	42,089	1,608,221
	Wabtec Corp.	2,444	73,149
			4,040,662

	Media 1.9%
	Comcast Corp. Class A	96,333	1,411,278
	DIRECTV Group, Inc. (The) (a)	57,987	1,269,915
	DreamWorks Animation SKG, Inc. Class A (a)	3,961	86,944
	Interpublic Group of Cos., Inc. (The) (a)	72,991	243,060
	McGraw-Hill Cos., Inc. (The)	13,223	290,774
	Time Warner, Inc.	280,932	2,621,096
	Walt Disney Co. (The)	6,838	141,410
			6,064,477

	Multi-Utilities 1.1%
	Consolidated Edison, Inc.	3,164	128,933
	NSTAR	18,012	609,166
	PG&E Corp.	62,556	2,419,040
	Puget Energy, Inc.	7,470	219,618
			3,376,757

	Multiline Retail 0.8%
	Big Lots, Inc. (a)	24,962	335,739
	Dollar Tree, Inc. (a)	19,737	842,967
	Family Dollar Stores, Inc.	42,245	1,173,144
	J.C. Penney Co., Inc.	8,234	137,919
			2,489,769

	Oil & Gas 12.1%
	Apache Corp.	29,920	2,244,000
¤	Chevron Corp.	92,719	6,538,544
	Cimarex Energy Co.	1,954	48,537
	Comstock Resources, Inc. (a)	3,802	144,970
	ConocoPhillips	78,575	3,734,670
	Devon Energy Corp.	5,028	309,725
¤	ExxonMobil Corp.	236,668	18,100,369
	Hess Corp.	2,951	164,105
	Marathon Oil Corp.	21,994	598,897
	Massey Energy Co.	3,414	51,824
	Murphy Oil Corp.	25,781	1,139,005
	Noble Energy, Inc.	8,672	424,321
	Occidental Petroleum Corp.	59,358	3,237,979
	Sunoco, Inc.	27,668	1,281,582
	Tesoro Corp.	6,027	103,845
	Valero Energy Corp.	24,771	597,476
			38,719,849

	Pharmaceuticals 10.8%
	Abbott Laboratories	91,621	5,079,468
	Bristol-Myers Squibb Co.	109,257	2,339,192
	Eli Lilly & Co.	92,459	3,404,340
	Endo Pharmaceuticals Holdings, Inc. (a)	21,999	494,318
	Forest Laboratories, Inc. (a)	66,585	1,667,288
¤	Johnson & Johnson	149,221	8,608,560
	King Pharmaceuticals, Inc. (a)	74,287	649,268
	Merck & Co., Inc.	95,964	2,739,772
¤	Pfizer, Inc.	394,957	5,758,473
	Schering-Plough Corp.	134,117	2,355,095
	Valeant Pharmaceuticals International (a)	11,838	256,885
	Watson Pharmaceuticals, Inc. (a)	12,650	345,092
	Wyeth	20,780	892,917
			34,590,668

	Professional Services 0.2%
	Dun & Bradstreet Corp.	1,450	110,200
	Manpower, Inc.	4,717	134,246
	Monster Worldwide, Inc. (a)	12,694	116,911
	Robert Half International, Inc.	18,423	312,270
			673,627

	Real Estate Investment Trusts 0.5%
	Plum Creek Timber Co., Inc.	11,507	354,070
	Public Storage	11,757	727,406
	Realty Income Corp.	3,108	59,891
	Simon Property Group, Inc.	11,091	476,691
			1,618,058

	Road & Rail 0.7%
	CSX Corp.	13,692	396,520
	J.B. Hunt Transport Services, Inc.	1,920	42,758
	Norfolk Southern Corp.	29,942	1,148,575
	Ryder System, Inc.	6,546	221,124
	Union Pacific Corp.	12,212	534,764
			2,343,741

	Semiconductors & Semiconductor Equipment 2.1%
	Atmel Corp. (a)	24,381	81,433
	Broadcom Corp. Class A (a)	15,747	249,590
	Intel Corp.	280,128	3,613,651
	KLA-Tencor Corp.	5,443	109,078
	Lam Research Corp. (a)	6,506	131,486
	LSI Corp. (a)	90,386	287,427
	National Semiconductor Corp.	30,636	310,649
	Novellus Systems, Inc. (a)	17,672	243,697
	Texas Instruments, Inc.	117,594	1,758,030
			6,785,041

	Software 4.3%
	Adobe Systems, Inc. (a)	49,213	950,303
	Autodesk, Inc. (a)	60,398	1,000,191
	BMC Software, Inc. (a)	11,871	300,692
	Compuware Corp. (a)	67,490	438,685
	McAfee, Inc. (a)	4,474	136,412
¤	Microsoft Corp.	330,977	5,659,707
	Oracle Corp. (a)	104,598	1,760,384
	Sybase, Inc. (a)	17,608	480,875
	Symantec Corp. (a)	164,624	2,523,686
	Synopsys, Inc. (a)	20,369	376,827
			13,627,762

Specialty Retail 3.5%
Advance Auto Parts, Inc.	7,313	239,354
American Eagle Outfitters, Inc.	16,056	144,665
AutoZone, Inc. (a)	10,264	1,363,983
Best Buy Co., Inc.	71,035	1,990,401
Foot Locker, Inc.	15,940	117,318
Gap, Inc. (The)	142,857	1,611,427
Home Depot, Inc. (The)	33,785	727,391
Limited Brands, Inc.	54,319	430,206
Lowe's Cos., Inc.	98,607	1,801,550
PetSmart, Inc.	2,982	55,972
RadioShack Corp.	32,925	377,321
Ross Stores, Inc.	21,084	620,291
Sherwin-Williams Co. (The)	29,896	1,427,534
TJX Cos., Inc.	19,100	370,922
		11,278,335

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. (a)	83,033	1,212,282
Jones Apparel Group, Inc.	6,067	20,992
Polo Ralph Lauren Corp.	17,408	714,250
		1,947,524

Thrifts & Mortgage Finance 0.4%
First Niagara Financial Group, Inc.	10,879	142,080
Hudson City Bancorp, Inc.	4,269	49,520
Peoples United Financial	69,202	1,132,145
		1,323,745

Tobacco 1.4%
Altria Group, Inc.	128,251	2,121,272
Philip Morris International, Inc.	62,048	2,305,083
		4,426,355

Trading Companies & Distributors 0.1%
MSC Industrial Direct Co.	1,392	47,690
W.W. Grainger, Inc.	2,323	169,463
		217,153

Water Utilities 0.0%‡
Aqua America, Inc.	4,200	87,108

Wireless Telecommunication Services 0.1%
Sprint Nextel Corp. (a)	105,255	255,770
Telephone and Data Systems, Inc.	1,867	56,962
		312,732

Total Common Stocks (Cost $415,522,806)		315,923,012

Exchange Traded Fund 0.9% (b)
S&P 500 Index - SPDR Trust Series 1	34,640	2,864,382

Total Exchange Traded Fund (Cost $2,852,688)		2,864,382

	Principal Amount	Value
Short-Term Investment 0.2%
Repurchase Agreement 0.2%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $782,068 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $800,000 and a Market Value of $799,360)	$782,065	782,065

Total Short-Term Investment (Cost $782,065)		782,065

Total Investments (Cost $419,157,559) (c)	100.0%	319,569,459
Cash and Other Assets,
Less Liabilities	0.0 ‡	11,924

Net Assets	100.0%	$319,581,383

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(c)	At January 31, 2009, cost is $427,220,772 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$3,279,968
Gross unrealized depreciation	(110,931,281)
Net unrealized depreciation	$(107,651,313)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$318,787,394
Level 2 - Other Significant Observable Inputs	782,065
Level 3 - Significant Unobservable Inputs	-
Total	$319,569,459

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund

Portfolio of Investments January 31, 2009 unaudited
		Principal Amount	Value
	Convertible Securities 88.2%†
	Convertible Bonds 77.4%
	Aerospace & Defense 3.3%
	L-3 Communications Corp.
	3.00%, due 8/1/35 (a)	$6,455,000	$6,777,750
	3.00%, due 8/1/35	516,000	541,800
	Triumph Group, Inc. 2.625%, due 10/1/26	5,058,000	5,114,903
			12,434,453

	Airlines 2.2%
	JetBlue Airways Corp. 3.75%, due 3/15/35	5,138,000	4,296,652
	UAL Corp. 4.50%, due 6/30/21	7,327,000	3,849,606
			8,146,258

	Auto Manufacturers 0.3%
	Ford Motor Co. 4.25%, due 12/15/36	4,164,000	978,540

	Auto Parts & Equipment 0.1%
	ArvinMeritor, Inc.
	4.00%, due 2/15/27 (zero coupon), beginning 2/15/19 (a)	1,732,000	471,970
	4.00%, due 2/15/27	139,000	37,878
			509,848

	Biotechnology 2.9%
	Amgen, Inc.
	0.125%, due 2/1/11 (a)	1,337,000	1,250,095
	0.125%, due 2/1/11	6,067,000	5,672,645
	Gilead Sciences, Inc. 0.625%, due 5/1/13	2,790,000	3,811,838
			10,734,578

	Coal 1.4%
	Patriot Coal Corp. 3.25%, due 5/31/13 (a)	4,398,000	2,363,925
	Peabody Energy Corp. 4.75%, due 12/15/66	4,128,000	2,843,160
			5,207,085

	Commercial Services 1.2%
	Alliance Data Systems Corp. 1.75%, due 8/1/13 (a)	3,721,000	2,772,145
	Sotheby's 3.125%, due 6/15/13 (a)	2,629,000	1,702,278
			4,474,423

	Computers 2.5%
¤	EMC Corp.
	1.75%, due 12/1/11 (a)	1,461,000	1,424,475
	1.75%, due 12/1/11	8,288,000	8,080,800
			9,505,275

	Distribution & Wholesale 1.2%
	WESCO International, Inc. 1.75%, due 11/15/26	6,401,000	4,456,696

	Diversified Financial Services 3.6%
¤	Nasdaq Stock Market, Inc. (The) 2.50%, due 8/15/13 (a)	17,354,000	13,449,350

	Electrical Components & Equipment 2.3%
	EnerSys 3.375%, due 6/1/38	8,104,000	4,497,720
	General Cable Corp. 0.875%, due 11/15/13	6,226,000	4,015,770
			8,513,490

	Electronics 5.4%
¤	Fisher Scientific International, Inc. 3.25%, due 3/1/24	9,643,000	11,005,074
	Itron, Inc. 2.50%, due 8/1/26	3,855,000	4,491,075
	Merix Corp. 4.00%, due 5/15/13	5,231,000	1,275,056
	TTM Technologies, Inc. 3.25%, due 5/15/15	6,115,000	3,546,700
			20,317,905

	Energy - Alternate Sources 3.5%
¤	Covanta Holding Corp. 1.00%, due 2/1/27	15,110,000	12,975,712

	Entertainment 1.6%
	Lions Gate Entertainment Corp.
	2.938%, due 10/15/24	2,595,000	1,907,325
	3.625%, due 3/15/25	5,967,000	4,117,230
			6,024,555

	Environmental Controls 2.0%
	Waste Connections, Inc. 3.75%, due 4/1/26	6,948,000	7,312,770

	Food 3.4%
	Great Atlantic & Pacific Tea Co.
	5.125%, due 6/15/11	1,814,000	1,020,375
	6.75%, due 12/15/12	7,164,000	3,967,065
	Spartan Stores, Inc. 3.375%, due 5/15/27 (a)	6,211,000	4,549,557
	Tyson Foods, Inc. 3.25%, due 10/15/13	3,745,000	3,258,150
			12,795,147

	Health Care - Products 6.1%
	Conmed Corp. 2.50%, due 11/15/24	5,092,000	3,831,730
	Hologic, Inc. 2.00%, due 12/15/37 (zero coupon), beginning 12/15/13	7,422,000	4,777,912
¤	Medtronic, Inc.
	1.625%, due 4/15/13 (a)	2,230,000	1,976,338
	1.625%, due 4/15/13	13,741,000	12,177,961
			22,763,941

	Insurance 1.5%
	Prudential Financial, Inc. 0.366%, due 12/15/37 (b)	5,852,000	5,647,180

	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (c)(d)(e)(f)(g)	9,147,056	915

	Leisure Equipment & Products 1.0%
	Eastman Kodak Co. 3.375%, due 10/15/33	4,674,000	3,768,413

	Media 0.4%
	Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (a)	3,975,000	1,669,500

	Oil & Gas 8.5%
¤	Chesapeake Energy Corp. 2.50%, due 5/15/37	18,115,000	11,367,163
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	5,229,000	3,902,141
¤	Transocean, Inc. Series C 1.50%, due 12/15/37	21,005,000	16,725,231
			31,994,535

	Oil & Gas Services 4.1%
	Cameron International Corp. 2.50%, due 6/15/26	3,663,000	3,800,362
¤	Schlumberger, Ltd. Series B 2.125%, due 6/1/23	9,134,000	11,463,170
			15,263,532

	Pharmaceuticals 6.2%
	Enzon Pharmaceuticals, Inc. 4.00%, due 6/1/13	6,985,000	5,596,731
	OSI Pharmaceuticals, Inc. 3.00%, due 1/15/38	2,834,000	2,373,475
¤	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	14,407,000	15,415,490
			23,385,696

	Real Estate Investment Trusts 0.5%
	Macerich Co. (The) 3.25%, due 3/15/12 (a)	3,563,000	1,866,121

	Retail 0.8%
	TJX Cos., Inc. (zero coupon), due 2/13/21	3,812,000	2,949,535

	Semiconductors 1.8%
	Intel Corp. 2.95%, due 12/15/35	5,690,000	4,388,412
	ON Semiconductor Corp. 2.625%, due 12/15/26	3,666,000	2,323,328
			6,711,740

	Software 2.9%
	Sybase, Inc. 1.75%, due 2/22/25	7,551,000	8,872,425
	SYNNEX Corp. 4.00%, due 5/15/18 (a)	2,993,000	2,110,065
			10,982,490

	Telecommunications 6.7%
	Anixter International, Inc. 1.00%, due 2/15/13	8,293,000	5,732,536
	Comtech Telecommunications Corp. 2.00%, due 2/1/24 (zero coupon), beginning 2/1/11	2,817,000	3,510,686
	NII Holdings, Inc. 3.125%, due 6/15/12	6,069,000	4,073,816
¤	SBA Communications Corp. 1.875%, due 5/1/13 (a)	16,761,000	11,858,408
			25,175,446

	Total Convertible Bonds (Cost $356,880,218)		290,015,129

	Shares	Value
Convertible Preferred Stocks 10.8%
Banks 3.2%
Bank of America Corp. 7.25% Series L	15,508	7,823,786
Wells Fargo & Co. 7.50%	6,650	4,236,050
		12,059,836

Chemicals 0.7%
Celanese Corp. 4.25%	168,710	2,541,195

Diversified Financial Services 0.8%
Citigroup, Inc. 6.50% Series T	206,257	3,145,419

Insurance 0.6%
MetLife, Inc. 6.38%	275,900	2,281,693

Investment Company 0.8%
Vale Capital, Ltd. 5.50% Series RIO	95,500	2,974,825

Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	40,375	1,881,475

Pharmaceuticals 2.0%
Schering-Plough Corp. 6.00%	43,300	7,534,633

Telecommunications 2.2%
Crown Castle International Corp. 6.25%	194,000	8,245,000

Total Convertible Preferred Stocks (Cost $72,680,438)		40,664,076

Total Convertible Securities (Cost $429,560,656)		330,679,205

Common Stocks 8.6%
Biotechnology 1.1%
BioMarin Pharmaceuticals, Inc. (g)	144,500	2,783,070
InterMune, Inc. (g)	99,900	1,142,856
		3,925,926

Engineering & Construction 0.2%
McDermott International, Inc. (g)	84,100	872,117

Health Care - Products 2.6%
Boston Scientific Corp. (g)	284,600	2,524,402
Johnson & Johnson	122,000	7,038,180
		9,562,582

Oil & Gas 0.7%
Frontier Oil Corp.	187,700	2,680,356

Oil & Gas Services 1.5%
Baker Hughes, Inc.	54,500	1,815,940
Gulf Island Fabrication, Inc.	16,900	212,771
Halliburton Co.	195,626	3,374,549
ION Geophysical Corp. (g)	192,000	288,000
		5,691,260

Retail 0.9%
Costco Wholesale Corp.	77,203	3,476,451

Software 0.9%
Microsoft Corp.	191,600	3,276,360

Transportation 0.7%
Tidewater, Inc.	65,800	2,737,938

Total Common Stocks (Cost $53,769,515)		32,222,990

	Principal Amount	Value
Short-Term Investment 3.8%
Repurchase Agreement 3.8%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $14,088,834(Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $14,385,000 and a Market Value of $14,373,492)	$14,088,775	14,088,775

Total Short-Term Investment (Cost $14,088,775)		14,088,775

Total Investments (Cost $497,418,946) (h)	100.6%	376,990,970
Liabilities in Excess of
Cash and Other Assets	(0.6)	(2,123,734)

Net Assets	100.0%	$374,867,236

¤	Among the Fund's 10 largest holdings or issuers, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate. Rate shown is the rate in effect at January 31, 2009.
(c)	Issue in default.
(d)	Fair valued security. The total market value of this security at January 31, 2009 is $915, which represents less than one-tenth of a percent of the Fund's net assets.
(e)	Restricted security.
(f)	Illiquid security. The total market value of this security at January 31, 2009 is $915, which represents less than one-tenth of a percent of the Fund's net assets.
(g)	Non-income producing security.
(h)	At January 31, 2009, cost is $499,007,889 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$4,040,795
Gross unrealized depreciation	(126,057,714)
Net unrealized depreciation	$(122,016,919)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$70,345,871
Level 2 - Other Significant Observable Inputs	306,644,184
Level 3 - Significant Unobservable Inputs	915
Total	$376,990,970

The Fund did not hold other financial instruments as of January 31, 2009.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 10/31/08	$915
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Net purchases (sales)	-
Net transfers in and/or out of Level 3	-
Balance as of 1/31/09	$915
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	-

As of January 31, 2009, the Fund held the following restricted security:

	Date of	Principal		1/31/2009	Percentage of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	7/25/01	$9,147,056	$674,023	$915	0.0%‡

‡ Less than one-tenth of a percent.

MainStay Diversified Income Fund

Portfolio of Investments ††† January 31, 2009 unaudited
	Principal Amount	Value
Long-Term Bonds 95.0%†
Asset-Backed Securities 0.9%
Automobile 0.1%
Superior Wholesale Inventory Financing Trust Series 2007-AE1, Class A 0.433%, due 1/15/12 (a)	$50,000	$35,000

Consumer Loans 0.1%
Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	75,000	74,281

Credit Cards 0.4%
Bank of America Credit Card Trust Series 2006-C4, Class C4 0.563%, due 11/15/11 (a)	130,000	114,837
Citibank Credit Card Issuance Trust Series 2006-C4, Class C4 0.649%, due 1/9/12 (a)	140,000	108,764
MBNA Credit Card Master Note Trust Series 2005-A3, Class A3 4.10%, due 10/15/12	115,000	113,569
		337,170

Diversified Financial Services 0.1%
Dunkin Securitization Series 2006-1, Class A2 5.779%, due 6/20/31 (b)	110,000	74,319
USXL Funding LLC Series 2006-1A, Class A 5.379%, due 4/15/14 (b)(c)	33,780	30,001
		104,320

Home Equity 0.2%
Citicorp Residential Mortgage Securities, Inc.
Series 2006-3, Class A3 5.61%, due 11/25/36 (d)	100,000	83,327
Series 2006-1, Class A3 5.706%, due 7/25/36 (d)	120,000	100,265
		183,592

Total Asset-Backed Securities (Cost $872,297)		734,363

Convertible Bonds 3.9%
Aerospace & Defense 0.1%
Triumph Group, Inc. 2.625%, due 10/1/26	60,000	60,675

Airlines 0.1%
JetBlue Airways Corp. 3.75%, due 3/15/35	59,000	49,339

Biotechnology 0.1%
Gilead Sciences, Inc. 0.625%, due 5/1/13	31,000	42,354

Coal 0.0%‡
Peabody Energy Corp. 4.75%, due 12/15/66	54,000	37,193

Commercial Services 0.1%
Alliance Data Systems Corp. 1.75%, due 8/1/13 (b)	50,000	37,250
Sotheby's 3.125%, due 6/15/13 (b)	30,000	19,425
		56,675

Computers 0.2%
EMC Corp. 1.75%, due 12/1/11	155,000	151,125

Distribution & Wholesale 0.1%
WESCO International, Inc. 1.75%, due 11/15/26	74,000	51,523

Diversified Financial Services 0.2%
Nasdaq Stock Market, Inc. (The) 2.50%, due 8/15/13 (b)	263,000	203,825

Electrical Components & Equipment 0.1%
General Cable Corp. 0.875%, due 11/15/13	72,000	46,440

Electronics 0.3%
Fisher Scientific International, Inc. 3.25%, due 3/1/24	106,000	120,972
Itron, Inc. 2.50%, due 8/1/26	43,000	50,095
TTM Technologies, Inc. 3.25%, due 5/15/15	70,000	40,600
		211,667

Energy - Alternate Sources 0.2%
Covanta Holding Corp. 1.00%, due 2/1/27	214,000	183,772

Entertainment 0.0%‡
Lions Gate Entertainment Corp.
2.938%, due 10/15/24	29,000	21,315
3.625%, due 3/15/25	21,000	14,490
		35,805

Environmental Controls 0.1%
Waste Connections, Inc. 3.75%, due 4/1/26	81,000	85,253

Food 0.3%
Great Atlantic & Pacific Tea Co. 6.75%, due 12/15/12	80,000	44,300
Spartan Stores, Inc. 3.375%, due 5/15/27	40,000	29,300
3.375%, due 5/15/27 (b)	163,000	119,397
Tyson Foods, Inc. 3.25%, due 10/15/13	46,000	40,020
		233,017

Health Care - Products 0.4%
Medtronic, Inc. 1.625%, due 4/15/13	424,000	375,770

Insurance 0.0%‡
Conseco, Inc. 3.50%, due 9/30/35 (zero coupon), beginning 9/30/10	35,000	15,488

Internet 0.0%‡
At Home Corp. 4.75%, due 12/31/49 (c)(e)(f)(g)	504,238	50

Leisure Equipment & Products 0.1%
Eastman Kodak Co. 3.375%, due 10/15/33	52,000	41,925

Media 0.0%‡
Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (b)	45,000	18,900

Oil & Gas 0.5%
Chesapeake Energy Corp. 2.50%, due 5/15/37	211,000	132,403
St. Mary Land & Exploration Co. 3.50%, due 4/1/27	68,000	50,745
Transocean, Inc.
Series C 1.50%, due 12/15/37	198,000	157,657
Series A 1.625%, due 12/15/37	57,000	50,730
		391,535

Oil & Gas Services 0.3%
Cameron International Corp. 2.50%, due 6/15/26	43,000	44,612
Schlumberger, Ltd. Series B 2.125%, due 6/1/23	154,000	193,270
		237,882

Pharmaceuticals 0.3%
Enzon Pharmaceuticals, Inc. 4.00%, due 6/1/13	76,000	60,895
Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	191,000	204,370
		265,265

Real Estate Investment Trusts 0.0%‡
Macerich Co. (The) 3.25%, due 3/15/12 (b)	40,000	20,950

Retail 0.0%‡
TJX Cos., Inc. (zero coupon), due 2/13/21	44,000	34,045

Semiconductors 0.0%‡
ON Semiconductor Corp. 2.625%, due 12/15/26	47,000	29,786

Software 0.2%
Sybase, Inc. 1.75%, due 2/22/25	102,000	119,850
SYNNEX Corp. 4.00%, due 5/15/18 (b)	32,000	22,560
		142,410

Telecommunications 0.2%
Anixter International, Inc. 1.00%, due 2/15/13	59,000	40,784
SBA Communications Corp. 1.875%, due 5/1/13 (b)	223,000	157,772
		198,556

Total Convertible Bonds (Cost $4,214,322)		3,221,225

Corporate Bonds 25.8%
Advertising 0.4%
Interpublic Group of Cos., Inc.
6.25%, due 11/15/14	135,000	73,575
7.25%, due 8/15/11	85,000	63,750
Lamar Media Corp. 6.625%, due 8/15/15	280,000	210,000
		347,325

Aerospace & Defense 0.3%
BE Aerospace, Inc. 8.50%, due 7/1/18	70,000	65,800
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
8.50%, due 4/1/15	125,000	40,000
9.75%, due 4/1/17	35,000	6,300
Sequa Corp. 11.75%, due 12/1/15 (b)	90,000	36,000
United Technologies Corp. 6.125%, due 2/1/19	100,000	108,417
		256,517

Agriculture 0.7%
Altria Group, Inc. 9.70%, due 11/10/18	400,000	437,723
Reynolds American, Inc.
7.625%, due 6/1/16	80,000	69,802
7.75%, due 6/1/18	80,000	70,416
		577,941

Airlines 0.1%
DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (b)	110,000	38,500
Delta Air Lines, Inc. (Escrow Shares)
2.875%, due 2/6/24 (f)	55,000	1,100
2.875%, due 2/18/49 (b)(f)	30,000	600
8.00%, due 6/3/49 (f)	81,000	1,620
8.30%, due 12/15/29 (f)	505,000	10,100
9.75%, due 5/15/49 (f)	5,000	94
10.00%, due 8/15/49 (f)	35,000	656
10.375%, due 12/15/22 (f)	10,000	188
Northwest Airlines, Inc. (Escrow Shares)
7.625%, due 11/15/23 (f)	117,700	412
7.875%, due 12/31/49 (f)	25,000	25
8.70%, due 3/15/49 (f)	5,000	5
8.875%, due 6/1/49 (f)	30,000	30
9.875%, due 3/15/37 (f)	65,000	65
10.00%, due 2/1/09 (f)	168,300	168
		53,563

Apparel 0.1%
Unifi, Inc. 11.50%, due 5/15/14	95,000	51,300

Auto Manufacturers 0.2%
Daimler Finance North America LLC 7.30%, due 1/15/12	36,000	35,270
Ford Motor Co. 7.45%, due 7/16/31	470,000	103,400
		138,670

Auto Parts & Equipment 0.6%
Allison Transmission, Inc. 11.00%, due 11/1/15 (b)	80,000	44,400
American Tire Distributors, Inc.
7.709%, due 4/1/12 (a)	70,000	52,500
10.75%, due 4/1/13	80,000	60,000
FleetPride Corp. 11.50%, due 10/1/14 (b)	235,000	204,450
Goodyear Tire & Rubber Co. (The)
6.318%, due 12/1/09 (a)	20,000	19,300
8.625%, due 12/1/11	65,000	62,075
Lear Corp.
Series B 8.50%, due 12/1/13	40,000	9,200
8.75%, due 12/1/16	120,000	22,800
		474,725

Banks 0.3%
GMAC LLC 8.00%, due 11/1/31 (b)	442,000	264,743

Building Materials 0.3%
Compression Polymers Corp. 10.50%, due 7/1/13	55,000	30,800
Texas Industries, Inc. 7.25%, due 7/15/13 (b)	245,000	184,975
		215,775

Chemicals 0.2%
Millennium America, Inc. 7.625%, due 11/15/26 (f)	149,000	10,430
Mosaic Global Holdings, Inc. 7.625%, due 12/1/16 (b)	40,000	37,600
Phibro Animal Health Corp. 10.00%, due 8/1/13 (b)	70,000	56,000
Tronox Worldwide LLC/Tronox Finance Corp. 9.50%, due 12/1/12 (f)	230,000	32,200
		136,230

Coal 0.2%
Peabody Energy Corp.
7.375%, due 11/1/16	95,000	92,625
7.875%, due 11/1/26	60,000	51,000
		143,625

Commercial Services 0.8%
Cardtronics, Inc. 9.25%, due 8/15/13	165,000	116,738
Great Lakes Dredge & Dock Corp. 7.75%, due 12/15/13	100,000	84,125
iPayment, Inc. 9.75%, due 5/15/14	180,000	108,000
Language Line, Inc. 11.125%, due 6/15/12	125,000	116,406
Lender Processing Services, Inc. 8.125%, due 7/1/16	85,000	80,750
Service Corp. International
7.375%, due 10/1/14	90,000	85,950
7.625%, due 10/1/18	90,000	82,800
		674,769

Computers 0.3%
SunGard Data Systems, Inc.
4.875%, due 1/15/14	40,000	29,600
9.125%, due 8/15/13	5,000	4,175
10.625%, due 5/15/15 (b)	230,000	190,900
		224,675

Distribution & Wholesale 0.1%
ACE Hardware Corp. 9.125%, due 6/1/16 (b)	110,000	82,500

Diversified Financial Services 2.1%
AmeriCredit Corp. 8.50%, due 7/1/15	160,000	140,000
General Electric Capital Corp. 6.875%, due 1/10/39	250,000	221,507
Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (b)	115,000	69,193
LaBranche & Co., Inc. 11.00%, due 5/15/12	75,000	66,188
Morgan Stanley
5.05%, due 1/21/11	120,000	116,557
6.75%, due 4/15/11	1,083,000	1,082,817
Ucar Finance, Inc. 10.25%, due 2/15/12	8,000	7,320
		1,703,582

Electric 1.3%
AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	292,751	271,088
Energy Future Holdings Corp. 10.875%, due 11/1/17	300,000	237,000
NRG Energy, Inc.
7.25%, due 2/1/14	70,000	66,850
7.375%, due 2/1/16	120,000	114,300
PNM Resources, Inc. 9.25%, due 5/15/15	75,000	67,500
Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	145,000	130,500
Reliant Energy, Inc.
7.625%, due 6/15/14	25,000	20,437
7.875%, due 6/15/17	210,000	170,100
		1,077,775

Electrical Components & Equipment 0.1%
Belden, Inc. 7.00%, due 3/15/17	80,000	60,800

Entertainment 1.3%
Chukchansi Economic Development Authority 8.00%, due 11/15/13 (b)	45,000	15,750
Gaylord Entertainment Co. 8.00%, due 11/15/13	140,000	107,450
Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	200,000	99,000
Jacobs Entertainment, Inc. 9.75%, due 6/15/14	115,000	61,525
Mohegan Tribal Gaming Authority 6.875%, due 2/15/15	10,000	5,350
Penn National Gaming, Inc.
6.75%, due 3/1/15	110,000	89,100
6.875%, due 12/1/11	135,000	127,575
Pinnacle Entertainment, Inc. 8.25%, due 3/15/12	90,000	82,350
Speedway Motorsports, Inc. 6.75%, due 6/1/13	290,000	232,000
United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (c)(e)	69,759	41,856
Vail Resorts, Inc. 6.75%, due 2/15/14	295,000	233,050
		1,095,006

Environmental Controls 0.2%
Geo Sub Corp. 11.00%, due 5/15/12	260,000	187,200

Finance - Auto Loans 0.2%
Ford Motor Credit Co. LLC
7.375%, due 10/28/09	145,000	129,964
7.875%, due 6/15/10	5,000	4,130
		134,094

Finance - Other Services 0.5%
American Real Estate Partners, L.P./American Real Estate Finance Corp. 8.125%, due 6/1/12	530,000	457,125

Food 0.1%
ASG Consolidated LLC/ASG Finance, Inc. (zero coupon), due 11/1/11 11.50%, beginning 11/1/08	95,000	81,700

Forest Products & Paper 0.8%
Bowater, Inc.
9.375%, due 12/15/21	195,000	35,100
9.50%, due 10/15/12	5,000	900
Domtar Corp. 7.875%, due 10/15/11	170,000	157,250
Georgia-Pacific Corp.
7.00%, due 1/15/15 (b)	110,000	101,200
7.125%, due 1/15/17 (b)	180,000	164,250
7.75%, due 11/15/29	4,000	2,780
8.00%, due 1/15/24	68,000	49,640
8.875%, due 5/15/31	160,000	121,600
NewPage Corp. 10.00%, due 5/1/12	115,000	44,275
		676,995

Hand & Machine Tools 0.1%
Thermadyne Holdings Corp. 9.50%, due 2/1/14	65,000	41,600

Health Care - Products 0.8%
Biomet, Inc.
10.00%, due 10/15/17	105,000	106,575
11.625%, due 10/15/17	160,000	148,800
Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15	145,000	55,100
Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14	165,000	160,875
Invacare Corp. 9.75%, due 2/15/15	175,000	159,250
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75%, due 11/15/14	45,000	28,575
		659,175

Health Care - Services 1.3%
Alliance Imaging, Inc.
7.25%, due 12/15/12	100,000	92,500
Series B 7.25%, due 12/15/12	125,000	115,625
Community Health Systems, Inc. 8.875%, due 7/15/15	180,000	173,250
HCA, Inc.
6.30%, due 10/1/12	345,000	284,625
8.75%, due 9/1/10	35,000	34,387
Highmark, Inc. 6.80%, due 8/15/13 (b)(c)	245,000	231,391
Skilled Healthcare Group, Inc. 11.00%, due 1/15/14	52,000	50,440
Vanguard Health Holding Co. II LLC 9.00%, due 10/1/14	75,000	66,750
		1,048,968

Holding Company - Diversified 0.3%
Leucadia National Corp. 8.125%, due 9/15/15	190,000	153,900
Susser Holdings LLC 10.625%, due 12/15/13	130,000	120,900
		274,800

Household Products & Wares 0.1%
ACCO Brands Corp. 7.625%, due 8/15/15	55,000	24,750
Jarden Corp. 7.50%, due 5/1/17	85,000	61,200
Libbey Glass, Inc. 9.568%, due 6/1/11 (a)	80,000	35,200
		121,150

Insurance 0.7%
Crum & Forster Holdings Corp. 7.75%, due 5/1/17	290,000	218,950
Fund American Cos., Inc. 5.875%, due 5/15/13	155,000	115,063
HUB International Holdings, Inc. 9.00%, due 12/15/14 (b)	195,000	131,625
Lumbermens Mutual Casualty Co.
8.45%, due 12/1/97 (b)(f)	35,000	350
9.15%, due 7/1/26 (b)(f)	535,000	5,350
USI Holdings Corp.
6.024%, due 11/15/14 (a)(b)	35,000	16,625
9.75%, due 5/15/15 (b)	95,000	43,700
Willis North America, Inc. 6.20%, due 3/28/17	50,000	34,547
		566,210

Internet 0.1%
Expedia, Inc.
7.456%, due 8/15/18	10,000	8,100
8.50%, due 7/1/16 (b)	125,000	98,750
		106,850

Iron & Steel 0.2%
Allegheny Ludlum Corp. 6.95%, due 12/15/25	20,000	16,281
Allegheny Technologies, Inc. 8.375%, due 12/15/11	185,000	176,358
		192,639

Leisure Equipment & Products 0.1%
Polypore, Inc. 8.75%, due 5/15/12	75,000	55,500

Lodging 0.3%
Boyd Gaming Corp. 7.75%, due 12/15/12	190,000	168,150
MTR Gaming Group, Inc. Series B 9.00%, due 6/1/12	50,000	25,250
Wynn Las Vegas Capital Corp. 6.625%, due 12/1/14	70,000	51,012
		244,412

Machinery - Construction & Mining 0.1%
Caterpillar, Inc. 6.05%, due 8/15/36	140,000	126,206

Media 2.4%
Charter Communications Operating LLC 8.00%, due 4/30/12 (b)	150,000	127,500
CSC Holdings, Inc.
6.75%, due 4/15/12	75,000	72,187
8.50%, due 6/15/15 (b)	45,000	43,312
CW Media Holdings, Inc. 13.50%, due 8/15/15 (b)(h)	45,000	23,850
Houghton Mifflin Harcourt Publishing Co. 7.20%, due 3/15/11	470,000	427,700
HSN, Inc. 11.25%, due 8/1/16 (b)	130,000	96,200
ION Media Networks, Inc.
4.344%, due 1/15/12 (a)(b)	115,000	17,969
7.344%, due 1/15/13 (b)(h)	61,469	2,920
LBI Media, Inc. 8.50%, due 8/1/17 (b)	110,000	38,500
Local Insight Regatta Holdings, Inc. 11.00%, due 12/1/17	40,000	10,000
Morris Publishing Group LLC 7.00%, due 8/1/13 (f)	220,000	17,600
Rainbow National Services LLC
8.75%, due 9/1/12 (b)	90,000	89,775
10.375%, due 9/1/14 (b)	145,000	146,812
Shaw Communications, Inc. 7.50%, due 11/20/13	225,000	190,360
Time Warner Cable, Inc. 8.25%, due 2/14/14	140,000	148,750
Time Warner Entertainment Co., L.P. 10.15%, due 5/1/12	415,000	448,979
Vertis, Inc. 18.50%, due 10/1/12 (h)	65,000	7,475
Ziff Davis Media, Inc.
8.873%, due 7/15/11 (a)(c)(e)	36,626	31,132
Ziff Davis Media, Inc. (Escrow Shares)
(zero coupon), due 5/1/12 (c)(e)	135,000	8,438
		1,949,459

Metal Fabricate & Hardware 0.2%
Metals USA, Inc. 11.125%, due 12/1/15	75,000	50,250
Mueller Water Products, Inc. 7.375%, due 6/1/17	80,000	62,000
Neenah Foundary Co. 9.50%, due 1/1/17	150,000	67,500
		179,750

Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc.
7.084%, due 4/1/15 (a)	110,000	78,100
8.25%, due 4/1/15	55,000	46,819
8.375%, due 4/1/17	90,000	74,700
		199,619

Miscellaneous - Manufacturing 0.3%
Actuant Corp. 6.875%, due 6/15/17	85,000	69,700
RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	165,000	141,900
		211,600

Oil & Gas 2.4%
Chaparral Energy, Inc. 8.50%, due 12/1/15	300,000	66,000
Chesapeake Energy Corp. 6.875%, due 11/15/20	25,000	20,000
ConocoPhillips 6.50%, due 2/1/39	380,000	378,509
Forest Oil Corp. 8.00%, due 12/15/11	200,000	192,500
Hilcorp Energy I, L.P./Hilcorp Finance Co. 9.00%, due 6/1/16 (b)	100,000	81,500
Linn Energy LLC 9.875%, due 7/1/18 (b)	100,000	80,500
Mariner Energy, Inc. 7.50%, due 4/15/13	185,000	138,750
Newfield Exploration Co.
6.625%, due 9/1/14	15,000	13,425
6.625%, due 4/15/16	15,000	13,275
7.125%, due 5/15/18	115,000	101,488
Parker Drilling Co. 9.625%, due 10/1/13	80,000	59,200
Pemex Project Funding Master Trust 5.75%, due 3/1/18	320,000	272,000
PetroHawk Energy Corp.
9.125%, due 7/15/13	70,000	64,400
10.50%, due 8/1/14 (b)	10,000	9,525
Petroquest Energy, Inc. 10.375%, due 5/15/12	125,000	96,250
Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	50,000	38,750
SandRidge Energy, Inc. 8.00%, due 6/1/18 (b)	70,000	55,300
Stone Energy Corp. 6.75%, due 12/15/14	100,000	54,000
Venoco, Inc. 8.75%, due 12/15/11	1,000	495
Whiting Petroleum Corp. 7.00%, due 2/1/14	300,000	240,000
		1,975,867

Oil & Gas Services 0.2%
Allis-Chalmers Energy, Inc.
8.50%, due 3/1/17	70,000	34,300
9.00%, due 1/15/14	70,000	37,100
Complete Production Services, Inc. 8.00%, due 12/15/16	180,000	126,000
		197,400

Pharmaceuticals 0.4%
Medco Health Solutions, Inc. 7.25%, due 8/15/13	240,000	236,283
Warner Chilcott Corp. 8.75%, due 2/1/15	110,000	102,850
		339,133

Pipelines 0.7%
ANR Pipeline Co. 9.625%, due 11/1/21	45,000	48,214
Copano Energy LLC 8.125%, due 3/1/16	115,000	94,300
Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18 (b)	55,000	42,075
El Paso Natural Gas Co.
7.50%, due 11/15/26	25,000	21,812
7.625%, due 8/1/10	205,000	202,441
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
Series B 6.875%, due 11/1/14	145,000	105,850
8.50%, due 7/15/16	40,000	29,300
8.75%, due 4/15/18	70,000	50,225
		594,217

Real Estate Investment Trusts 0.7%
Host Hotels & Resorts, L.P. 6.875%, due 11/1/14	115,000	94,587
Host Marriott, L.P.
6.375%, due 3/15/15	40,000	32,000
Series M 7.00%, due 8/15/12	20,000	17,800
Omega Healthcare Investors, Inc. 7.00%, due 4/1/14	145,000	133,400
Trustreet Properties, Inc. 7.50%, due 4/1/15	230,000	242,157
Vornado Realty Trust 3.625%, due 11/15/26	109,000	89,108
		609,052

Retail 0.3%
CVS Caremark Corp. 5.789%, due 1/10/26 (b)	95,235	75,517
Rite Aid Corp.
8.625%, due 3/1/15	151,000	42,280
9.375%, due 12/15/15	50,000	14,250
9.50%, due 6/15/17	110,000	31,350
Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13	171,000	128,250
		291,647

Software 0.2%
SS&C Technologies, Inc. 11.75%, due 12/1/13	145,000	127,600

	Telecommunications 2.1%
	AT&T, Inc. 6.55%, due 2/15/39	295,000	293,914
	Centennial Cellular Operating Co./Centennial Communications Corp. 10.125%, due 6/15/13	170,000	175,525
	Centennial Communications Corp./Cellular Operating Co. LLC/Puerto Rico Operations 8.125%, due 2/1/14	25,000	25,625
	GCI, Inc. 7.25%, due 2/15/14	135,000	117,788
	Lucent Technologies, Inc. 6.45%, due 3/15/29	360,000	120,600
	New Cingular Wireless Services, Inc. 8.75%, due 3/1/31	150,000	176,845
	PAETEC Holding Corp. 9.50%, due 7/15/15	5,000	3,250
	Qwest Communications International, Inc.
	7.25%, due 2/15/11	190,000	179,550
	Series B 7.50%, due 2/15/14	180,000	153,900
	Qwest Corp.
	7.50%, due 10/1/14	180,000	163,800
	7.50%, due 6/15/23	195,000	144,300
	8.875%, due 3/15/12	100,000	99,500
	Sprint Nextel Corp. 6.00%, due 12/1/16	95,000	63,650
			1,718,247

	Textiles 0.3%
	INVISTA 9.25%, due 5/1/12 (b)	355,000	252,050

	Transportation 0.1%
	KAR Holdings, Inc.
	8.75%, due 5/1/14	10,000	4,325
	10.00%, due 5/1/15	190,000	68,400
			72,725

	Trucking & Leasing 0.0%‡
	Greenbrier Cos., Inc. 8.375%, due 5/15/15	70,000	37,800

	Total Corporate Bonds (Cost $26,753,714)		21,310,311

	Foreign Government Bonds 28.0%
	Argentina 0.1%
	Republic of Argentina (zero coupon), due 12/15/35	3,000,000	100,200

	Austria 1.0%
	Republic of Austria 4.65%, due 1/15/18	€643,000	856,929

	Brazil 1.6%
	Brazil Nota do Tesouro Nacional Series F 10.00%, due 1/1/12 (e)	$2,650,000	1,096,906
	Federal Republic of Brazil 5.875%, due 1/15/19	250,000	238,750
			1,335,656

	Colombia 0.9%
	Republic of Colombia
	7.375%, due 1/27/17	400,000	404,000
	8.125%, due 5/21/24	300,000	301,500
			705,500

	El Salvador 0.2%
	Republic of El Salvador 7.65%, due 6/15/35	200,000	152,000

	Germany 5.2%
¤	Republic of Germany
	3.75%, due 1/4/17	1,090,000	1,454,113
	4.25%, due 7/4/14	2,035,000	2,818,128
			4,272,241

	Greece 1.8%
¤	Hellenic Republic 4.50%, due 5/20/14	1,200,000	1,482,549

	Indonesia 0.4%
	Republic of Indonesia
	6.875%, due 1/17/18	240,000	181,573
	Series Reg S 7.25%, due 4/20/15 (b)	180,000	156,600
			338,173

	Lebanon 0.3%
	Republic of Lebanon 8.25%, due 4/12/21	275,000	248,531

	Mexico 3.2%
¤	United Mexican States
	5.95%, due 3/19/19		400,000	389,200
	Series MTNA 6.75%, due 9/27/34		725,000	683,313
	7.25%, due 12/15/16	M$	23,075,000	1,561,541
				2,634,054

	Panama 1.4%
	Republic of Panama
	6.70%, due 1/26/36		$243,000	219,915
	8.875%, due 9/30/27		325,000	354,250
	9.375%, due 4/1/29		550,000	617,375
				1,191,540

	Peru 0.3%
	Republic of Peru 6.55%, due 3/14/37		300,000	267,000

	Philippines 0.5%
	Republic of Philippines
	9.50%, due 2/2/30		250,000	280,625
	9.875%, due 1/15/19		150,000	169,875
				450,500

	Poland 0.2%
	Poland Government Bond 5.25%, due 4/25/13	zt	570,000	164,344

	Russia 0.7%
	Russian Federation 7.50%, due 3/31/30		$588,000	543,835

	South Africa 0.2%
	Republic of South Africa 6.50%, due 6/2/14		200,000	196,000

	Turkey 1.6%
¤	Republic of Turkey
	(zero coupon), due 1/13/10	₤	234,000	125,549
	7.25%, due 3/15/15		$400,000	396,000
	7.375%, due 2/5/25		470,000	418,300
	9.50%, due 1/15/14		350,000	381,500
				1,321,349

	Ukraine 0.1%
	Ukraine Government 6.875%, due 3/4/11 (b)		175,000	89,250

	United Kingdom 7.3%
¤	United Kingdom Treasury Bonds
	4.75%, due 9/7/15		2,895,000	4,550,829
	5.00%, due 3/7/18		911,000	1,450,738
				6,001,567

	Uruguay 0.6%
	Republic of Uruguay 9.25%, due 5/17/17		450,000	468,000

	Venezuela 0.4%
	Republic of Venezuela
	6.00%, due 12/9/20		300,000	115,500
	9.25%, due 5/7/28		475,000	217,075
				332,575

	Total Foreign Government Bonds (Cost $24,687,599)			23,151,793

	Loan Assignments & Participations 2.4% (i)
	Aerospace & Defense 0.1%
	DAE Aviation Holdings, Inc.
	Tranche B1 Term Loan 4.424%, due 7/31/14		47,479	20,890
	Tranche B2 Term Loan 4.919%, due 7/31/14		46,804	20,594
				41,484

	Automobile 0.0%‡
	Ford Motor Co. Term Loan (zero coupon), due 12/16/13		100,000	35,917

	Broadcasting 0.4%
	Charter Communications Operating LLC Replacement Term Loan (zero coupon), due 3/17/09		100,000	76,136
	Nielsen Finance LLC Dollar Term Loan 3.884%, due 8/9/13		342,128	271,137
				347,273

	Buildings & Real Estate 0.2%
	LNR Property Corp. Initial Tranche B Term Loan 6.69%, due 7/12/11		308,000	162,727

	Electronics 0.1%
	Sungard Data Systems, Inc. Term Loan B 3.707%, due 2/28/14		164,101	127,061

Healthcare, Education & Childcare 0.8%
Capella Healthcare, Inc. 1st Lien Term Loan 5.75%, due 2/28/15	99,250	80,392
Community Health Systems, Inc. New Loan Term B 4.445%, due 7/25/14	183,762	155,348
HCA, Inc. Term Loan B 3.709%, due 11/18/13	401,800	331,257
Talecris Biotherapeutics, Inc. 2nd Lien Term Loan 8.64%, due 12/6/14	120,000	100,200
		667,197

Machinery 0.1%
BHM Technologies LLC Exit Term Loan B 8.50%, due 11/26/10 (c)(e)	106,514	53,789

Retail Store 0.1%
Toys 'R' Us (Delaware), Inc. Term Loan 5.961%, due 1/19/13	145,000	72,811

Utilities 0.6%
Calpine Corp. 1st Priority Term Loan 4.335%, due 3/29/14	341,550	261,784
TXU Corp.
Term Loan B3 3.906%, due 10/10/14	98,750	68,607
Term Loan B2 4.752%, due 10/10/14	227,125	157,965
		488,356

Total Loan Assignments & Participations (Cost $2,882,831)		1,996,615

Mortgage-Backed Securities 0.7%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.7%
Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	295,000	282,807
Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.619%, due 12/24/36 (a)(b)(c)	84,738	62,746
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2 3.246%, due 3/15/29	158,024	157,646
Series 2004-C7, Class A1 3.625%, due 10/15/29	55,888	55,366
Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (b)(e)	40,000	28,072
Wachovia Bank Commercial Mortgage Trust Series 2004-C14, Class A1 3.477%, due 8/15/41	11,350	11,277
Total Mortgage-Backed Securities (Cost $643,196)		597,914

Municipal Bonds 0.4%
Ohio 0.2%
Buckeye, Ohio, Tobacco Settlement Financing Authority 5.75%, due 6/1/34	250,000	149,073

Texas 0.1%
Harris County Texas Industrial Development Corp. Solid Waste Deer Park 5.683%, due 3/1/23 (a)	120,000	119,804

West Virginia 0.1%
Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	100,000	57,834

Total Municipal Bonds (Cost $462,574)		326,711

	U.S. Government & Federal Agencies 20.6%
	Fannie Mae (Collateralized Mortgage Obligation) 0.1%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	99,680	102,419

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.4%
	3.00%, due 8/1/10	62,674	62,245
	4.294%, due 3/1/35 (a)	77,470	78,159
	5.027%, due 6/1/35 (a)	186,839	190,557
			330,961

¤	Federal National Mortgage Association 9.9%
	4.625%, due 5/1/13	1,135,000	1,140,051
	4.875%, due 5/18/12	5,150,000	5,563,967
	5.125%, due 1/2/14	150,000	152,783
	6.25%, due 2/1/11	1,260,000	1,325,060
			8,181,861

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.3%
	5.50%, due 10/1/38	1,659,461	1,701,431
	6.00%, due 9/1/34	77,000	79,622
	6.00%, due 9/1/35	78,911	81,573
	6.00%, due 12/1/38	435,059	448,825
	6.00%, due 12/1/99 TBA(j)	390,000	401,944
			2,713,395

	Freddie Mac (Collateralized Mortgage Obligation) 0.2%
	Series 2632, Class NH 3.50%, due 6/15/13	143,345	143,788

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 2.4%
	6.00%, due 12/1/99 TBA(j)	710,000	730,412
	6.50%, due 12/1/99 TBA(j)	1,240,000	1,285,337
			2,015,749

¤	Overseas Private Investment Corporation 1.6%
	5.142%, due 12/15/23	1,156,197	1,294,490

	United States Treasury Bond 0.3%
	4.375%, due 2/15/38	215,000	243,689

	United States Treasury Notes 1.1%
	3.75%, due 11/15/18	245,000	263,836
	4.75%, due 8/15/17	80,000	91,725
	4.875%, due 8/15/16	440,000	508,750
			864,311

	United States Treasury Inflation Indexed Note 1.3%
	2.625%, due 7/15/17	1,056,345	1,103,551

	Total U.S. Government & Federal Agencies (Cost $16,324,702)		16,994,214

Yankee Bonds 12.3% (k)
Advertising 1.9%
AES El Salvador Trust 6.75%, due 2/1/16 (b)	200,000	126,204
Cia de Saneamento Basico do Estado de Sao Paulo 7.50%, due 11/3/16 (b)	215,000	211,775
Dresdner Bank A.G. for Kyivstar GSM 7.75%, due 4/27/12 (b)	275,000	246,125
Independencia International, Ltd. 9.875%, due 1/31/17	100,000	63,000
Majapahit Holding B.V. 7.25%, due 6/28/17 (b)	100,000	63,000
National Power Corp. 6.875%, due 11/2/16 (b)	200,000	174,000
Odebrecht Finance, Ltd. 7.50%, due 10/18/17 (b)	250,000	227,500
TNK-BP Finance S.A. 7.875%, due 3/13/18 (b)	300,000	183,000
UBS Luxembourg S.A. for OJSC Vimpel Communications Series Reg S 8.25%, due 5/23/16 (b)	300,000	186,000
Ultrapetrol Bahamas, Ltd. 9.00%, due 11/24/14	100,000	64,500
Virgin Media Finance PLC 9.125%, due 8/15/16	45,000	37,800
		1,582,904

Banks 0.5%
ATF Capital B.V. 9.25%, due 2/21/14 (b)	560,000	364,000
RSHB Capital S.A. for OJSC Russian Agricultural Bank 6.97%, due 9/21/16 (a)	100,000	57,815
		421,815

Beverages 0.1%
Coca-Cola HBC Finance B.V. 5.125%, due 9/17/13	50,000	50,954

Building Materials 0.6%
Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (b)	500,000	150,000
Votorantim Overseas IV 7.75%, due 6/24/20	400,000	372,000
		522,000

Chemicals 0.0%‡
Nova Chemicals Corp. 5.72%, due 11/15/13 (a)	65,000	17,225

Coal 0.3%
Raspadskaya Securities, Ltd. 7.50%, due 5/22/12	390,000	234,000

Commercial Services 0.0%‡
Quebecor World, Inc.
8.75%, due 3/15/16 (b)(f)	5,000	319
9.75%, due 1/15/15 (b)(f)	160,000	10,200
		10,519

Distribution & Wholesale 0.3%
Marfrig Overseas, Ltd. 9.625%, due 11/16/16	365,000	254,587

Electric 1.0%
Abu Dhabi National Energy Co. 7.25%, due 8/1/18 (b)	225,000	202,413
AES China Generating Co., Ltd. 8.25%, due 6/26/10	227,000	156,206
Electricite de France 6.95%, due 1/26/39 (b)	230,000	237,144
Intergen N.V. 9.00%, due 6/30/17 (b)	210,000	195,300
		791,063

Electronics 0.2%
NXP B.V./NXP Funding LLC 7.875%, due 10/15/14	555,000	155,400

Energy - Alternate Sources 0.1%
Paiton Energy Funding B.V. 9.34%, due 2/15/14	96,105	63,429

Entertainment 0.4%
Galaxy Entertainment Finance Co., Ltd.
9.875%, due 12/15/12 (b)	150,000	78,000
Series Reg S 9.875%, due 12/15/12	500,000	260,000
		338,000

Forest Products & Paper 0.3%
Catalyst Paper Corp. Series D 8.625%, due 6/15/11	210,000	97,650
Smurfit Capital Funding PLC 7.50%, due 11/20/25	300,000	171,000
		268,650

Health Care - Products 0.2%
DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	255,000	188,700

Insurance 0.1%
Fairfax Financial Holdings, Ltd.
7.375%, due 4/15/18	10,000	8,100
7.75%, due 7/15/37	35,000	24,588
8.30%, due 4/15/26	10,000	7,625
		40,313

Leisure Time 0.2%
Royal Caribbean Cruises, Ltd. 8.75%, due 2/2/11	225,000	180,000

Media 1.5%
British Sky Broadcasting Group PLC 9.50%, due 11/15/18 (b)	135,000	136,295
BSKYB Finance UK PLC 6.50%, due 10/15/35 (b)	95,000	69,789
CanWest MediaWorks, L.P. 9.25%, due 8/1/15 (b)	120,000	17,400
Grupo Televisa S.A. 6.00%, due 5/15/18	290,000	248,317
Independent News & Media Finance, Ltd. 5.75%, due 5/17/09	300,000	288,090
Quebecor Media, Inc. 7.75%, due 3/15/16 (f)	290,000	227,650
Sun Media Corp. 7.625%, due 2/15/13	210,000	170,100
Videotron, Ltee 6.375%, due 12/15/15	120,000	105,600
		1,263,241
	Oil & Gas 2.1%
	Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (b)	200,000	140,000
	Gaz Capital S.A. (MTN) 4.56%, due 12/9/12	500,000	532,967
	KazMunaiGaz Finance Sub B.V. 8.375%, due 7/2/13 (b)	250,000	202,500
	Petroleos de Venezuela S.A. 5.25%, due 4/12/17	770,000	296,450
	Shell International Finance B.V. 6.375%, due 12/15/38	300,000	313,455
	Tengizchevroil Finance Co. S.A.R.L. 6.124%, due 11/15/14 (b)	85,727	68,153
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (b)	215,000	135,450
			1,688,975

	Pharmaceuticals 0.0%‡
	Angiotech Pharmaceuticals, Inc. 5.953%, due 12/1/13 (a)	60,000	31,500

	Savings & Loans 1.7%
¤	Aries Vermoegensverwaltungs GmbH Series Reg S 9.60%, due 10/25/14	1,000,000	1,230,000
	TransCapitalInvest, Ltd. for OJSC AK Transneft 8.70%, due 8/7/18 (b)	200,000	151,912
			1,381,912

	Telecommunications 0.8%
	Inmarsat Finance PLC (zero coupon), due 11/15/12 10.375%, beginning 11/15/08	250,000	247,500
	Intelsat Subsidiary Holding Co., Ltd. 8.50%, due 1/15/13 (b)	220,000	206,250
	Millicom International Cellular S.A. 10.00%, due 12/1/13	165,000	157,575
	Nortel Networks, Ltd.
	10.75%, due 7/15/16 (b)(f)	140,000	22,750
	10.75%, due 7/15/16 (f)	150,000	24,375
			658,450

	Transportation 0.0%‡
	Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14	30,000	25,800

	Total Yankee Bonds (Cost $13,995,378)		10,169,437

	Total Long-Term Bonds (Cost $90,836,613)		78,502,583

	Shares	Value
Common Stocks 0.2%
Advertising 0.0%‡
Vertis Holdings, Inc. (e)	70	1

Airlines 0.0%‡
Delta Air Lines, Inc. (l)	2,910	20,079

Machinery 0.0%‡
BHM Technologies Holdings, Inc. (e)	7,233	72

Media 0.1%
Adelphia Contingent Value Vehicle (c)(e)(l)	100,330	1,003
Haights Cross Communications, Inc. (c)(e)(g)(l)	15,988	54,359
Ziff Davis Media, Inc. (Physical certificates) (c)(e)	267	3
		55,365

Retail 0.0%‡
Star Gas Partners, L.P. (l)	5,325	12,407

Software 0.1%
Quadramed Corp. (c)(l)	5,112	30,519

Telecommunications 0.0%‡
Loral Space & Communications, Ltd. (l)	1,760	23,250

Total Common Stocks (Cost $293,234)		141,693

Convertible Preferred Stocks 1.0%
Banks 0.1%
Bank of America Corp. 7.25% Series L	181	91,315

Chemicals 0.1%
Celanese Corp. 4.25%	4,335	65,296

Diversified Financial Services 0.1%
Citigroup, Inc. 6.50% Series T	3,130	47,732
Preferred Blocker, Inc. (b)(c) 7.00%	110	27,452
		75,184

Insurance 0.1%
MetLife, Inc. 6.38%	4,800	39,696

Investment Company 0.0%‡
Vale Capital, Ltd. 5.50% Series RIO	1,200	37,380

Mining 0.0%‡
Freeport-McMoRan Copper & Gold, Inc. 6.75%	610	28,426

Pharmaceuticals 0.2%
Schering-Plough Corp. 6.00%	1,140	198,371

Software 0.2%
QuadraMed Corp. (b)(c)(g) 5.50%	10,400	138,050

Telecommunications 0.2%
Crown Castle International Corp. 6.25%	2,900	123,250

Total Convertible Preferred Stocks (Cost $1,482,682)		796,968

Preferred Stocks 0.3%
Machinery 0.0%‡
BHM Technologies Holdings, Inc. 10.00% (e)	87	1

Real Estate Investment Trusts 0.3%
Sovereign Real Estate Investment Corp. 12.00% (b)(c)	295	207,237

Total Preferred Stocks (Cost $264,173)		207,238

	Number of Warrants	Value
Warrants 0.0%‡
Media 0.0%‡
Haights Cross Communications, Inc. Strike Price $0.01 Expires 12/10/11 (c)(e)(g)(l)	223	756

Total Warrants (Cost $36)		756

	Principal Amount	Value
Short-Term Investment 4.8%
Repurchase Agreement 4.8%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $3,993,682 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $4,080,000 and a Market Value of $4,076,736)	$3,993,665	3,993,665

Total Short-Term Investment (Cost $3,993,665)		3,993,665

Total Investments (Cost $96,870,403) (m)	101.3%	83,642,903
Liabilities in Excess of
Cash and Other Assets	(1.3)	(1,039,228)

Net Assets	100.0%	$82,603,675

¤	Among the Fund's 10 largest holdings or issuers, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate. Rate shown is the rate in effect at January 31, 2009.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security. The total market value of these securities at January 31, 2009 is $918,782, which represents 1.1% of the Fund's net assets.
(d)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at January 31, 2009 is $183,592, which represents 0.2% of the Fund's net assets.
(e)	Fair valued security. The total market value of these securities at January 31, 2009 is $1,316,438, which represents 1.6% of the Fund's net assets.
(f)	Issue in default.
(g)	Restricted security.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2009. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2009 is $2,417,693, which represents 2.9% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Non-income producing security.
(m)	At January 31, 2009, cost is $97,559,236 for federal income tax purposes and net unrealized depreciation is as follows:

	Gross unrealized appreciation	$1,358,759
	Gross unrealized depreciation	(15,275,092)
	Net unrealized depreciation	$(13,916,333)

	The following abbreviations are used in the above portfolio:
£	British Pound Sterling
₤	Turkish Lira
M$	Mexican Peso
€	Euro
zt	Polish Zlotych

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$18,883,835
Level 2 - Other Significant Observable Inputs	63,442,630
Level 3 - Significant Unobservable Inputs	1,316,438
Total	$83,642,903

The Fund did not hold other financial instruments as of January 31, 2009.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 10/31/08	$525,211
Accrued discounts/premiums	4,888
Realized gain (loss)	(12,729)
Change in unrealized appreciation/depreciation	(330,178)
Net purchases (sales)	590,251
Net transfers in and/or out of Level 3	538,995
Balance as of 1/31/09	$1,316,438
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	(343,691)

As of January 31, 2009, the Fund held the following foreign currency forward contracts:

		Contract	Contract	Unrealized
		Amount Purchased	Amount Sold	Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Brazilian Real vs. U.S. Dollar, expiring 2/9/09	BRL	1,720,000	$741,379	$(1,435)
Indian Rupee vs. U.S. Dollar, expiring 2/20/09	INR	36,000,000	727,861	7,290
Polish Zloty vs. U.S. Dollar, expiring 2/17/09	PLN	200,000	57,770	(424)
Pound Sterling vs. U.S. Dollar, expiring 2/6/09	GBP	861,629	1,248,613	23,479

		Contract Amount	Contract Amount
		Sold	Purchased
Foreign Currency Sale Contracts
Brazilian Real vs. U.S. Dollar, expiring 2/9/09	BRL	1,720,000	$752,390	$12,446
Euro vs. U.S. Dollar, expiring 2/9/09	EUR	4,542,444	6,106,136	290,527
Polish Zloty vs. U.S. Dollar, expiring 2/17/09	PLN	200,000	64,298	6,952
Pound Sterling vs. U.S. Dollar, expiring 2/6/09	GBP	2,385,000	3,455,314	(864)
Pound Sterling vs. U.S. Dollar, expiring 2/20/09	GBP	2,133,967	3,109,785	18,069
Unrealized appreciation on foreign currency forward contracts				$356,040

As of January 31, 2009, the Fund held the following foreign currency:
	Currency		Cost	Value
Brazilian Real	BRL	129,343	$55,087	$55,751
Euro	EUR	93,575	121,219	119,813
Pound Sterling	GBP	9,568	13,336	13,866
Mexican Peso	MXN	841,137	63,243	58,545
Turkish Lira	TRY	6,000	3,798	3,651
				$251,626

As of January 31, 2009, the Fund held the following restricted securities:
		Shares/Principal
	Date(s) of	Amount/Number		1/31/2009	Percentage of
Security	Acquisition	of Warrants	Cost	Value	Net Assets
At Home Corp.
Convertible Bond	7/25/01	$504,238	$8,348	$50	0.0	%‡
Haights Cross Communications, Inc.
Common Stock	8/31/07	15,988	181,730	54,359	0.1
Warrants	8/31/07	223	36	756	0.0	‡
QuadraMed Corp.
Covertible Preferred Stock	6/16/04	10,400	253,700	138,050	0.2
			$443,814	$193,215	0.3%
‡ Less than one-tenth of a percent.

MainStay Equity Index Fund

Portfolio of Investments ††† January 31, 2009 unaudited
	Shares	Value
Common Stocks 96.6%†
Aerospace & Defense 2.9%
Boeing Co. (The)	19,565	$827,795
General Dynamics Corp.	10,408	590,446
Goodrich Corp.	3,327	128,622
Honeywell International, Inc.	19,390	636,186
L-3 Communications Holdings, Inc.	3,229	255,156
Lockheed Martin Corp.	8,855	726,464
Northrop Grumman Corp.	8,729	420,039
Precision Castparts Corp.	3,706	240,705
Raytheon Co.	11,088	561,275
Rockwell Collins, Inc.	4,240	159,763
United Technologies Corp.	25,379	1,217,938
		5,764,389

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	4,522	207,922
Expeditors International of Washington, Inc.	5,667	157,599
FedEx Corp.	8,277	421,630
United Parcel Service, Inc. Class B	26,569	1,128,917
		1,916,068

Airlines 0.1%
Southwest Airlines Co.	19,520	137,226

Auto Components 0.1%
Goodyear Tire & Rubber Co. (The) (a)	6,414	39,574
Johnson Controls, Inc.	15,792	197,558
		237,132

Automobiles 0.1%
Ford Motor Co. (a)	63,777	119,263
General Motors Corp.	16,298	49,057
Harley-Davidson, Inc.	6,259	76,235
		244,555

Beverages 2.5%
Brown-Forman Corp. Class B	2,608	118,429
Coca-Cola Co. (The)	53,119	2,269,244
Coca-Cola Enterprises, Inc.	8,433	94,702
Constellation Brands, Inc. Class A (a)	5,155	74,851
Dr. Pepper Snapple Group, Inc. (a)	6,702	110,248
Molson Coors Brewing Co. Class B	4,006	161,322
Pepsi Bottling Group, Inc. (The)	3,632	70,061
PepsiCo, Inc.	41,465	2,082,787
		4,981,644

Biotechnology 2.2%
Amgen, Inc. (a)	28,287	1,551,542
Biogen Idec, Inc. (a)	7,789	378,935
Celgene Corp. (a)	12,233	647,737
Cephalon, Inc. (a)	1,810	139,696
Genzyme Corp. (a)	7,222	497,740
Gilead Sciences, Inc. (a)	24,560	1,246,911
		4,462,561

Building Products 0.0%‡
Masco Corp.	9,575	74,877

	Capital Markets 2.0%
	American Capital Ltd.	5,506	15,747
	Ameriprise Financial, Inc.	5,770	116,266
	Bank of New York Mellon Corp. (The)	30,637	788,596
	Charles Schwab Corp. (The)	24,812	337,195
	E*TRADE Financial Corp. (a)	14,288	16,288
	Federated Investors, Inc. Class B	2,337	45,618
	Franklin Resources, Inc.	4,050	196,101
	Goldman Sachs Group, Inc. (The)	11,806	953,098
	Invesco, Ltd.	10,286	121,272
	Janus Capital Group, Inc.	4,250	22,313
	Legg Mason, Inc.	3,770	60,546
	Morgan Stanley	28,353	573,581
	Northern Trust Corp.	5,955	342,532
	State Street Corp.	11,483	267,209
	T. Rowe Price Group, Inc.	6,882	189,806
			4,046,168

	Chemicals 1.8%
	Air Products & Chemicals, Inc.	5,634	283,390
	CF Industries Holdings, Inc.	1,502	70,594
	Dow Chemical Co. (The)	24,601	285,125
	E.I. du Pont de Nemours & Co.	23,994	550,902
	Eastman Chemical Co.	2,032	52,730
	Ecolab, Inc.	4,476	152,005
	International Flavors & Fragrances, Inc.	2,090	59,816
	Monsanto Co.	14,628	1,112,606
	PPG Industries, Inc.	4,365	164,037
	Praxair, Inc.	8,234	512,649
	Rohm & Haas Co.	3,294	181,796
	Sigma-Aldrich Corp.	3,350	120,868
			3,546,518

	Commercial Banks 2.1%
	BB&T Corp.	14,750	291,903
	Comerica, Inc.	4,001	66,657
	Fifth Third Bancorp	15,360	36,710
	First Horizon National Corp.	5,463	52,008
	Huntington Bancshares, Inc.	9,738	28,045
	KeyCorp	13,156	95,776
	M&T Bank Corp.	2,052	79,843
	Marshall & Ilsley Corp.	6,900	39,399
	PNC Financial Services Group, Inc.	11,477	373,232
	Regions Financial Corp.	18,479	63,937
	SunTrust Banks, Inc.	9,407	115,330
	U.S. Bancorp	46,843	695,150
	Wells Fargo & Co.	112,608	2,128,291
	Zions Bancorp	3,050	45,506
			4,111,787

	Commercial Services & Supplies 0.6%
	Avery Dennison Corp.	2,832	68,619
	Cintas Corp.	3,515	79,966
	Iron Mountain, Inc. (a)	4,760	97,390
	Pitney Bowes, Inc.	5,526	123,009
	R.R. Donnelley & Sons Co.	5,585	54,510
	Republic Services, Inc.	8,571	221,646
	Stericycle, Inc. (a)	2,284	111,733
	Waste Management, Inc.	13,045	406,873
			1,163,746

	Communications Equipment 2.5%
	Ciena Corp. (a)	2,402	14,989
	Cisco Systems, Inc. (a)	156,318	2,340,080
	Corning, Inc.	41,497	419,535
	Harris Corp.	3,569	154,502
	JDS Uniphase Corp. (a)	5,702	20,698
	Juniper Networks, Inc. (a)	14,095	199,585
	Motorola, Inc.	60,251	266,912
	QUALCOMM, Inc.	44,197	1,527,006
	Tellabs, Inc. (a)	10,574	43,671
			4,986,978

	Computers & Peripherals 4.6%
	Apple, Inc. (a)	23,733	2,139,055
	Dell, Inc. (a)	46,356	440,382
	EMC Corp. (a)	54,484	601,503
	Hewlett-Packard Co.	65,386	2,272,164
¤	International Business Machines Corp.	35,867	3,287,211
	Lexmark International, Inc. Class A (a)	2,084	49,349
	NetApp, Inc. (a)	8,708	129,140
	QLogic Corp. (a)	3,489	39,495
	SanDisk Corp. (a)	5,984	68,397
	Sun Microsystems, Inc. (a)	20,026	83,308
	Teradata Corp. (a)	4,747	62,328
			9,172,332

	Construction & Engineering 0.2%
	Fluor Corp.	4,846	188,509
	Jacobs Engineering Group, Inc. (a)	3,256	125,910
			314,419

	Construction Materials 0.1%
	Vulcan Materials Co.	2,921	144,473

	Consumer Finance 0.5%
	American Express Co.	30,836	515,886
	Capital One Financial Corp.	10,456	165,623
	Discover Financial Services	12,749	91,156
	SLM Corp. (a)	12,429	142,312
			914,977

	Containers & Packaging 0.2%
	Ball Corp.	2,572	98,610
	Bemis Co., Inc.	2,651	59,833
	Owens-Illinois, Inc. (a)	4,448	84,512
	Pactiv Corp. (a)	3,482	75,281
	Sealed Air Corp.	4,205	56,978
			375,214

	Distributors 0.1%
	Genuine Parts Co.	4,303	137,782

	Diversified Consumer Services 0.2%
	Apollo Group, Inc. Class A (a)	2,825	230,124
	H&R Block, Inc.	9,049	187,586
			417,710

	Diversified Financial Services 2.5%
	Bank of America Corp.	170,699	1,123,199
	CIT Group, Inc.	9,617	26,831
	Citigroup, Inc.	145,490	516,490
	CME Group, Inc.	1,785	310,429
	IntercontinentalExchange, Inc. (a)	1,929	109,818
	JPMorgan Chase & Co.	99,646	2,541,970
	Leucadia National Corp. (a)	4,706	74,920
	Moody's Corp.	5,250	112,455
	NASDAQ OMX Group, Inc. (The) (a)	3,578	78,072
	NYSE Euronext	7,075	155,650
			5,049,834

	Diversified Telecommunication Services 3.3%
¤	AT&T, Inc.	157,330	3,873,465
	CenturyTel, Inc.	2,722	73,875
	Embarq Corp.	3,790	135,379
	Frontier Communications Corp.	8,403	68,148
	Qwest Communications International, Inc.	39,478	127,119
	Verizon Communications, Inc.	75,835	2,265,191
	Windstream Corp.	11,692	101,487
			6,644,664

	Electric Utilities 2.5%
	Allegheny Energy, Inc.	4,491	149,281
	American Electric Power Co., Inc.	10,699	335,414
	Duke Energy Corp.	33,642	509,676
	Edison International	8,665	282,219
	Entergy Corp.	5,055	386,000
	Exelon Corp.	17,565	952,374
	FirstEnergy Corp.	8,108	405,319
	FPL Group, Inc.	10,864	560,039
	Pepco Holdings, Inc.	5,735	102,140
	Pinnacle West Capital Corp.	2,679	89,666
	PPL Corp.	9,960	305,374
	Progress Energy, Inc.	6,968	269,801
	Southern Co. (The)	20,680	691,746
			5,039,049

	Electrical Equipment 0.4%
	Cooper Industries, Ltd. Class A	4,628	124,540
	Emerson Electric Co.	20,479	669,663
	Rockwell Automation, Inc.	3,872	100,827
			895,030

	Electronic Equipment & Instruments 0.3%
	Agilent Technologies, Inc. (a)	9,509	171,923
	Amphenol Corp. Class A	4,718	123,376
	FLIR Systems, Inc. (a)	3,683	91,964
	Jabil Circuit, Inc.	5,586	32,510
	Molex, Inc.	3,794	50,726
	Tyco Electronics, Ltd.	12,218	173,007
			643,506

	Energy Equipment & Services 1.6%
	Baker Hughes, Inc.	8,198	273,157
	BJ Services Co.	7,823	86,053
	Cameron International Corp. (a)	5,790	134,096
	ENSCO International, Inc.	3,811	104,269
	Halliburton Co.	23,861	411,602
	Nabors Industries, Ltd. (a)	7,451	81,589
	National Oilwell Varco, Inc. (a)	11,101	293,510
	Noble Corp.	7,158	194,340
	Rowan Cos., Inc.	3,006	38,056
	Schlumberger, Ltd.	31,905	1,302,043
	Smith International, Inc.	5,745	130,412
	Weatherford International, Ltd. (a)	18,103	199,676
			3,248,803

	Food & Staples Retailing 3.1%
	Costco Wholesale Corp.	11,564	520,727
	CVS Caremark Corp.	38,344	1,030,687
	Kroger Co. (The)	17,418	391,905
	Safeway, Inc.	11,445	245,266
	SUPERVALU, Inc.	5,649	99,083
	Sysco Corp.	16,011	356,885
¤	Wal-Mart Stores, Inc.	59,692	2,812,687
	Walgreen Co.	26,328	721,651
	Whole Foods Market, Inc.	3,731	38,243
			6,217,134

	Food Products 1.9%
	Archer-Daniels-Midland Co.	17,135	469,156
	Campbell Soup Co.	5,493	166,823
	ConAgra Foods, Inc.	12,049	206,038
	Dean Foods Co. (a)	4,052	78,366
	General Mills, Inc.	8,942	528,919
	H.J. Heinz Co.	8,395	306,418
	Hershey Co. (The)	4,408	164,330
	J.M. Smucker Co. (The)	3,148	142,132
	Kellogg Co.	6,660	290,975
	Kraft Foods, Inc. Class A	39,222	1,100,177
	McCormick & Co., Inc.	3,430	109,897
	Sara Lee Corp.	18,787	188,434
	Tyson Foods, Inc. Class A	7,980	70,623
			3,822,288

	Gas Utilities 0.2%
	Equitable Resources, Inc.	3,481	119,155
	Nicor, Inc.	1,201	41,086
	Questar Corp.	4,611	156,682
			316,923

	Health Care Equipment & Supplies 2.4%
	Baxter International, Inc.	16,557	971,068
	Becton, Dickinson & Co.	6,478	470,756
	Boston Scientific Corp. (a)	39,912	354,019
	C.R. Bard, Inc.	2,642	226,076
	Covidien, Ltd.	13,444	515,443
	DENTSPLY International, Inc.	3,977	107,021
	Hospira, Inc. (a)	4,241	105,601
	Intuitive Surgical, Inc. (a)	1,033	106,637
	Medtronic, Inc.	29,854	999,810
	St. Jude Medical, Inc. (a)	9,189	334,204
	Stryker Corp.	6,467	273,166
	Varian Medical Systems, Inc. (a)	3,321	123,309
	Zimmer Holdings, Inc. (a)	5,990	218,036
			4,805,146

	Health Care Providers & Services 2.3%
	Aetna, Inc.	12,310	381,610
	AmerisourceBergen Corp.	4,215	153,089
	Cardinal Health, Inc.	9,552	359,633
	CIGNA Corp.	7,310	126,902
	Coventry Health Care, Inc. (a)	3,939	59,597
	DaVita, Inc. (a)	2,777	130,519
	Express Scripts, Inc. (a)	6,513	350,139
	Humana, Inc. (a)	4,492	170,381
	Laboratory Corp. of America Holdings (a)	2,883	170,674
	McKesson Corp.	7,338	324,340
	Medco Health Solutions, Inc. (a)	13,296	597,389
	Patterson Cos., Inc. (a)	2,422	44,541
	Quest Diagnostics, Inc.	4,204	207,467
	Tenet Healthcare Corp. (a)	11,033	11,805
	UnitedHealth Group, Inc.	32,246	913,529
	WellPoint, Inc. (a)	13,600	563,720
			4,565,335

	Health Care Technology 0.0%‡
	IMS Health, Inc.	4,837	70,233

	Hotels, Restaurants & Leisure 1.5%
	Carnival Corp.	11,621	211,386
	Darden Restaurants, Inc.	3,735	97,932
	International Game Technology	7,868	83,401
	Marriott International, Inc. Class A	7,860	128,196
	McDonald's Corp.	29,756	1,726,443
	Starbucks Corp. (a)	19,431	183,429
	Starwood Hotels & Resorts Worldwide, Inc.	4,966	75,086
	Wyndham Worldwide Corp.	4,720	28,934
	Wynn Resorts, Ltd. (a)	1,613	48,519
	Yum! Brands, Inc.	12,349	353,428
			2,936,754

	Household Durables 0.3%
	Black & Decker Corp.	1,595	46,112
	Centex Corp.	3,287	27,972
	D.R. Horton, Inc.	7,326	43,663
	Fortune Brands, Inc.	3,987	127,584
	Harman International Industries, Inc.	1,557	25,052
	KB Home	2,002	21,361
	Leggett & Platt, Inc.	4,275	53,395
	Lennar Corp. Class A	3,760	28,914
	Newell Rubbermaid, Inc.	7,370	59,550
	Pulte Homes, Inc.	5,682	57,672
	Snap-on, Inc.	1,528	46,115
	Stanley Works (The)	2,090	65,333
	Whirlpool Corp.	1,980	66,192
			668,915

	Household Products 3.0%
	Clorox Co. (The)	3,673	184,201
	Colgate-Palmolive Co.	13,451	874,853
	Kimberly-Clark Corp.	11,043	568,383
¤	Procter & Gamble Co. (The)	79,712	4,344,304
			5,971,741

	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	17,893	141,534
	Constellation Energy Group, Inc.	5,314	139,758
	Dynegy, Inc. Class A (a)	13,446	28,371
			309,663

	Industrial Conglomerates 2.4%
	3M Co.	18,500	995,115
¤	General Electric Co.	280,414	3,401,422
	Textron, Inc.	6,610	59,688
	Tyco International, Ltd.	12,629	265,462
			4,721,687

	Insurance 2.2%
	Aflac, Inc.	12,444	288,825
	Allstate Corp. (The)	14,403	312,113
	American International Group, Inc.	71,514	91,538
	Aon Corp.	7,203	266,871
	Assurant, Inc.	3,154	83,266
	Chubb Corp. (The)	9,496	404,340
	Cincinnati Financial Corp.	4,319	94,716
	Genworth Financial, Inc. Class A	11,518	26,722
	Hartford Financial Services Group, Inc. (The)	8,013	105,451
	Lincoln National Corp.	6,831	103,353
	Loews Corp.	9,632	235,021
	Marsh & McLennan Cos., Inc.	13,641	263,680
	MBIA, Inc.	5,200	20,072
	MetLife, Inc.	21,187	608,702
	Principal Financial Group, Inc.	6,893	114,355
	Progressive Corp. (The)	17,967	218,299
	Prudential Financial, Inc.	11,357	292,443
	Torchmark Corp.	2,320	69,600
	Travelers Cos., Inc. (The)	15,605	602,977
	Unum Group	8,840	125,174
	XL Capital, Ltd. Class A	8,300	24,070
			4,351,588

Internet & Catalog Retail 0.3%
Amazon.com, Inc. (a)	8,587	505,087
Expedia, Inc. (a)	5,565	49,696
		554,783

Internet Software & Services 1.6%
Akamai Technologies, Inc. (a)	4,498	60,633
eBay, Inc. (a)	28,637	344,217
Google, Inc. Class A (a)	6,386	2,161,852
VeriSign, Inc. (a)	5,139	99,234
Yahoo!, Inc. (a)	36,857	432,333
		3,098,269

IT Services 1.0%
Affiliated Computer Services, Inc. Class A (a)	2,587	118,640
Automatic Data Processing, Inc.	13,534	491,690
Cognizant Technology Solutions Corp. Class A (a)	7,756	145,270
Computer Sciences Corp. (a)	4,025	148,281
Convergys Corp. (a)	3,240	24,397
Fidelity National Information Services, Inc.	5,046	80,282
Fiserv, Inc. (a)	4,276	135,763
Mastercard, Inc. Class A	1,924	261,241
Paychex, Inc.	8,534	207,291
Total System Services, Inc.	5,258	66,566
Western Union Co. (The)	19,104	260,960
		1,940,381

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	7,665	34,722
Hasbro, Inc.	3,339	80,570
Mattel, Inc.	9,589	136,068
		251,360

Life Sciences Tools & Services 0.4%
Life Technologies Corp. (a)	4,585	116,734
Millipore Corp. (a)	1,468	80,975
PerkinElmer, Inc.	3,179	40,119
Thermo Fisher Scientific, Inc. (a)	11,144	400,404
Waters Corp. (a)	2,633	95,235
		733,467

Machinery 1.5%
Caterpillar, Inc.	16,105	496,839
Cummins, Inc.	5,391	129,276
Danaher Corp.	6,786	379,541
Deere & Co.	11,357	394,542
Dover Corp.	4,996	141,287
Eaton Corp.	4,420	194,568
Flowserve Corp.	1,522	81,138
Illinois Tool Works, Inc.	10,508	343,191
Ingersoll-Rand Co., Ltd. Class A	8,472	137,331
ITT Corp.	4,834	218,884
Manitowoc Co., Inc. (The)	3,465	19,058
PACCAR, Inc.	9,664	255,033
Pall Corp.	3,188	83,111
Parker Hannifin Corp.	4,302	164,380
		3,038,179

Media 2.4%
CBS Corp. Class B	18,084	103,441
Comcast Corp. Class A	76,884	1,126,351
DIRECTV Group, Inc. (The) (a)	14,517	317,922
Gannett Co., Inc.	6,067	35,007
Interpublic Group of Cos., Inc. (The) (a)	12,673	42,201
McGraw-Hill Cos., Inc. (The)	8,447	185,750
Meredith Corp.	963	15,379
New York Times Co. (The) Class A	3,098	15,397
News Corp. Class A	61,065	390,205
Omnicom Group, Inc.	8,298	214,835
Scripps Networks Interactive Class A (a)	2,390	51,313
Time Warner, Inc.	95,777	893,599
Viacom, Inc. Class B (a)	16,514	243,582
Walt Disney Co. (The)	49,418	1,021,964
Washington Post Co. Class B	159	62,099
		4,719,045

Metals & Mining 0.7%
AK Steel Holding Corp.	2,984	24,081
Alcoa, Inc.	21,634	168,529
Allegheny Technologies, Inc.	2,667	58,914
Freeport-McMoRan Copper & Gold, Inc. Class B	10,212	256,729
Newmont Mining Corp.	12,146	483,168
Nucor Corp.	8,420	343,452
Titanium Metals Corp.	2,263	15,954
United States Steel Corp.	3,125	93,844
		1,444,671

Multi-Utilities 1.6%
Ameren Corp.	5,591	185,901
CenterPoint Energy, Inc.	9,091	121,637
CMS Energy Corp.	5,992	70,406
Consolidated Edison, Inc.	7,266	296,089
Dominion Resources, Inc.	15,520	545,994
DTE Energy Corp.	4,338	149,661
Integrys Energy Group, Inc.	2,033	84,878
NiSource, Inc.	7,294	70,606
PG&E Corp.	9,637	372,663
Public Service Enterprise Group, Inc.	13,524	426,953
SCANA Corp.	3,156	108,219
Sempra Energy	6,553	287,283
TECO Energy, Inc.	5,658	67,953
Wisconsin Energy Corp.	3,108	138,555
Xcel Energy, Inc.	11,862	218,972
		3,145,770

Multiline Retail 0.7%
Big Lots, Inc. (a)	2,182	29,348
Family Dollar Stores, Inc.	3,715	103,166
J.C. Penney Co., Inc.	5,907	98,942
Kohl's Corp. (a)	8,100	297,351
Macy's, Inc.	11,185	100,106
Nordstrom, Inc.	4,242	53,831
Sears Holdings Corp. (a)	1,513	61,912
Target Corp.	20,071	626,215
		1,370,871

	Office Electronics 0.1%
	Xerox Corp.	23,198	154,035

	Oil & Gas 12.0%
	Anadarko Petroleum Corp.	12,255	450,249
	Apache Corp.	8,895	667,125
	Cabot Oil & Gas Corp.	2,749	75,570
	Chesapeake Energy Corp.	14,440	228,296
¤	Chevron Corp.	54,244	3,825,287
	ConocoPhillips	39,801	1,891,742
	CONSOL Energy, Inc.	4,872	132,811
	Devon Energy Corp.	11,750	723,800
	El Paso Corp.	18,650	152,557
	EOG Resources, Inc.	6,617	448,434
¤	ExxonMobil Corp.	135,674	10,376,347
	Hess Corp.	7,528	418,632
	Marathon Oil Corp.	18,765	510,971
	Massey Energy Co.	2,249	34,140
	Murphy Oil Corp.	5,065	223,772
	Noble Energy, Inc.	4,593	224,735
	Occidental Petroleum Corp.	21,622	1,179,480
	Peabody Energy Corp.	7,233	180,825
	Pioneer Natural Resources Co.	3,174	46,467
	Range Resources Corp.	4,125	147,840
	Southwestern Energy Co. (a)	9,128	288,901
	Spectra Energy Corp.	16,353	237,282
	Sunoco, Inc.	3,108	143,963
	Tesoro Corp.	3,668	63,200
	Valero Energy Corp.	13,776	332,277
	Williams Cos., Inc.	15,327	216,877
	XTO Energy, Inc.	15,400	571,186
			23,792,766

	Paper & Forest Products 0.2%
	International Paper Co.	11,371	103,703
	MeadWestvaco Corp.	4,543	52,881
	Weyerhaeuser Co.	5,619	153,623
			310,207

	Personal Products 0.2%
	Avon Products, Inc.	11,322	231,535
	Estee Lauder Cos., Inc. (The) Class A	3,054	80,167
			311,702

	Pharmaceuticals 8.0%
	Abbott Laboratories	41,424	2,296,547
	Allergan, Inc.	8,179	311,784
	Bristol-Myers Squibb Co.	52,851	1,131,540
	Eli Lilly & Co.	26,712	983,536
	Forest Laboratories, Inc. (a)	8,108	203,024
¤	Johnson & Johnson	74,075	4,273,387
	King Pharmaceuticals, Inc. (a)	6,556	57,299
	Merck & Co., Inc.	56,444	1,611,476
	Mylan, Inc. (a)	8,098	91,750
¤	Pfizer, Inc.	180,021	2,624,706
	Schering-Plough Corp.	43,235	759,207
	Watson Pharmaceuticals, Inc. (a)	2,778	75,784
	Wyeth	35,465	1,523,931
			15,943,971

	Professional Services 0.1%
	Dun & Bradstreet Corp.	1,447	109,972
	Equifax, Inc.	3,411	84,320
	Monster Worldwide, Inc. (a)	3,297	30,365
	Robert Half International, Inc.	4,147	70,292
			294,949

	Real Estate Investment Trusts 0.9%
	Apartment Investment & Management Co. Class A	3,456	30,724
	AvalonBay Communities, Inc.	2,049	106,159
	Boston Properties, Inc.	3,187	137,997
	Developers Diversified Realty Corp.	3,199	15,355
	Equity Residential	7,206	172,439
	HCP, Inc.	6,693	156,215
	Health Care REIT, Inc.	2,757	104,242
	Host Hotels & Resorts, Inc.	13,816	74,330
	Kimco Realty Corp.	6,039	86,841
	Plum Creek Timber Co., Inc.	4,453	137,019
	ProLogis	6,981	69,880
	Public Storage	3,331	206,089
	Simon Property Group, Inc.	5,985	257,235
	Vornado Realty Trust	3,643	185,101
			1,739,626
	Real Estate Management & Development 0.0%‡
	CB Richard Ellis Group, Inc. Class A (a)	5,954	21,435
	Forestar Real Estate Group, Inc. (a)	1	11
			21,446

	Road & Rail 0.9%
	Burlington Northern Santa Fe Corp.	7,511	497,603
	CSX Corp.	10,531	304,978
	Norfolk Southern Corp.	9,886	379,227
	Ryder System, Inc.	1,501	50,704
	Union Pacific Corp.	13,542	593,004
			1,825,516

	Semiconductors & Semiconductor Equipment 2.1%
	Advanced Micro Devices, Inc. (a)	16,149	35,366
	Altera Corp.	8,001	123,055
	Analog Devices, Inc.	7,725	154,346
	Applied Materials, Inc.	35,684	334,359
	Broadcom Corp. Class A (a)	11,738	186,047
	Intel Corp.	148,493	1,915,560
	KLA-Tencor Corp.	4,607	92,324
	Linear Technology Corp.	5,892	137,991
	LSI Corp. (a)	17,118	54,435
	MEMC Electronic Materials, Inc. (a)	6,008	81,709
	Microchip Technology, Inc.	4,897	92,896
	Micron Technology, Inc. (a)	20,241	75,297
	National Semiconductor Corp.	5,185	52,576
	Novellus Systems, Inc. (a)	2,637	36,364
	NVIDIA Corp. (a)	14,338	113,987
	Teradyne, Inc. (a)	4,491	21,602
	Texas Instruments, Inc.	34,612	517,449
	Xilinx, Inc.	7,353	123,898
			4,149,261

	Software 3.5%
	Adobe Systems, Inc. (a)	14,108	272,425
	Autodesk, Inc. (a)	5,983	99,078
	BMC Software, Inc. (a)	5,054	128,018
	CA, Inc.	10,476	188,463
	Citrix Systems, Inc. (a)	4,851	102,065
	Compuware Corp. (a)	6,779	44,064
	Electronic Arts, Inc. (a)	8,480	130,931
	Intuit, Inc. (a)	8,538	193,386
	McAfee, Inc. (a)	4,077	124,308
¤	Microsoft Corp.	204,243	3,492,555
	Novell, Inc. (a)	9,183	33,977
	Oracle Corp. (a)	104,585	1,760,166
	Salesforce.com, Inc. (a)	2,768	73,656
	Symantec Corp. (a)	22,317	342,120
			6,985,212

Specialty Retail 1.7%
Abercrombie & Fitch Co. Class A	2,315	41,323
AutoNation, Inc. (a)	2,866	26,596
AutoZone, Inc. (a)	1,017	135,149
Bed Bath & Beyond, Inc. (a)	6,926	160,891
Best Buy Co., Inc.	8,984	251,732
GameStop Corp. Class A (a)	4,345	107,669
Gap, Inc. (The)	12,488	140,865
Home Depot, Inc. (The)	45,173	972,575
Limited Brands, Inc.	7,224	57,214
Lowe's Cos., Inc.	39,130	714,905
Office Depot, Inc. (a)	7,314	15,798
RadioShack Corp.	3,488	39,972
Sherwin-Williams Co. (The)	2,624	125,296
Staples, Inc.	18,911	301,441
Tiffany & Co.	3,298	68,434
TJX Cos., Inc.	11,155	216,630
		3,376,490

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. (a)	8,728	127,429
Jones Apparel Group, Inc.	2,219	7,678
NIKE, Inc. Class B	10,435	472,184
Polo Ralph Lauren Corp.	1,512	62,037
VF Corp.	2,317	129,798
		799,126

Thrifts & Mortgage Finance 0.2%
Guaranty Financial Group, Inc. (a)	1	2
Hudson City Bancorp, Inc.	13,822	160,335
Peoples United Financial, Inc.	9,220	150,839
		311,176

Tobacco 1.7%
Altria Group, Inc.	55,008	909,832
Lorillard, Inc. (a)	4,487	266,797
Philip Morris International, Inc.	54,010	2,006,472
Reynolds American, Inc.	4,521	172,612
		3,355,713

Trading Companies & Distributors 0.1%
Fastenal Co.	3,437	117,477
W.W. Grainger, Inc.	1,723	125,693
		243,170

Wireless Telecommunication Services 0.3%
American Tower Corp. Class A (a)	10,591	321,331
Sprint Nextel Corp.	75,912	184,466
		505,797

Total Common Stocks (Cost $161,088,516)		191,845,808

	Principal Amount	Value
Short-Term Investments 3.5%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $93,777 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $100,000 and a Market Value of $99,920)	$93,777	93,777
Total Repurchase Agreement (Cost $93,777)		93,777

U.S. Government 3.5%
United States Treasury Bills
0.137%, due 4/9/09 (b)	6,000,000	5,997,624
0.14%, due 4/23/09 (b)(c)	1,000,000	999,573
Total U.S. Government (Cost $6,998,124)		6,997,197

Total Short-Term Investments (Cost $7,091,901)		7,090,974

Total Investments (Cost $168,180,417) (e)	100.1%	198,936,782
Liabilities in Excess of
Cash and Other Assets	(0.1)	(253,143)

Net Assets	100.0%	$198,683,639

	Contracts Long	Unrealized Depreciation(d)
Futures Contracts (0.3%)
Standard & Poor's 500 Index Mini March 2009	165	$(541,245)

Total Futures Contracts (Settlement Value $6,785,625)		$(541,245)

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Interest rate presented is yield to maturity.
(c)	Represents a security, or a portion thereof, which is segregated, or partially segregated as collateral for futures contracts.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2009.
(e)	At January 31, 2009, cost is $174,083,596 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$72,082,470
Gross unrealized depreciation	(47,229,284)
Net unrealized appreciation	$24,853,186

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$191,845,808	$(541,245)
Level 2 - Other Significant Observable Inputs	7,090,974	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$198,936,782	$(541,245)

(a) Other financial instruments include futures.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Global High Income Fund

Portfolio of Investments ††† January 31, 2009 unaudited
	Principal Amount	Value
Long-Term Bonds 93.2%†
Corporate Bonds 28.1%
Bahamas 0.2%
Ultrapetrol, Ltd. 9.00%, due 11/24/14	$450,000	$290,250

Bermuda 1.4%
AES China Generating Co., Ltd. 8.25%, due 6/26/10	501,000	344,755
Asia Aluminum Holdings, Ltd.
8.00%, due 12/23/11 (a)	500,000	150,000
8.00%, due 12/23/11	985,000	295,500
Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (a)	1,475,000	1,032,500
		1,822,755

Brazil 0.7%
Companhia de Saneamento Basico do Estado de Sao Paulo 7.50%, due 11/3/16 (a)	630,000	620,550
Independencia International, Ltd. 9.875%, due 1/31/17	400,000	252,000
		872,550

Cayman Islands 2.0%
Marfrig Overseas, Ltd. Series Reg S 9.625%, due 11/16/16	1,375,000	959,062
Votorantim Overseas IV 7.75%, due 6/24/20	1,000,000	930,000
Xinao Gas Holdings, Ltd. 7.375%, due 8/5/12	1,045,000	798,884
		2,687,946

Colombia 0.4%
AES Chivor S.A. E.S.P. 9.75%, due 12/30/14 (a)	500,000	467,500

France 0.2%
Electricite de France 6.95%, due 1/26/39 (a)	300,000	309,318

Germany 0.9%
Aries Vermoegensverwaltungs GmbH Series Reg S 9.60%, due 10/25/14	1,000,000	1,230,000

Ireland 0.3%
TransCapitalInvest, Ltd. for OJSC AK Transneft 8.70%, due 8/7/18 (a)	500,000	379,779

Kazakhstan 0.6%
KazMunaiGaz Finance Sub B.V. 8.375%, due 7/2/13 (a)	950,000	769,500

Luxembourg 3.9%
Gazprom International S.A. 7.201%, due 2/1/20 (a)	1,968,246	1,618,883
RSHB Capital S.A. for OJSC Russian Agricultural Bank 6.97%, due 9/21/16 (b)	300,000	173,446
Tengizchevroil Finance Co. S.A.R.L. 6.124%, due 11/15/14 (a)	274,327	218,090
TNK-BP Finance S.A.
7.50%, due 7/18/16 (a)	980,000	617,400
7.875%, due 3/13/18 (a)	2,600,000	1,586,000
UBS Luxembourg S.A. for OJSC Vimpel Communications
Series Reg S 8.25%, due 5/23/16 (a)	900,000	558,000
8.25%, due 5/23/16	500,000	310,000
		5,081,819

Mexico 0.8%
America Movil SAB de C.V. 5.50%, due 3/1/14	400,000	377,251
Grupo Televisa S.A. 6.00%, due 5/15/18	750,000	642,198
		1,019,449

Netherlands 2.7%
ATF Capital B.V. 9.25%, due 2/21/14 (a)	1,400,000	910,000
Intergas Finance B.V.
6.375%, due 5/14/17 (a)	500,000	295,000
6.875%, due 11/4/11 (a)	570,000	450,300
Majapahit Holding B.V. 7.25%, due 6/28/17 (a)	400,000	252,000
Paiton Energy Funding B.V.
9.34%, due 2/15/14 (a)	500,000	352,500
9.34%, due 2/15/14	795,446	524,994
Shell International Finance B.V. 6.375%, due 12/15/38	800,000	835,880
		3,620,674

Panama 0.1%
AES El Salvador Trust 6.75%, due 2/1/16 (a)	300,000	189,306

Philippines 0.2%
National Power Corp. 6.875%, due 11/2/16 (a)	300,000	261,000

Russia 1.6%
NPC Irkut 8.25%, due 4/10/09	750,000	701,250
Raspadskaya Securities, Ltd. 7.50%, due 5/22/12	2,370,000	1,422,000
		2,123,250

	United Arab Emirates 1.0%
	Abu Dhabi National Energy Co. 7.25%, due 8/1/18 (a)	1,425,000	1,281,949

	United States 10.1%
	Altria Group, Inc. 9.70%, due 11/10/18	1,300,000	1,422,599
	AT&T, Inc. 6.55%, due 2/15/39	800,000	797,056
	ConocoPhillips 6.50%, due 2/1/39	1,200,000	1,195,293
	General Electric Capital Corp. 6.875%, due 1/10/39	1,250,000	1,107,538
	Morgan Stanley
	5.05%, due 1/21/11	425,000	412,702
	6.75%, due 4/15/11	2,075,000	2,074,649
¤	Pemex Project Funding Master Trust
	5.75%, due 3/1/18	5,600,000	4,760,000
	7.375%, due 12/15/14	1,440,000	1,482,539
			13,252,376

	Venezuela 0.6%
	Petroleos de Venezuela S.A. 5.25%, due 4/12/17	1,940,000	746,900

	Virgin Islands 0.4%
	Galaxy Entertainment Finance Co., Ltd. Series Reg S 9.875%, due 12/15/12	1,000,000	520,000

	Total Corporate Bonds (Cost $45,229,005)		36,926,321

	Government & Federal Agencies 65.1%
	Argentina 1.5%
	Republic of Argentina
	(zero coupon), due 12/15/35		10,300,000	344,020
	1.33%, due 12/31/38		7,360,000	1,656,000
	8.28%, due 12/31/33		2	1
				2,000,021

	Brazil 10.2%
¤	Federal Republic of Brazil
	5.875%, due 1/15/19		1,250,000	1,193,750
	8.25%, due 1/20/34		4,801,000	5,413,127
	Series B 8.875%, due 4/15/24		1,475,000	1,711,000
	10.00%, due 1/1/12	R$	5,900,000	2,442,168
	10.125%, due 5/15/27		$1,500,000	1,962,525
	11.00%, due 8/17/40		575,000	717,600
				13,440,170

	Colombia 4.2%
¤	Republic of Colombia
	3.949%, due 11/16/15 (b)		500,000	431,750
	7.375%, due 1/27/17		1,050,000	1,060,500
	8.125%, due 5/21/24		2,830,000	2,844,150
	10.375%, due 1/28/33		500,000	590,000
	11.75%, due 2/25/20		430,000	546,100
				5,472,500

	Dominican Republic 0.7%
	Dominican Republic
	9.04%, due 1/23/18 (a)		655,786	491,840
	Series Reg S 9.04%, due 1/23/18		546,488	409,866
				901,706

	El Salvador 0.6%
	Republic of El Salvador
	7.65%, due 6/15/35		800,000	608,000
	8.25%, due 4/10/32 (a)		250,000	196,250
				804,250

	Indonesia 3.5%
¤	Republic of Indonesia
	6.625%, due 2/17/37 (a)		2,000,000	1,300,000
	6.875%, due 1/17/18		2,000,000	1,513,108
	Series Reg S 7.25%, due 4/20/15 (a)		550,000	478,500
	7.25%, due 4/20/15		1,500,000	1,288,122
				4,579,730

	Jamaica 0.4%
	Jamaica Government 8.00%, due 6/24/19		650,000	474,500

	Lebanon 1.1%
	Republic of Lebanon Series Reg S 8.25%, due 4/12/21		1,650,000	1,491,188

	Mexico 5.8%
¤	United Mexican States
	5.95%, due 3/19/19		1,600,000	1,556,800
	Series MTNA 6.75%, due 9/27/34		3,620,000	3,411,850
	7.25%, due 12/15/16	M$	39,250,000	2,656,204
				7,624,854

	Panama 5.4%
¤	Republic of Panama
	6.70%, due 1/26/36		$558,000	504,990
	8.875%, due 9/30/27		920,000	1,002,800
	9.375%, due 4/1/29		5,052,000	5,670,870
				7,178,660

	Philippines 6.2%
¤	Republic of Philippines
	8.00%, due 1/15/16		650,000	676,000
	9.375%, due 1/18/17		830,000	919,225
	9.50%, due 2/2/30		4,660,000	5,230,850
	9.875%, due 1/15/19		1,130,000	1,279,725
				8,105,800

	Poland 0.8%
	Poland Government Bond 5.25%, due 4/25/13	PLN	3,630,000	1,046,614

	Russia 4.6%
¤	Russian Federation 7.50%, due 3/31/30		$6,614,755	6,117,921

	South Africa 1.0%
	Republic of South Africa 6.50%, due 6/2/14		1,300,000	1,274,000

	Turkey 8.5%
¤	Republic of Turkey
	(zero coupon), due 1/13/10	YTL	1,614,000	865,966
	6.875%, due 3/17/36		$200,000	158,000
	7.25%, due 3/15/15		1,510,000	1,494,900
	7.375%, due 2/5/25		6,225,000	5,540,250
	9.00%, due 6/30/11		1,000,000	1,065,000
	9.50%, due 1/15/14		1,300,000	1,417,000
	11.00%, due 1/14/13		550,000	621,500
				11,162,616

	Ukraine 0.5%
	Ukraine Government
	6.75%, due 11/14/17 (a)		1,200,000	522,924
	6.875%, due 3/4/11 (a)		350,000	178,500
				701,424

	United Kingdom 2.7%
	United Kingdom Treasury Bonds 4.75%, due 9/7/15	£2,235,000	3,513,334

	Uruguay 3.0%
	Republic of Uruguay 9.25%, due 5/17/17	$3,835,000	3,988,400

	Venezuela 4.4%
¤	Republic of Venezuela
	6.00%, due 12/9/20	6,500,000	2,502,500
	Series Reg S 9.25%, due 5/7/28	7,270,000	3,322,390
			5,824,890

	Total Government & Federal Agencies (Cost $94,672,097)		85,702,578

	Total Long-Term Bonds (Cost $139,901,102)		122,628,899

	Short-Term Investment 4.4%
	Repurchase Agreement 4.4%
	State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $5,758,676 (Collateralized by a United States Treasury Bill with a rate of 0.263% and a maturity date of 5/21/09, with a Principal Amount of $5,880,000 and a Market Value of $5,875,296)	5,758,652	5,758,652
	Total Short-Term Investment (Cost $5,758,652)		5,758,652

	Total Investments (Cost $145,659,754) (c)	97.6%	128,387,551
	Cash and Other Assets,
	Less Liabilities	2.4	3,135,152

	Net Assets	100.0%	$131,522,703

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate. Rate shown is the rate in effect at January 31, 2009.
(c)	At January 31, 2009, cost is $146,427,909 for federal income tax purposes and net unrealized depreciation is as follows:

	Gross unrealized appreciation	$3,215,252
	Gross unrealized depreciation	(21,255,610)
	Net unrealized depreciation	$(18,040,358)

	The following abbreviations are used in the above portfolio:
R$	Brazilian Real
£	British Pound Sterling
M$	Mexican Peso
PLN	Polish Zloty
YTL	Turkish Lira

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$60,319,240	$73,423
Level 2 - Other Significant Observable Inputs	68,068,311	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$128,387,551	$73,423

(a) Other financial instruments include foreign forward currency contracts.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2009, the Fund held the following foreign currency forward contracts:
		Contract	Contract	Unrealized
		Amount	Amount	Appreciation/
Foreign Currency Buy Contracts:		Purchased	Sold	(Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 2/9/09	BRL	1,560,000	$672,414	$(1,302)
Indian Rupee vs. U.S. Dollar, expiring 2/20/09	INR	60,000,000	1,213,101	12,150
Polish Zloty vs. U.S. Dollar, expiring 2/17/09	PLN	1,300,000	375,505	(2,756)

		Contract	Contract
		Amount	Amount
Foreign Currency Sale Contracts:		Sold	Purchased
Brazilian Real vs. U.S. Dollar, expiring 2/9/09	BRL	1,560,000	$692,178	$21,066
Polish Zloty vs. U.S. Dollar, expiring 2/17/09	PLN	1,300,000	417,939	45,190
Pound Sterling vs. U.S. Dollar, expiring 2/6/09	GBP	2,430,000	3,520,464	(925)
Net unrealized appreciation on foreign currency forward contracts				$73,423

As of January 31, 2009, the Fund held the following foreign currency:
		Currency	Cost	Value
Brazilian Real	BRL	287,972	$120,714	$124,126
Mexican Peso	MXN	1,432,232	107,687	99,687
Turkish Lira	YTL	6,000	3,798	3,651
			$232,199	$227,464

MainStay Government Fund

Portfolio of Investments ††† January 31, 2009 unaudited
		Principal Amount	Value
	Long-Term Bonds 97.7%†
	Asset-Backed Securities 2.3%
	Consumer Loans 0.6%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$2,275,000	$2,253,191

	Credit Cards 0.3%
	Chase Issuance Trust Series 2006-C4, Class C4 0.623%, due 1/15/14 (a)	1,000,000	587,120
	Citibank Credit Card Issuance Trust Series 2006-C4, Class C4 0.649%, due 1/9/12 (a)	615,000	477,784
			1,064,904

	Diversified Financial Services 0.9%
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	3,104,094	3,288,389

	Home Equity 0.5%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (b)	950,000	791,605
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	1,190,000	994,293
			1,785,898

	Total Asset-Backed Securities (Cost $9,129,867)		8,392,382

	Corporate Bonds 14.1%
	Banks 7.9%
	American Express Bank FSB 3.15%, due 12/9/11 (c)	5,400,000	5,535,691
	Bank of America N.A. 1.70%, due 12/23/10 (c)	3,210,000	3,217,649
	HSBC USA, Inc. 3.125%, due 12/16/11 (c)	6,000,000	6,142,776
	PNC Funding Corp. 2.30%, due 6/22/12 (c)	4,665,000	4,641,409
	Regions Bank 3.25%, due 12/9/11 (c)	5,925,000	6,090,136
	Sovereign Bank 2.75%, due 1/17/12 (c)	2,640,000	2,669,682
			28,297,343

	Diversified Financial Services 5.5%
	General Electric Capital Corp.
¤	2.20%, due 6/8/12 (c)	7,825,000	7,760,608
	3.00%, due 12/9/11 (c)	6,180,000	6,309,848
	JPMorgan Chase & Co. 2.125%, due 6/22/12 (c)	5,545,000	5,487,426
			19,557,882

Insurance 0.3%
Fund American Cos., Inc. 5.875%, due 5/15/13	1,480,000	1,098,668

Media 0.4%
TCI Communications, Inc. 8.75%, due 8/1/15	1,355,000	1,457,682

Total Corporate Bonds (Cost $50,508,212)		50,411,575

	Mortgage-Backed Securities 1.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	2,060,000	1,974,858
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 6.056%, due 8/25/36 (a)	1,044,208	755,746
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	620,000	414,057
	GS Mortgage Securities Corp. II Series 2001-ROCK, Class A1 6.22%, due 5/3/18 (d)	884,670	893,340
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.37%, due 2/25/42 (a)(d)(e)(f)	1,643,238	1,557,132

	Total Mortgage-Backed Securities (Cost $6,279,855)		5,595,133

	Municipal Bond 0.5%
	Texas 0.5%
	Harris County Texas Industrial Development Corp. Solid Waste Deer Park 5.683%, due 3/1/23 (a)	1,720,000	1,717,197

	Total Municipal Bond (Cost $1,723,591)		1,717,197

	U.S. Government & Federal Agencies 79.2%
	Fannie Mae (Collateralized Mortgage Obligation) 0.5%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	1,678,815	1,724,956

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 1.1%
	Series 2003-T1, Class B 4.491%, due 11/25/12	3,865,000	4,037,733

	Fannie Mae Strip (Collateralized Mortgage Obligation) 0.1%
	Series 360, Class 2, IO 5.00%, due 8/1/35 (g)	2,294,507	319,266
	Series 361, Class 2, IO 6.00%, due 10/1/35 (g)	401,868	62,065
			381,331

	Federal Home Loan Bank 6.2%
	4.50%, due 2/20/15	5,100,000	5,107,645
	5.00%, due 11/17/17	2,825,000	3,076,233
	5.125%, due 8/14/13	5,140,000	5,704,608
¤	5.50%, due 7/15/36	7,425,000	8,342,344
			22,230,830

	Federal Home Loan Mortgage Corporation 3.3%
	4.75%, due 11/17/15	1,615,000	1,778,800
¤	5.20%, due 3/5/19	9,975,000	10,006,720
			11,785,520

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 9.3%
	3.00%, due 8/1/10	3,567,132	3,542,734
	4.296%, due 3/1/35 (a)	134,433	135,628
	5.00%, due 1/1/20	1,126,978	1,156,804
	5.00%, due 6/1/33	4,910,284	5,003,240
	5.00%, due 8/1/33	3,548,447	3,617,531
	5.00%, due 5/1/36	4,573,959	4,649,429
	5.027%, due 6/1/35 (a)	2,232,876	2,277,309
	5.50%, due 1/1/21	2,545,280	2,629,346
	5.50%, due 11/1/35	1,900,960	1,948,226
	5.50%, due 1/1/36	6,193,952	6,347,963
	5.50%, due 11/1/36	736,970	754,719
	5.647%, due 2/1/37 (a)	394,645	405,293
	6.50%, due 4/1/37	674,663	703,966
			33,172,188

	Federal National Mortgage Association 3.4%
	4.625%, due 5/1/13	2,990,000	3,003,305
	5.375%, due 6/12/17	4,675,000	5,193,149
	6.625%, due 11/15/30	3,100,000	3,973,887
			12,170,341

	Federal National Mortgage Association (Mortgage Pass-Through Securities) 32.9%
	4.378%, due 4/1/34 (a)	1,290,023	1,300,051
¤	4.50%, due 7/1/18	12,008,255	12,243,503
¤	4.50%, due 11/1/18	7,525,794	7,673,229
¤	4.50%, due 6/1/23	8,383,726	8,512,127
	4.716%, due 11/1/34 (a)	513,942	516,036
	5.00%, due 9/1/17	4,281,825	4,411,203
	5.00%, due 9/1/20	663,668	680,610
	5.00%, due 2/1/36	1,958,115	1,994,401
	5.00%, due 6/1/36	2,416,720	2,459,617
	5.00%, due 9/1/36	1,307,818	1,332,053
	5.50%, due 1/1/17	325,670	337,240
	5.50%, due 2/1/17	6,747,612	6,989,621
	5.50%, due 6/1/19	2,288,308	2,364,601
	5.50%, due 11/1/19	2,453,829	2,535,641
	5.50%, due 4/1/21	5,319,840	5,493,881
¤	5.50%, due 6/1/33	14,012,818	14,397,878
	5.50%, due 11/1/33	4,161,618	4,275,976
	5.50%, due 12/1/33	4,728,110	4,858,035
	5.50%, due 6/1/34	1,695,231	1,739,696
	5.50%, due 12/1/34	998,998	1,025,201
	5.50%, due 3/1/35	3,619,180	3,714,109
	5.50%, due 7/1/37	919,812	942,305
	6.00%, due 12/1/16	609,335	636,394
	6.00%, due 11/1/32	2,108,140	2,186,493
	6.00%, due 1/1/33	1,530,581	1,586,511
	6.00%, due 3/1/33	1,617,221	1,675,306
	6.00%, due 9/1/34	459,803	475,455
	6.00%, due 9/1/35	4,044,135	4,178,059
	6.00%, due 10/1/35	1,069,556	1,104,629
	6.00%, due 6/1/36	3,882,945	4,006,632
	6.00%, due 11/1/36	3,890,213	4,014,133
	6.00%, due 4/1/37	1,246,801	1,279,893
	6.00%, due 1/31/39 TBA (h)	1,550,000	1,597,469
	6.50%, due 10/1/31	959,111	1,006,777
	6.50%, due 2/1/37	859,329	896,262
	6.50%, due 1/31/39 TBA (h)	2,990,000	3,114,270
			117,555,297

	Government National Mortgage Association (Mortgage Pass-Through Securities) 3.4%
	6.00%, due 8/15/32	1,605,943	1,658,420
	6.00%, due 12/15/32	830,924	858,399
	6.00%, due 1/31/39 TBA (h)	1,975,000	2,031,781
	6.50%, due 8/15/28	548,685	575,900
	6.50%, due 4/15/31	1,399,657	1,469,473
	6.50%, due 1/31/39 TBA (h)	5,520,000	5,721,822
			12,315,795

	Hvide Van Ommeren Tankers LLC 1.6%
	Series I 7.54%, due 12/14/23 (i)	2,391,000	2,930,840
	Series II 7.54%, due 12/14/23 (i)	2,396,000	2,936,969
			5,867,809

¤	Overseas Private Investment Corporation 2.5%
	5.142%, due 12/15/23 (i)	7,997,032	8,953,557

	Tennessee Valley Authority 3.9%
	4.65%, due 6/15/35 (i)	5,605,000	5,403,349
	4.75%, due 8/1/13 (i)	4,700,000	5,055,090
	6.25%, due 12/15/17 (i)	2,980,000	3,465,448
			13,923,887

	United States Treasury Bonds 2.8%
	6.25%, due 8/15/23	515,000	651,475
	6.25%, due 5/15/30	455,000	608,705
¤	8.75%, due 8/15/20	5,860,000	8,651,739
			9,911,919

	United States Treasury Notes 7.6%
	2.00%, due 7/15/14 T.I.P.S. (j)	4,513,440	4,488,052
	3.75%, due 11/15/18	3,825,000	4,119,066
¤	4.75%, due 8/15/17	16,085,000	18,442,450
			27,049,568

United States Treasury Strip Principal 0.6% (zero coupon), due 8/15/28	4,665,000	2,120,005

Total U.S. Government & Federal Agencies (Cost $274,421,477)		283,200,736

Total Long-Term Bonds (Cost $342,063,002)		349,317,023

Short-Term Investment 5.5%
Repurchase Agreement 5.5%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $19,593,077 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $20,005,000 and a Market Value of $19,988,996)	19,592,995	19,592,995
Total Short-Term Investment (Cost $19,592,995)		19,592,995

Total Investments (Cost $361,655,997) (k)	103.2%	368,910,018
Liabilities in Excess of
Cash and Other Assets	(3.2)	(11,610,368)

Net Assets	100.0%	$357,299,650

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate. Rate shown is the rate in effect at January 31, 2009.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at January 31, 2009 is $1,785,898, which represents 0.5% of the Fund's net assets.
(c)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Illiquid security. The total market value of this security at January 31, 2009 is $1,557,132, which represents 0.4% of the Fund's net assets.
(f)	Fair valued security. The total market value of this security at January 31, 2009 is $1,557,132, which represents 0.4% of the Fund's net assets.
(g)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(h)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2009 is $12,465,342, which represents 3.5% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(i)	United States Government Guaranteed Security.
(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	At January 31, 2009, cost is $361,659,419 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$10,634,779
Gross unrealized depreciation	(3,384,180)
Net unrealized appreciation	$7,250,599

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$69,064,136
Level 2 - Other Significant Observable Inputs	298,288,750
Level 3 - Significant Unobservable Inputs	1,557,132
Total	$368,910,018

The Fund did not hold other financial instruments as of January 31, 2009.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 10/31/08	$1,574,654
Accrued discounts/premiums	162
Realized gain (loss)	91
Change in unrealized appreciation/depreciation	(12,160)
Net purchases (sales)	(5,615)
Net transfers in and/or out of Level 3	-
Balance as of 1/31/09	$1,557,132
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	(12,160)

MainStay High Yield Corporate Bond Fund

Portfolio of Investments January 31, 2009 unaudited
	Principal Amount	Value
Long-Term Bonds 86.4%†
Convertible Bonds 0.5%
Diversified Financial Services 0.0%‡
AmeriCredit Corp. 2.125%, due 9/15/13	$2,320,000	$872,900

Insurance 0.1%
Conseco, Inc. 3.50%, due 9/30/35 (zero coupon), beginning 9/30/10(a)(b)	2,940,000	1,300,950

Internet 0.0%‡
At Home Corp. 4.75%, due 12/31/49 (c)(d)(e)(f)(g)	61,533,853	6,153

Media 0.3%
Sinclair Broadcast Group, Inc. 3.00%, due 5/15/27	17,060,000	10,065,400

Retail 0.1%
Penske Auto Group, Inc. 3.50%, due 4/1/26	4,920,000	3,105,750

Total Convertible Bonds (Cost $23,038,363)		15,351,153

Corporate Bonds 65.4%
Advertising 1.2%
Interpublic Group of Cos., Inc.
6.25%, due 11/15/14	17,040,000	9,286,800
7.25%, due 8/15/11	15,295,000	11,471,250
Lamar Media Corp.
6.625%, due 8/15/15	17,363,000	13,022,250
Series C 6.625%, due 8/15/15	2,765,000	2,073,750
7.25%, due 1/1/13	6,070,000	4,992,575
		40,846,625

Aerospace & Defense 0.5%
BE Aerospace, Inc. 8.50%, due 7/1/18	8,490,000	7,980,600
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
8.50%, due 4/1/15	8,545,000	2,734,400
9.75%, due 4/1/17	5,430,000	977,400
Sequa Corp. 11.75%, due 12/1/15 (a)	10,730,000	4,292,000
		15,984,400

Agriculture 0.5%
Reynolds American, Inc.
7.625%, due 6/1/16	10,605,000	9,253,117
7.75%, due 6/1/18	10,705,000	9,422,573
		18,675,690

Airlines 0.3%
DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (a)	13,130,000	4,595,500
Delta Air Lines, Inc. (Escrow Shares)
(zero coupon), due 12/27/49 (g)(e)	5,175,000	97,031
2.875%, due 2/6/24 (g)(e)	7,201,000	144,020
2.875%, due 2/18/24 (a)(g)(e)	4,190,000	83,800
8.00%, due 6/3/23 (b)(g)(e)	13,575,000	271,500
8.00%, due 6/3/23 (g)(e)	10,459,000	209,180
8.30%, due 12/15/29 (g)(e)	11,297,000	225,940
9.25%, due 3/15/22 (g)(e)	9,000,000	168,750
9.75%, due 5/15/49 (g)(e)	2,115,000	39,656
10.00%, due 8/15/49 (g)(e)	8,195,000	153,657
10.375%, due 12/15/22 (g)(e)	15,160,000	284,250
10.375%, due 2/1/49 (g)(e)	6,515,000	122,156
Northwest Airlines, Inc.
Series 2001-1, Class 1B 7.691%, due 10/1/18	3,229,007	1,808,244
Series 2002-1, Class IC2 9.055%, due 5/20/12	4,762,965	2,953,039
Northwest Airlines, Inc. (Escrow Shares)
7.625%, due 11/15/23 (g)(e)	11,810,900	41,338
7.875%, due 12/31/49 (g)(e)	8,723,000	8,723
8.70%, due 3/15/49 (g)(e)	445,000	445
8.875%, due 6/1/49 (g)(e)	5,229,300	5,230
9.875%, due 3/15/37 (g)(e)	18,534,200	18,534
10.00%, due 2/1/09 (g)(e)	14,683,200	14,683
		11,245,676

Apparel 0.3%
Unifi, Inc. 11.50%, due 5/15/14	18,980,000	10,249,200

Auto Manufacturers 0.6%
Daimler Finance North America LLC
5.875%, due 3/15/11	3,509,000	3,364,759
7.30%, due 1/15/12	8,290,000	8,121,870
DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	880,000	843,021
Ford Motor Co.
6.50%, due 8/1/18	7,750,000	1,472,500
7.45%, due 7/16/31	27,556,000	6,062,320
		19,864,470

Auto Parts & Equipment 1.6%
Allison Transmission, Inc.
11.00%, due 11/1/15 (a)	530,000	294,150
11.25%, due 11/1/15 (a)(h)	12,030,000	5,413,500
American Tire Distributors, Inc.
7.709%, due 4/1/12 (i)	4,635,000	3,476,250
10.75%, due 4/1/13	7,245,000	5,433,750
FleetPride Corp. 11.50%, due 10/1/14 (a)	17,535,000	15,255,450
Goodyear Tire & Rubber Co. (The)
6.318%, due 12/1/09 (i)	2,120,000	2,045,800
8.625%, due 12/1/11	10,073,000	9,619,715
Lear Corp.
Series B 8.50%, due 12/1/13	5,690,000	1,308,700
8.75%, due 12/1/16	16,050,000	3,049,500
Tenneco Automotive, Inc.
8.625%, due 11/15/14	14,555,000	4,439,275
10.25%, due 7/15/13	5,427,000	3,581,820
		53,917,910

Banks 0.7%
GMAC LLC
6.75%, due 12/1/14 (a)	29,300,000	19,042,539
7.25%, due 3/2/11 (a)	5,558,000	4,487,785
		23,530,324

Beverages 0.4%
Constellation Brands, Inc.
7.25%, due 5/15/17	13,065,000	12,542,400
8.125%, due 1/15/12	341,000	338,443
		12,880,843

Building Materials 0.8%
Compression Polymers Corp. 10.50%, due 7/1/13	5,660,000	3,169,600
Texas Industries, Inc. 7.25%, due 7/15/13 (a)	32,197,000	24,308,735
		27,478,335
	Chemicals 1.0%
	Equistar Chemicals, L.P. 7.55%, due 2/15/26 (e)	11,985,000	3,715,350
	MacDermid, Inc. 9.50%, due 4/15/17 (a)	10,300,000	5,047,000
	Millennium America, Inc. 7.625%, due 11/15/26 (e)	12,635,000	884,450
	Mosaic Global Holdings, Inc.
	7.375%, due 12/1/14 (a)	3,900,000	3,744,000
	7.625%, due 12/1/16 (a)	5,090,000	4,784,600
	Phibro Animal Health Corp. 10.00%, due 8/1/13 (a)	17,013,000	13,610,400
	Tronox Worldwide LLC/Tronox Finance Corp. 9.50%, due 12/1/12 (e)	29,371,000	4,111,940
			35,897,740

	Coal 0.2%
	Peabody Energy Corp.
	7.375%, due 11/1/16	2,185,000	2,130,375
	7.875%, due 11/1/26	7,080,000	6,018,000
			8,148,375

	Commercial Services 3.1%
	Cardtronics, Inc. 9.25%, due 8/15/13	23,125,000	16,360,938
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (c)(d)	21,941,051	1,579,756
	Great Lakes Dredge & Dock Corp. 7.75%, due 12/15/13	14,650,000	12,324,312
	iPayment, Inc. 9.75%, due 5/15/14	16,404,000	9,842,400
	Knowledge Learning Corp., Inc. 7.75%, due 2/1/15 (a)	24,640,000	18,972,800
	Language Line, Inc. 11.125%, due 6/15/12	16,664,000	15,518,350
	Lender Processing Services, Inc. 8.125%, due 7/1/16	10,600,000	10,070,000
	Rural/Metro Corp. 9.875%, due 3/15/15	12,020,000	9,976,600
	Service Corp. International
	7.375%, due 10/1/14	6,645,000	6,345,975
	7.625%, due 10/1/18	6,850,000	6,302,000
			107,293,131

	Computers 1.0%
¤	SunGard Data Systems, Inc.
	4.875%, due 1/15/14	12,070,000	8,931,800
	9.125%, due 8/15/13	1,780,000	1,486,300
	10.625%, due 5/15/15 (a)	29,453,000	24,445,990
			34,864,090

	Distribution & Wholesale 0.3%
	ACE Hardware Corp. 9.125%, due 6/1/16 (a)	15,413,000	11,559,750

	Diversified Financial Services 1.2%
	AmeriCredit Corp. 8.50%, due 7/1/15 (b)	15,705,000	13,741,875
	Global Cash Acceptance/Global Cash Finance Corp. 8.75%, due 3/15/12	818,000	703,480
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (a)	18,655,000	11,224,359
	LaBranche & Co., Inc. 11.00%, due 5/15/12	10,010,000	8,833,825
	NSG Holdings LLC/NSG Holdings, Inc. 7.75%, due 12/15/25 (a)	4,360,000	3,531,600
	Nuveen Investments, Inc.
	5.00%, due 9/15/10	1,037,000	622,200
	10.50%, due 11/15/15 (a)	11,930,000	3,280,750
	Ucar Finance, Inc. 10.25%, due 2/15/12	618,000	565,470
			42,503,559

	Electric 3.4%
	AES Eastern Energy, L.P.
	Series 1999-A 9.00%, due 1/2/17	15,447,644	14,304,519
	Series 1999-B 9.67%, due 1/2/29	16,820,000	13,960,600
	Energy Future Holdings Corp. 10.875%, due 11/1/17	30,710,000	24,260,900
	ESI Tractebel Acquisition Corp. Class B 7.99%, due 12/30/11	5,227,000	5,080,639
	NRG Energy, Inc.
	7.25%, due 2/1/14	14,805,000	14,138,775
	7.375%, due 2/1/16	1,090,000	1,038,225
	PNM Resources, Inc. 9.25%, due 5/15/15	8,710,000	7,839,000
	Public Service Co. of New Mexico 7.95%, due 5/15/18	7,590,000	6,751,798
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	3,700,000	3,330,000
	Reliant Energy, Inc.
	7.625%, due 6/15/14	3,780,000	3,090,150
	7.875%, due 6/15/17	30,195,000	24,457,950
	Western Resources, Inc. 7.125%, due 8/1/09	50,000	49,586
			118,302,142

	Energy - Alternate Sources 0.0%‡
	Salton Sea Funding Corp. Series E 8.30%, due 5/30/11 (d)	16,411	16,656

	Entertainment 2.9%
	Chukchansi Economic Development Authority 8.00%, due 11/15/13 (a)	6,480,000	2,268,000
	Gaylord Entertainment Co.
	6.75%, due 11/15/14	7,001,000	5,145,735
	8.00%, due 11/15/13	8,855,000	6,796,213
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	27,331,000	13,528,845
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	18,600,000	9,951,000
	Mohegan Tribal Gaming Authority
	6.375%, due 7/15/09	7,598,000	7,351,065
	6.875%, due 2/15/15	2,380,000	1,273,300
	8.00%, due 4/1/12	19,055,000	11,528,275
	Penn National Gaming, Inc.
	6.75%, due 3/1/15	19,010,000	15,398,100
	6.875%, due 12/1/11	9,735,000	9,199,575
	Pinnacle Entertainment, Inc.
	8.25%, due 3/15/12	7,890,000	7,219,350
	8.75%, due 10/1/13	7,930,000	7,295,600
	Speedway Motorsports, Inc. 6.75%, due 6/1/13	2,340,000	1,872,000
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (c)(d)	1,713,235	1,027,941
			99,854,999

	Environmental Controls 0.5%
	Geo Sub Corp. 11.00%, due 5/15/12	21,865,000	15,742,800

	Finance - Auto Loans 1.1%
¤	Ford Motor Credit Co. LLC
	5.70%, due 1/15/10	1,825,000	1,546,160
	7.25%, due 10/25/11	20,380,000	14,510,458
	7.375%, due 10/28/09	8,215,000	7,363,154
	7.875%, due 6/15/10	15,645,000	12,922,879
			36,342,651

	Finance - Other Services 1.6%
¤	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	7.125%, due 2/15/13	39,835,000	32,465,525
	8.125%, due 6/1/12	26,125,000	22,532,812
			54,998,337

	Food 0.5%
	ASG Consolidated LLC/ASG Finance, Inc. 11.50%, due 11/1/11 11.50%, beginning 11/1/08	5,459,000	4,694,740
	Smithfield Foods, Inc. 7.75%, due 7/1/17	1,365,000	924,787
	Stater Brothers Holdings 7.75%, due 4/15/15	7,897,000	7,225,755
	Tyson Foods, Inc. 7.85%, due 4/1/16	5,165,000	4,244,582
	Tyson Fresh Meats, Inc. 7.95%, due 2/1/10	710,000	683,420
			17,773,284

	Forest Products & Paper 2.6%
	Bowater, Inc.
	9.375%, due 12/15/21	21,466,000	3,863,880
	9.50%, due 10/15/12	270,000	48,600
	Domtar Corp. 7.875%, due 10/15/11	24,579,000	22,735,575
¤	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (a)	5,760,000	5,299,200
	7.125%, due 1/15/17 (a)	14,855,000	13,555,187
	7.25%, due 6/1/28	2,370,000	1,587,900
	7.75%, due 11/15/29	74,000	51,430
	8.00%, due 1/15/24	17,193,000	12,550,890
	8.875%, due 5/15/31	29,615,000	22,507,400
	NewPage Corp. 10.00%, due 5/1/12	15,120,000	5,821,200
			88,021,262

	Gas 0.1%
	MXEnergy Holdings, Inc. 10.625%, due 8/1/11 (i)	12,830,000	4,939,550

	Hand & Machine Tools 0.3%
	Baldor Electric Co. 8.625%, due 2/15/17	8,521,000	7,157,640
	Thermadyne Holdings Corp. 9.50%, due 2/1/14	7,325,000	4,688,000
			11,845,640

	Health Care - Products 3.3%
¤	Biomet, Inc.
	10.00%, due 10/15/17	14,520,000	14,737,800
	10.375%, due 10/15/17 (h)	6,560,000	5,838,400
	11.625%, due 10/15/17	22,750,000	21,157,500
	Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15	19,235,000	7,309,300
	Cooper Cos., Inc. (The) 7.125%, due 2/15/15	7,335,000	6,234,750
	Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14	17,675,000	17,233,125
	Invacare Corp. 9.75%, due 2/15/15	17,120,000	15,579,200
	ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75%, due 11/15/14	18,274,000	11,603,990
	Universal Hospital Services, Inc.
	5.943%, due 6/1/15 (i)	930,000	623,100
	8.50%, due 6/1/15 (h)	1,400,000	1,183,000
	VWR Funding, Inc. Series B 10.25%, due 7/15/15 (h)	13,740,000	10,167,600
			111,667,765

	Health Care - Services 3.2%
	Alliance Imaging, Inc. Series B 7.25%, due 12/15/12	29,996,000	27,746,300
	Centene Corp. 7.25%, due 4/1/14	6,047,000	5,139,950
¤	Community Health Systems, Inc. 8.875%, due 7/15/15	19,255,000	18,532,937
¤	HCA, Inc.
	6.25%, due 2/15/13	3,000,000	2,167,500
	6.30%, due 10/1/12	16,100,000	13,282,500
	6.75%, due 7/15/13	9,545,000	6,896,263
	8.75%, due 9/1/10	3,280,000	3,222,600
	Psychiatric Solutions, Inc. 7.75%, due 7/15/15	12,445,000	10,204,900
	Skilled Healthcare Group, Inc. 11.00%, due 1/15/14	5,899,000	5,722,030
	Vanguard Health Holding Co. II LLC 9.00%, due 10/1/14	20,220,000	17,995,800
			110,910,780

	Holding Company - Diversified 0.6%
	Leucadia National Corp.
	7.125%, due 3/15/17	3,345,000	2,458,575
	8.125%, due 9/15/15	14,255,000	11,546,550
	Susser Holdings LLC 10.625%, due 12/15/13	6,221,000	5,785,530
			19,790,655

	Household Products & Wares 0.5%
	ACCO Brands Corp. 7.625%, due 8/15/15	15,980,000	7,191,000
	Jarden Corp. 7.50%, due 5/1/17	10,490,000	7,552,800
	Libbey Glass, Inc. 9.568%, due 6/1/11 (i)	8,286,000	3,645,840
			18,389,640

	Insurance 1.8%
	Crum & Forster Holdings Corp. 7.75%, due 5/1/17	37,380,000	28,221,900
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (a)	27,840,000	18,792,000
	Lumbermens Mutual Casualty Co.
	8.30%, due 12/1/37 (a)(e)	8,525,000	85,250
	8.45%, due 12/1/97 (a)(e)	2,575,000	25,750
	9.15%, due 7/1/26 (a)(e)	42,123,000	421,230
	USI Holdings Corp.
	6.024%, due 11/15/14 (a)(i)	6,375,000	3,028,125
	9.75%, due 5/15/15 (a)	11,390,000	5,239,400
	Willis North America, Inc. 6.20%, due 3/28/17	9,406,000	6,498,982
			62,312,637

	Internet 0.5%
	Expedia, Inc.
	7.456%, due 8/15/18	3,375,000	2,733,750
	8.50%, due 7/1/16 (a)	16,594,000	13,109,260
			15,843,010

	Iron & Steel 0.3%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	14,390,000	11,714,251
	Allegheny Technologies, Inc. 8.375%, due 12/15/11	210,000	200,190
			11,914,441

	Leisure Time 0.1%
	Town Sports International, Inc. (zero coupon), due 2/1/14 11.00%, beginning 2/1/09	4,645,000	2,554,750

	Lodging 1.9%
	Boyd Gaming Corp.
	6.75%, due 4/15/14	8,705,000	5,788,825
	7.75%, due 12/15/12	23,420,000	20,726,700
	Majestic Star Casino LLC 9.50%, due 10/15/10 (e)	10,165,000	3,049,500
	MGM Mirage, Inc. 8.50%, due 9/15/10	4,290,000	3,453,450
	MTR Gaming Group, Inc.
	Series B 9.00%, due 6/1/12	6,005,000	3,032,525
	9.75%, due 4/1/10	4,945,000	3,758,200
	San Pasqual Casino 8.00%, due 9/15/13 (a)	250,000	190,000
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 4.496%, due 3/15/14 (a)(i)	11,650,000	5,533,750
	Starwood Hotels & Resorts Worldwide, Inc.
	6.25%, due 2/15/13	7,365,000	5,965,650
	6.75%, due 5/15/18	6,760,000	4,529,200
	Wynn Las Vegas Capital Corp. 6.625%, due 12/1/14	1,535,000	1,118,631
	Wynn Las Vegas LLC 6.625%, due 12/1/14	9,575,000	6,977,781
			64,124,212

	Media 3.5%
	Charter Communications Operating LLC 8.00%, due 4/30/12 (a)(e)	25,059,000	21,300,150
	CSC Holdings, Inc.
	6.75%, due 4/15/12	4,055,000	3,902,938
	8.50%, due 4/15/14 (a)	15,035,000	14,771,888
	8.50%, due 6/15/15 (a)	5,230,000	5,033,875
	CW Media Holdings, Inc. 13.50%, due 8/15/15 (a)(h)	5,290,000	2,803,700
	Houghton Mifflin Harcourt Publishing Co. 7.20%, due 3/15/11	9,530,000	8,672,300
	HSN, Inc. 11.25%, due 8/1/16 (a)	17,515,000	12,961,100
	ION Media Networks, Inc.
	4.344%, due 1/15/12 (a)(i)	16,465,000	2,572,656
	7.344%, due 1/15/13 (a)(h)(i)	7,925,692	376,470
	LBI Media, Inc. 8.50%, due 8/1/17 (a)	10,020,000	3,507,000
	Local Insight Regatta Holdings, Inc. 11.00%, due 12/1/17	5,630,000	1,407,500
	Morris Publishing Group LLC 7.00%, due 8/1/13 (e)	20,894,000	1,671,520
	Rainbow National Services LLC
	8.75%, due 9/1/12 (a)	10,205,000	10,179,488
	10.375%, due 9/1/14 (a)	24,935,000	25,246,687
	Vertis, Inc. 18.50%, due 10/1/12 (h)	9,565,000	1,099,975
	Ziff Davis Media, Inc.
	8.873%, due 7/15/11 (c)(d)(g)(i)	3,432,124	2,917,305
	Ziff Davis Media, Inc. (Escrow Shares)
	(zero coupon), due 5/1/12 (c)(d)(g)	12,615,000	788,438
			119,212,990

Metal Fabricate & Hardware 0.7%
Metals USA, Inc. 11.125%, due 12/1/15	6,580,000	4,408,600
Mueller Water Products, Inc. 7.375%, due 6/1/17	15,100,000	11,702,500
Neenah Foundary Co. 9.50%, due 1/1/17	16,650,000	7,492,500
		23,603,600

Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.
7.084%, due 4/1/15 (i)	4,095,000	2,907,450
8.25%, due 4/1/15	7,320,000	6,231,150
8.375%, due 4/1/17	12,675,000	10,520,250
		19,658,850

Miscellaneous - Manufacturing 1.4%
Actuant Corp. 6.875%, due 6/15/17	12,540,000	10,282,800
Polypore, Inc. 8.75%, due 5/15/12	7,875,000	5,827,500
RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	27,130,000	23,331,800
Sally Holdings LLC 9.25%, due 11/15/14	7,550,000	6,946,000
		46,388,100

Oil & Gas 6.4%
Chaparral Energy, Inc.
8.50%, due 12/1/15	18,583,000	4,088,260
8.875%, due 2/1/17	20,435,000	4,495,700
Chesapeake Energy Corp.
6.50%, due 8/15/17	31,665,000	25,806,975
6.625%, due 1/15/16	4,920,000	4,157,400
6.875%, due 11/15/20	4,180,000	3,344,000
Forest Oil Corp.
7.25%, due 6/15/19 (a)	3,870,000	3,221,775
7.25%, due 6/15/19	3,000,000	2,497,500
8.00%, due 12/15/11	4,460,000	4,292,750
Frontier Oil Corp. 8.50%, due 9/15/16	8,075,000	7,671,250
Hilcorp Energy I, L.P./Hilcorp Finance Co.
7.75%, due 11/1/15 (a)	11,605,000	9,051,900
9.00%, due 6/1/16 (a)	9,005,000	7,339,075
Linn Energy LLC 9.875%, due 7/1/18 (a)	13,660,000	10,996,300
Mariner Energy, Inc. 7.50%, due 4/15/13	17,985,000	13,488,750
Newfield Exploration Co.
6.625%, due 9/1/14	1,990,000	1,781,050
6.625%, due 4/15/16	9,820,000	8,690,700
7.125%, due 5/15/18	19,975,000	17,627,937
Parker Drilling Co. 9.625%, due 10/1/13	9,710,000	7,185,400
PetroHawk Energy Corp.
7.875%, due 6/1/15 (a)	6,695,000	5,607,063
9.125%, due 7/15/13	1,155,000	1,062,600
10.50%, due 8/1/14 (a)	7,425,000	7,072,312
Petroquest Energy, Inc. 10.375%, due 5/15/12	17,548,000	13,511,960
Plains Exploration & Production Co. 7.00%, due 3/15/17	655,000	547,744
Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	9,194,000	7,125,350
SandRidge Energy, Inc. 8.00%, due 6/1/18 (a)	8,780,000	6,936,200
Stone Energy Corp.
6.75%, due 12/15/14	8,685,000	4,689,900
8.25%, due 12/15/11	8,360,000	6,437,200
United Refining Co. 10.50%, due 8/15/12	7,175,000	4,663,750
Venoco, Inc. 8.75%, due 12/15/11	6,289,000	3,113,055
W&T Offshore, Inc. 8.25%, due 6/15/14 (a)	9,465,000	6,530,850
Whiting Petroleum Corp.
7.00%, due 2/1/14	14,805,000	11,844,000
7.25%, due 5/1/13	5,875,000	4,846,875
		219,725,581

Oil & Gas Services 0.7%
Allis-Chalmers Energy, Inc.
8.50%, due 3/1/17	8,665,000	4,245,850
9.00%, due 1/15/14	14,270,000	7,563,100
Complete Production Services, Inc. 8.00%, due 12/15/16	11,850,000	8,295,000
Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (a)	5,995,000	3,417,150
		23,521,100

Packaging & Containers 0.3%
Owens-Brockway Glass Container, Inc. 6.75%, due 12/1/14	9,310,000	8,751,400

Pharmaceuticals 0.2%
NBTY, Inc. 7.125%, due 10/1/15	2,415,000	1,913,888
Warner Chilcott Corp. 8.75%, due 2/1/15	3,686,000	3,446,410
		5,360,298

Pipelines 3.4%
ANR Pipeline Co.
7.375%, due 2/15/24 11.50%, beginning 11/1/11	2,555,000	2,442,830
9.625%, due 11/1/21	19,281,000	20,658,068
Cedar Brakes II LLC 9.875%, due 9/1/13 (a)	17,857,086	18,481,370
Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18 (a)	21,920,000	16,768,800
El Paso Natural Gas Co.
7.50%, due 11/15/26	6,029,000	5,260,303
7.625%, due 8/1/10	8,175,000	8,072,951
8.375%, due 6/15/32	11,060,000	10,562,300
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
Series B 6.875%, due 11/1/14	5,525,000	4,033,250
8.50%, due 7/15/16	25,155,000	18,426,037
8.75%, due 4/15/18	8,621,000	6,185,568
Southern Natural Gas Co.
7.35%, due 2/15/31	1,895,000	1,615,488
8.00%, due 3/1/32	1,420,000	1,285,100
Tennessee Gas Pipeline Co. 7.625%, due 4/1/37	3,265,000	2,889,035
		116,681,100

	Real Estate Investment Trusts 2.0%
	Host Hotels & Resorts, L.P. 6.875%, due 11/1/14	6,500,000	5,346,250
	Host Marriott, L.P.
	6.375%, due 3/15/15	4,370,000	3,496,000
	Series Q 6.75%, due 6/1/16	23,205,000	18,564,000
	Series M 7.00%, due 8/15/12	3,727,000	3,317,030
	Omega Healthcare Investors, Inc. 7.00%, due 4/1/14	19,305,000	17,760,600
	Trustreet Properties, Inc. 7.50%, due 4/1/15	19,240,000	20,256,988
			68,740,868

	Retail 1.5%
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17	3,070,000	1,412,200
	8.00%, due 3/15/14	10,326,000	4,853,220
	Autonation, Inc. 7.00%, due 4/15/14	3,103,000	2,730,640
	Harry & David Holdings, Inc. 9.00%, due 3/1/13	3,870,000	1,199,700
	Penske Auto Group, Inc. 7.75%, due 12/15/16	1,270,000	609,600
	Rite Aid Corp.
	7.50%, due 3/1/17	11,280,000	6,598,800
	8.625%, due 3/1/15	25,590,000	7,165,200
	9.375%, due 12/15/15	1,160,000	330,600
	9.50%, due 6/15/17	6,455,000	1,839,675
	Sally Holdings LLC/Sally Capital, Inc. 10.50%, due 11/15/16	500,000	412,500
	Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13	23,620,000	17,715,000
	Toys "R" Us, Inc. 7.625%, due 8/1/11	12,190,000	5,074,088
			49,941,223

	Savings & Loans 0.0%‡
	FireKeepers Development Authority 13.875%, due 5/1/15 (a)	1,980,000	1,326,600

	Software 0.4%
	Open Solutions, Inc. 9.75%, due 2/1/15 (a)	9,755,000	1,365,700
	SS&C Technologies, Inc. 11.75%, due 12/1/13	15,440,000	13,587,200
			14,952,900

	Telecommunications 3.9%
	Centennial Cellular Operating Co./Centennial Communications Corp. 10.125%, due 6/15/13	20,977,000	21,658,752
	Centennial Communications Corp./Cellular Operating Co. LLC/Puerto Rico Operations 8.125%, due 2/1/14	2,385,000	2,444,625
	Crown Castle International Corp. 9.00%, due 1/15/15	10,080,000	9,752,400
	GCI, Inc. 7.25%, due 2/15/14	12,360,000	10,784,100
	Intelsat Holdings, Ltd. 8.875%, due 1/15/15 (a)	2,310,000	2,113,650
	iPCS, Inc. 5.318%, due 5/1/13 (i)	2,000,000	1,420,000
	Lucent Technologies, Inc.
	6.45%, due 3/15/29	46,776,000	15,669,960
	6.50%, due 1/15/28	15,100,000	5,058,500
	PAETEC Holding Corp. 9.50%, due 7/15/15	9,815,000	6,379,750
	Qwest Communications International, Inc.
	7.25%, due 2/15/11	9,345,000	8,831,025
	Series B 7.50%, due 2/15/14	16,395,000	14,017,725
¤	Qwest Corp.
	7.20%, due 11/10/26	6,685,000	4,779,775
	7.50%, due 10/1/14	6,400,000	5,824,000
	7.50%, due 6/15/23	335,000	247,900
	8.875%, due 3/15/12	13,755,000	13,686,225
	Sprint Nextel Corp. 6.00%, due 12/1/16	14,189,000	9,506,630
			132,175,017

	Textiles 0.9%
	INVISTA 9.25%, due 5/1/12 (a)	43,530,000	30,906,300

	Transportation 0.4%
	Atlantic Express Transportation Corp. 11.626%, due 4/15/12 (i)		7,340,000	3,670,000
	KAR Holdings, Inc.
	8.75%, due 5/1/14		9,180,000	3,970,350
	10.00%, due 5/1/15		20,200,000	7,272,000
				14,912,350

	Trucking & Leasing 0.2%
	Greenbrier Cos., Inc. 8.375%, due 5/15/15		14,702,000	7,939,080

	Total Corporate Bonds (Cost $3,019,805,326)			2,244,082,686

	Foreign Bond 0.6%
	Media 0.6%
	Shaw Communications, Inc. 7.50%, due 11/20/13	C$	22,825,000	19,310,927

	Total Foreign Bond (Cost $17,922,192)			19,310,927

	Loan Assignments & Participations 11.0% (j)
	Aerospace & Defense 0.2%
	DAE Aviation Holdings, Inc.
	Tranche B1 Term Loan 4.424%, due 7/31/14		$5,911,101	2,600,885
	Tranche B2 Term Loan 4.919%, due 7/31/14		5,827,136	2,563,940
				5,164,825

	Automobile 1.1%
	DaimlerCrysler Financial Services Americas LLC 2nd Lien Term Loan 8.50%, due 8/3/12		31,045,000	9,391,113
	Ford Motor Co. Term Loan (zero coupon), due 12/16/13		24,165,000	8,679,271
	Lear Corp. Term Loan (zero coupon), due 4/25/12		606,636	272,312
	Navistar International Corp.
	Term Loan B 3.659%, due 1/3/12		21,622,333	15,279,789
	Revolver 5.134%, due 1/19/12		7,862,667	5,556,287
				39,178,772

	Beverage, Food & Tobacco 0.2%
	Dean Foods Co. Tranche A Term Loan (zero coupon), due 4/2/12		2,661,371	2,375,274
	Pinnacle Foods Holdings Corp. Tranche B Term Loan (zero coupon), due 4/2/14		6,480,000	5,052,598
				7,427,872

	Broadcasting 1.2%
	Charter Communications Operating LLC Replacement Term Loan (zero coupon), due 3/6/14		17,910,000	13,636,029
	Nielsen Finance LLC Dollar Term Loan 3.884%, due 8/9/13		34,415,054	27,273,931
				40,909,960

	Buildings & Real Estate 0.3%
	LNR Property Corp.
	Initial Tranche B Term Loan 6.69%, due 7/12/11		18,994,800	10,035,580
	Term Loan A1 6.69%, due 7/12/09		2,490,400	1,104,076
				11,139,656

	Cargo Transport 0.1%
	FleetPride Corp. Term Loan 3.959%, due 6/6/13		6,724,375	3,799,272

	Electronics 0.6%
¤	SunGard Data Systems, Inc. Term Loan B 3.707%, due 2/28/14		24,540,033	19,001,004

	Finance 0.7%
	Lender Processing Services, Inc. Term Loan A 2.909%, due 7/2/13		25,776,667	23,585,650

	Healthcare, Education & Childcare 2.7%
	Capella Healthcare, Inc. 1st Lien Term Loan 5.75%, due 3/2/15		7,959,850	6,447,478
¤	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.948%, due 7/25/14		1,949,553	1,648,104
	New Loan Term B 4.445%, due 7/25/14		27,942,317	23,621,736
	Fresenius Medical Care Holdings, Inc. Term Loan 2.85%, due 3/31/13		6,267,775	5,632,041
¤	HCA, Inc.
	Term Loan A 3.459%, due 11/16/12		7,758,302	6,599,406
	Term Loan B 3.709%, due 11/18/13		31,164,000	25,692,599
	Talecris Biotherapeutics, Inc.
	1st Lien Term Loan 5.64%, due 12/6/13		7,350,000	6,569,062
	2nd Lien Term Loan 8.64%, due 12/6/14		14,995,000	12,520,825
	Warner Chilcott Corp.
	Tranche B Term Loan 3.459%, due 1/18/12		3,706,395	3,289,425
	Tranche C Term Loan 3.459%, due 1/18/12		1,347,332	1,195,758
				93,216,434

	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Town Sports International, Inc. Term Loan 2.25%, due 2/27/14	6,739,950	3,235,176

	Machinery 0.2%
	BHM Technologies LLC
	Exit Term Loan B 8.50%, due 11/26/10 (c)(d)	7,910,419	3,994,762
	Exit Term Loan 12.25%, due 11/26/10 (c)(d)	3,320,000	3,220,400
			7,215,162

	Retail Store 0.3%
	Toys 'R' Us (Delaware), Inc. Term Loan 5.961%, due 1/19/13	18,220,000	9,149,045

	Telecommunications 0.5%
¤	Qwest Corp. Term Loan B 6.95%, due 6/30/10	18,000,000	17,392,500

	Utilities 2.8%
¤	Calpine Corp. 1st Priority Term Loan 4.335%, due 3/29/14	61,283,000	46,970,846
¤	TXU Corp.
	Term Loan B3 3.906%, due 10/10/14	39,773,714	27,632,788
	Term Loan B2 4.752%, due 10/10/14	31,659,250	22,019,008
			96,622,642

	Total Loan Assignments & Participations (Cost $498,264,318)		377,037,970

	Yankee Bonds 8.9% (k)
	Advertising 0.2%
	Virgin Media Finance PLC 9.125%, due 8/15/16	8,680,000	7,291,200

	Chemicals 0.1%
	Nova Chemicals Corp.
	5.72%, due 11/15/13 (i)	11,645,000	3,085,925
	6.50%, due 1/15/12	1,965,000	579,675
			3,665,600

	Commercial Services 0.1%
	Quebecor World, Inc.
	8.75%, due 3/15/16 (a)(e)	460,000	29,325
	9.75%, due 1/15/15 (a)(e)	26,020,000	1,658,775
			1,688,100

	Diversified Telecommunication Services 0.3%
	Digicel, Ltd. 9.25%, due 9/1/12 (a)	12,255,000	10,784,400

	Electric 0.8%
	Intergen N.V. 9.00%, due 6/30/17 (a)	29,015,000	26,983,950

	Electronics 0.7%
	NXP B.V./NXP Funding LLC 7.875%, due 10/15/14	84,782,000	23,738,960

	Entertainment 0.3%
	Galaxy Entertainment Finance Co., Ltd. 9.875%, due 12/15/12 (a)	19,395,000	10,085,400

	Forest Products & Paper 0.6%
	Bowater Canada Finance 7.95%, due 11/15/11	1,700,000	314,500
	Catalyst Paper Corp.
	7.375%, due 3/1/14	5,405,000	1,945,800
	Series D 8.625%, due 6/15/11	10,075,000	4,684,875
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	26,050,000	14,848,500
			21,793,675

	Health Care - Products 0.4%
	DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	20,197,000	14,945,780

	Insurance 0.3%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	6,117,000	4,954,770
	7.75%, due 7/15/37	4,810,000	3,379,025
	8.30%, due 4/15/26	2,375,000	1,810,937
			10,144,732

	Media 1.8%
	CanWest MediaWorks, L.P. 9.25%, due 8/1/15 (a)	10,200,000	1,479,000
	Quebecor Media, Inc.
	7.75%, due 3/15/16 (e)	14,495,000	11,378,575
	7.75%, due 3/15/16	22,075,000	17,328,875
	Sun Media Corp. 7.625%, due 2/15/13	40,000	32,400
	Videotron Ltee 6.875%, due 1/15/14	2,851,000	2,708,450
	Videotron, Ltd. 9.125%, due 4/15/18 (a)	29,300,000	29,300,000
			62,227,300

	Pharmaceuticals 0.2%
	Angiotech Pharmaceuticals, Inc. 5.953%, due 12/1/13 (i)	9,770,000	5,129,250

	Telecommunications 2.7%
	Inmarsat Finance PLC (zero coupon), due 11/15/12 10.375%, beginning 11/15/08	22,335,000	22,111,650
	Intelsat Subsidiary Holding Co., Ltd. 8.50%, due 1/15/13 (a)	30,180,000	28,293,750
	Millicom International Cellular S.A. 10.00%, due 12/1/13	25,130,000	23,999,150
	Nortel Networks, Ltd.
	6.875%, due 9/1/23 (e)	3,000,000	255,000
	10.75%, due 7/15/16 (a)(e)	20,124,000	3,270,150
	10.75%, due 7/15/16 (e)	18,145,000	2,948,563
	Rogers Wireless, Inc.
	8.00%, due 12/15/12	1,180,000	1,182,950
	9.625%, due 5/1/11	10,427,000	10,656,769
	Satelites Mexicanos S.A. de C.V. 10.209%, due 11/30/11 (i)	1,926,800	1,194,616
			93,912,598

Transportation 0.4%
CEVA Group PLC 10.00%, due 9/1/14 (a)	10,180,000	7,533,200
Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14	6,619,000	5,692,340
		13,225,540

Total Yankee Bonds (Cost $481,017,181)		305,616,485

Total Long-Term Bonds (Cost $4,040,047,380)		2,961,399,221

	Shares	Value
Common Stocks 0.6%
Advertising 0.0%‡
Vertis Holdings, Inc. (c)(d)(g)	10,371	104

Airlines 0.1%
Delta Air Lines, Inc. (g)	418,771	2,889,520

Commercial Services 0.0%‡
Dinewise, Inc. (c)(d)(g)	8,434,374	84,344

Machinery 0.0%‡
BHM Technologies Holdings, Inc. (c)(d)	537,143	5,371

Machinery - Construction & Mining 0.0%‡
Joy Global, Inc.	18,081	376,627

Media 0.2%
Adelphia (Escrow Shares) (d)	12,365,000	12
Adelphia Contingent Value Vehicle (c)(g)	15,507,390	155,074
AH Belo Corp. Class A	86,040	172,080
Haights Cross Communications, Inc. (c)(d)(f)	1,630,227	5,542,772
Ziff Davis Media, Inc. (Physical Certificates) (c)(d)(g)	24,932	249
		5,870,187

Retail 0.1%
Star Gas Partners, L.P. (g)	2,294,690	5,346,628

Software 0.1%
Quadramed Corp. (d)(g)	326,155	1,947,145

Telecommunications 0.1%
Loral Space & Communications, Ltd. (g)	327,283	4,323,409
Remote Dynamics, Inc. (g)	18	0	(l)
		4,323,409

Total Common Stocks (Cost $87,284,196)		20,843,335

Convertible Preferred Stocks 0.4%
Diversified Financial Services 0.1%
General Motors Acceptance Corp. Preferred Blocker, Inc. 7.00% (a)(d)	8,504	2,122,280

Software 0.3%
QuadraMed Corp. 5.50% (a)(d)(f)	950,000	12,610,300

Total Convertible Preferred Stocks (Cost $25,474,634)		14,732,580

Preferred Stocks 0.6%
Machinery 0.0%‡
BHM Technologies Holdings, Inc. (zero coupon) (c)(d)	6,430	64

Real Estate Investment Trusts 0.6%
Sovereign Real Estate Investment Corp. 12.00% (a)(d)	29,881	20,991,403

Total Preferred Stocks (Cost $26,447,356)		20,991,467

	Number of Warrants	Value
Warrants 0.0%‡
Media 0.0%‡
Haights Cross Communications, Inc. Strike Price $0.01 Expires 12/10/11 (c)(d)(f)(g)	13,754	46,626

Total Warrants (Cost $4,097)		46,626

	Principal Amount	Value
Short-Term Investments 11.5%
Investment Company 0.0%‡
State Street Navigator Securities Lending Prime Portfolio (m)	$860,350	860,350

Total Investment Company (Cost $860,350)		860,350

Repurchase Agreement 11.5%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $396,292,023 (Collateralized by United States Treasury Bill and Cash Management Bill with rate of 0.26% and 0.28% and maturity date of 6/4/09 and 6/24/09, with a Principal Amount of $404,630,000 and a Market Value of $404,218,151)	396,290,372	396,290,372

Total Repurchase Agreement (Cost $396,290,372)		396,290,372

Total Short-Term Investments (Cost $397,150,722)		397,150,722

Total Investments (Cost $4,576,408,385) (n)	99.5%	3,415,163,951
Cash and Other Assets,
Less Liabilities	0.5	17,080,422

Net Assets	100.0%	$3,432,244,373

¤	Among the Fund's 10 largest holdings or issuers, as of January 31, 2009, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $841,282; cash collateral of $860,350 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Fair valued security. The total market value of these securities at January 31, 2009 is $19,369,359, which represents 0.6% of the Fund's net assets.
(d)	Illiquid security. The total market value of these securities at January 31, 2009 is $54,779,697, which represents 1.6% of the Fund's net assets.
(e)	Issue in default.
(f)	Restricted security.
(g)	Non-income producing security.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)	Floating rate. Rate shown is the rate in effect at January 31, 2009.
(j)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2009. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Less than one dollar.
(m)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	At January 31, 2009, cost is $4,584,873,727 for federal income tax purposes and net unrealized depreciation is as follows:

	Gross unrealized appreciation	$23,646,037
	Gross unrealized depreciation	(1,193,355,813)
	Net unrealized depreciation	$(1,169,709,776)

The following abbreviation is used in the above portfolio:
C$	- Canadian Dollar

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$17,177,688
Level 2 - Other Significant Observable Inputs	3,378,616,904
Level 3 - Significant Unobservable Inputs	19,369,359
Total	$3,415,163,951

The Fund did not hold other financial instruments as of January 31, 2009.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 10/31/08	$12,100,513
Accrued discounts/premiums	9,070
Realized gain (loss)	(13,931)
Change in unrealized appreciation/depreciation	(17,507,916)
Net purchases (sales)	24,781,623
Net transfers in and/or out of Level 3	-
Balance as of 1/31/09	$19,369,359

Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	(17,507,916)

As of January 31, 2009, the Fund held the following foreign currency.
		Currency	Cost	Value
Canadian Dollar	CAD	97	$79	$80
			$79	$80

As of January 31, 2009, the Fund held the following restricted securities:

			Principal Amount/
		Date(s) of	Number of Warrants/		1/31/09	Percentage of
	Security	Acquisition	Shares	Cost	Value	Net Assets
	At Home Corp.
	Convertible Bond	7/25/01	$61,533,853	$0	$ 6,153	0.0%	‡
	Haights Cross Communications, Inc.
	Common Stock	8/31/07	1,630,227	18,548,475	5,542,772	0.2
	Warrants Strike Price $0.01 Expires 12/10/11	1/22/04-9/6/07	13,754	4,097	46,626	0.0 ‡
	QuadraMed Corp.
	Convertible Preferred Stock 5.50%	6/16/04	950,000	22,798,000	12,610,300	0.3
				$$41,350,572	$ 18,205,851	0.5%

‡	Less than one-tenth of a percent.

MainStay Institutional Bond Fund

Portfolio of Investments January 31, 2009 unaudited
		Principal Amount	Value
	Long-Term Bonds 98.0%†
	Asset-Backed Security 1.8%
	Credit Cards 1.8%
	Chase Issuance Trust Series 2008-A6, Class A 1.533%, due 5/15/15 (a)	$6,100,000	$5,579,074

	Total Asset-Backed Security (Cost $6,100,000)		5,579,074

	Corporate Bonds 33.5%
	Agriculture 2.4%
	Altria Group, Inc. 9.70%, due 11/10/18	2,400,000	2,626,337
	Cargill, Inc. 6.00%, due 11/27/17 (b)	1,935,000	1,688,852
	Philip Morris International, Inc. 5.65%, due 5/16/18	2,825,000	2,826,749
			7,141,938

	Auto Parts & Equipment 0.5%
	Johnson Controls, Inc. 5.25%, due 1/15/11	1,660,000	1,505,210

	Banks 3.3%
¤	Bank of America Corp.
	3.125%, due 6/15/12 (c)	4,905,000	5,014,014
	5.42%, due 3/15/17	970,000	795,220
	5.75%, due 8/15/16	955,000	812,963
	Bank One Corp. 5.90%, due 11/15/11	1,505,000	1,527,504
	Capital One Financial Corp. 6.15%, due 9/1/16	675,000	483,253
	Wells Fargo Bank N.A. 4.75%, due 2/9/15	1,330,000	1,255,408
			9,888,362

	Beverages 0.2%
	Dr. Pepper Snapple Group, Inc. 6.82%, due 5/1/18	725,000	685,986

	Commercial Services 0.0%‡
	Equifax, Inc. 7.00%, due 7/1/37	5,000	3,349

	Diversified Financial Services 14.7%
	Bear Stearns Cos., Inc. (The)
	5.30%, due 10/30/15	1,500,000	1,428,903
	5.70%, due 11/15/14	1,200,000	1,180,361
	Citigroup, Inc.
	5.00%, due 9/15/14	1,355,000	1,096,130
	5.50%, due 4/11/13	3,585,000	3,279,465
	6.50%, due 8/19/13	870,000	831,293
	FIA Card Services N.A. 7.125%, due 11/15/12 (b)	945,000	950,786
	General Electric Capital Corp.
	3.00%, due 12/9/11 (c)	5,300,000	5,411,358
	4.625%, due 9/15/09	125,000	125,854
	Goldman Sachs Group, Inc. (The)
	1.625%, due 7/15/11 (c)	1,195,000	1,185,779
	3.25%, due 6/15/12 (c)	3,350,000	3,437,887
	6.15%, due 4/1/18	805,000	735,075
	HSBC Finance Corp.
	4.75%, due 5/15/09	115,000	115,333
	6.375%, due 10/15/11	1,505,000	1,548,636
	6.75%, due 5/15/11	535,000	545,371
	International Lease Finance Corp.
	5.625%, due 9/20/13	2,860,000	2,056,420
	5.75%, due 6/15/11	1,480,000	1,149,042
	5.875%, due 5/1/13	320,000	231,494
	6.375%, due 3/25/13	1,380,000	1,012,411
	Jefferies Group, Inc.
	5.50%, due 3/15/16	800,000	594,698
	7.75%, due 3/15/12	840,000	788,751
	John Deere Capital Corp.
	4.90%, due 9/9/13	1,030,000	1,034,307
	5.65%, due 7/25/11	1,135,000	1,178,162
¤	JPMorgan Chase & Co.
	2.625%, due 12/1/10 (c)	4,845,000	4,940,325
	5.125%, due 9/15/14	2,140,000	2,061,828
	MBNA Corp. 7.50%, due 3/15/12	240,000	244,658
	Morgan Stanley
	2.00%, due 9/22/11 (c)	2,600,000	2,593,029
	4.75%, due 4/1/14	1,495,000	1,245,145
	Textron Financial Corp. 5.40%, due 4/28/13	4,180,000	3,117,862
			44,120,363

	Electric 1.8%
	FirstEnergy Corp. Series B 6.45%, due 11/15/11	1,680,000	1,675,408
	MidAmerican Energy Holdings Co.
	5.875%, due 10/1/12	2,590,000	2,672,396
	6.125%, due 4/1/36	2,000	1,874
	Virginia Electric and Power Co. 5.10%, due 11/30/12	1,160,000	1,175,498
			5,525,176

	Insurance 2.1%
	Assurant, Inc. 5.625%, due 2/15/14	615,000	515,430
	MetLife, Inc.
	5.50%, due 6/15/14	1,260,000	1,230,027
	6.125%, due 12/1/11	1,520,000	1,527,589
	Prudential Financial, Inc. 4.50%, due 7/15/13	1,185,000	1,058,486
	St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16	1,830,000	1,853,011
			6,184,543

	Media 2.1%
	Comcast Cable Holdings LLC 9.80%, due 2/1/12	1,905,000	2,049,801
	Cox Communications, Inc.
	6.75%, due 3/15/11	864,000	859,695
	7.125%, due 10/1/12	975,000	961,276
	Time Warner Cable, Inc. 8.25%, due 2/14/14	2,230,000	2,369,381
			6,240,153

	Oil & Gas 2.0%
	Devon Financing Corp. LLC 6.875%, due 9/30/11	1,334,000	1,416,517
	Devon OEI Operating, Inc. 7.25%, due 10/1/11	645,000	662,399
	Enterprise Products Operating, L.P. 6.30%, due 9/15/17	1,660,000	1,531,136
	Valero Energy Corp. 6.125%, due 6/15/17	800,000	703,814
	XTO Energy, Inc.
	4.90%, due 2/1/14	1,050,000	968,385
	6.25%, due 8/1/17	898,000	859,840
			6,142,091

	Pipelines 0.3%
	Kinder Morgan Energy Partners, L.P. 6.00%, due 2/1/17	875,000	821,614

	Real Estate Investment Trusts 1.1%
	ERP Operating, L.P. 5.75%, due 6/15/17	875,000	709,498
	ProLogis 5.50%, due 4/1/12	2,300,000	1,439,207
	Realty Income Corp. 5.95%, due 9/15/16	1,825,000	1,268,826
			3,417,531

	Retail 1.3%
	Best Buy Co., Inc. 6.75%, due 7/15/13	1,620,000	1,471,629
	CVS Caremark Corp. 5.75%, due 6/1/17	2,275,000	2,276,279
			3,747,908

	Telecommunications 1.3%
	AT&T, Inc. 6.70%, due 11/15/13	3,580,000	3,865,254

	Transportation 0.4%
	Burlington Northern Santa Fe 5.65%, due 5/1/17	1,155,000	1,122,326

	Total Corporate Bonds (Cost $106,594,122)		100,411,804

	Mortgage-Backed Securities 8.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.1%
	Bear Stearns Commercial Mortgage Securities Series 2006-722, Class A4 5.464%, due 4/12/38	2,075,000	1,722,415
	Commercial Mortgage Pass-Through Certificate Series 2006-C8, Class A2B 5.248%, due 12/10/46	4,775,000	3,980,055
	Countrywide Alternative Loan Trust Series 2005-76, Class 2A1 3.053%, due 2/25/36 (a)	3,380,709	1,521,055
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5 5.224%, due 4/10/37	2,960,000	2,499,690
	Series 2004-GG1, Class A7 5.317%, due 6/10/36	3,275,000	2,972,442
	GS Mortgage Securities Corp.
	Series 2005-GG4, Class A4 4.761%, due 7/10/39	2,628,125	2,157,397
	Series 2004-GG2, Class A6 5.396%, due 8/10/38	2,400,000	2,163,029
	GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.799%, due 8/10/45	1,455,000	869,023
	Harborview Mortgage Loan Trust Series 2005-11, Class 2A1A 0.644%, due 8/19/45 (a)	90,742	42,221
	JP Morgan Mortgage Trust
	Series 2007-S3, Class 1A96 6.00%, due 7/25/37	1,030,019	546,554
	Series 2007-S3, Class 1A97 6.00%, due 7/25/37	2,266,042	1,429,023
	LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3 5.43%, due 2/15/40	4,305,000	2,645,512
	WaMu Mortgage Pass-Through Certificate Series 2006-AR7, Class 2A 3.033%, due 7/25/46 (a)(d)	4,786,825	1,675,388

	Total Mortgage-Backed Securities (Cost $35,429,800)		24,223,804

	U.S. Government & Federal Agencies 52.7%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0%‡
	Series 1991-66, Class J 8.125%, due 6/25/21	1,309	1,445

¤	Federal Farm Credit Bank 3.5%
	3.875%, due 10/7/13	9,800,000	10,345,105

¤	Federal Home Loan Bank 13.2%
	3.375%, due 10/20/10	16,530,000	17,061,869
	3.625%, due 10/18/13	21,700,000	22,609,556
			39,671,425

¤	Federal Home Loan Mortgage Corporation 3.3%
	4.125%, due 9/27/13	5,220,000	5,594,593
	4.75%, due 1/19/16	3,915,000	4,308,794
			9,903,387

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.6%
	5.50%, due 4/1/37	181,786	186,164
	5.50%, due 5/1/37	148,654	152,234
	5.50%, due 7/1/37	701,043	717,887
	5.50%, due 1/1/38	646,122	661,647
	6.00%, due 2/1/11	3,855	3,983
			1,721,915

¤	Federal National Mortgage Association 7.8%
	2.875%, due 10/12/10	8,060,000	8,260,662
	3.00%, due 7/12/10	3,645,000	3,735,921
	4.75%, due 12/15/10	135,000	143,123
	5.375%, due 6/12/17	10,225,000	11,358,278
			23,497,984

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 7.4%
	5.50%, due 4/1/34	182,299	187,081
	5.50%, due 12/1/36	1,952,564	2,000,422
	5.50%, due 4/1/37	7,913,552	8,107,072
	5.50%, due 9/1/37	55,630	56,991
	6.00%, due 8/1/34	22,663	23,434
	6.00%, due 12/1/36	61,145	63,092
	6.00%, due 9/1/37	424,300	437,749
	6.00%, due 10/1/37	4,469,922	4,589,212
	6.00%, due 11/1/37	242,150	249,826
	6.00%, due 1/1/38	37,789	38,985
	6.00%, due 11/1/38	1,994,185	2,057,284
	6.50%, due 6/1/36	62,747	65,453
	6.50%, due 7/1/36	227,248	237,050
	6.50%, due 8/1/36	67,020	69,911
	6.50%, due 11/1/36	1,081,524	1,128,176
	6.50%, due 7/1/37	116,269	121,266
	6.50%, due 8/1/37	356,669	371,998
	6.50%, due 9/1/37	1,512,181	1,577,173
	6.50%, due 3/1/38	773,676	806,928
			22,189,103

	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) 0.0%‡
	Series 2113, Class QE 6.00%, due 11/15/27	1,258	1,257

¤	Freddie Mac (Collateralized Mortgage Obligations) 2.4%
	5.00%, due 9/15/31	2,400,000	2,468,482
	5.00%, due 4/15/32	1,250,000	1,285,783
	5.00%, due 7/15/32	1,804,000	1,854,318
	5.00%, due 6/15/34	1,425,000	1,448,482
			7,057,065

	Government National Mortgage Association (Mortgage Pass-Through Security) 0.0%‡
	12.50%, due 1/15/14	1,337	1,573

¤	United States Treasury Inflation Indexed Bond 2.3%
	1.375%, due 7/15/18	7,129,563	6,862,204

¤	United States Treasury Notes 12.2%
	1.125%, due 1/15/12	14,915,000	14,820,618
	1.50%, due 10/31/10	1,340,000	1,355,704
	2.125%, due 1/31/10	5,000,000	5,076,170
	3.625%, due 5/15/13	2,000,000	2,168,906
	3.75%, due 11/15/18	12,315,000	13,261,777
			36,683,175

	Total U.S. Government & Federal Agencies (Cost $155,195,126)		157,935,638

	Yankee Bonds 1.9% (e)
	Beverages 0.4%
	Diageo Capital PLC 5.75%, due 10/23/17	865,000	862,036
	Diageo Finance B.V. 5.30%, due 10/28/15	385,000	373,071
			1,235,107

	Health Care - Products 0.3%
	Covidien International Finance S.A. 6.00%, due 10/15/17	940,000	956,198

	Holding Company - Diversified 0.3%
	EnCana Holdings Finance Corp. 5.80%, due 5/1/14	860,000	809,799

	Mining 0.5%
	Rio Tinto Finance USA, Ltd. 6.50%, due 7/15/18	1,720,000	1,443,923

	Telecommunications 0.4%
	Telecom Italia Capital S.A. 6.999%, due 6/4/18	1,225,000	1,134,338

	Total Yankee Bonds (Cost $6,001,103)		5,579,365

	Total Long-Term Bonds (Cost $309,320,151)		293,729,685

	Short-Term Investment 1.2%
	Repurchase Agreement 1.2%
	State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $3,514,921 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $3,590,000 and a Market Value of $3,587,128)	3,514,906	3,514,906

	Total Short-Term Investment (Cost $3,514,906)		3,514,906

	Total Investments (Cost $312,835,057) (f)	99.2%	297,244,591
	Cash and Other Assets,
	Less Liabilities	0.8	2,511,121

	Net Assets	100.0%	$299,755,712

¤	Among the Fund's 10 largest issuers, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate. Rate shown is the rate in effect at January 31, 2009.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	Fair valued security. The total market value of these securities at January 31, 2009 is $1,675,388, which represents 0.6% of the Fund's net assets.
(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	At January 31, 2009, cost is $313,078,974 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$5,232,336
Gross unrealized depreciation	(21,066,719)
Net unrealized depreciation	$(15,834,383)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$83,417,901
Level 2 - Other Significant Observable Inputs	212,151,302
Level 3 - Significant Unobservable Inputs	1,675,388
Total	$297,244,591

The Fund did not hold other financial instruments as of January 31, 2009.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 10/31/08	$2,521,503
Accrued discounts/premiums	(15)
Realized gain (loss)	409
Change in unrealized appreciation/depreciation	(689,210)
Net purchases (sales)	(157,299)
Net transfers in and/or out of Level 3	-
Balance as of 1/31/09	$1,675,388
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	(689,210)

MainStay International Equity Fund

Portfolio of Investments ††† January 31, 2009 unaudited
		Shares	Value
	Common Stocks 87.1%†
	Belgium 2.1%
	Belgacom S.A. (Diversified Telecommunication Services)	90,700	$3,176,218
	Mobistar S.A. (Wireless Telecommunication Services)	90,063	6,626,095
			9,802,313

	Canada 1.1%
	Research In Motion, Ltd. (Communications Equipment) (a)	88,900	4,925,060

	Finland 0.1%
	Sampo OYJ (Insurance)	28,300	455,478

	France 4.2%
	Neopost S.A. (Office Electronics)	64,820	5,234,113
	Societe Television Francaise 1 (Media)	591,784	6,395,158
	Total S.A. (Oil, Gas & Consumable Fuels)	154,100	7,729,604
			19,358,875

	Germany 2.8%
	Beiersdorf A.G. (Personal Products)	69,600	3,422,048
	Hannover Rueckversicherung A.G. (Insurance)	169,386	5,209,501
	Siemens A.G. (Industrial Conglomerates)	77,500	4,364,179
			12,995,728

	Greece 2.2%
	OPAP S.A. (Hotels, Restaurants & Leisure)	355,148	10,367,877

	Hong Kong 0.5%
	Esprit Holdings, Ltd. (Specialty Retail)	404,200	2,178,877

	Israel 0.2%
	Partner Communications, ADR (Wireless Telecommunication Services) (b)	60,500	934,725

	Italy 12.7%
	Alleanza Assicurazioni S.p.A (Insurance)	345,300	2,349,879
	Assicurazioni Generali S.p.A. (Insurance)	105,400	2,199,753
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	304,700	6,491,894
	ENI S.p.A., Sponsored ADR (Oil & Gas) (b)	5,000	211,950
	MediaSet S.p.A. (Media)	1,778,710	8,688,510
¤	Snam Rete Gas S.p.A. (Gas Utilities)	4,745,286	24,774,334
¤	Terna S.p.A. (Electric Utilities)	4,725,600	14,385,439
			59,101,759

	Japan 18.3%
	Astellas Pharma, Inc. (Pharmaceuticals)	224,800	8,608,137
	Canon, Inc. (Office Electronics)	116,800	3,217,899
	FamilyMart Co, Ltd. (Food & Staples Retailing)	18,500	679,579
	HOYA Pentax HD Corp. (Electronic Equipment & Instruments)	452,600	8,212,145
	Keyence Corp. (Electronic Equipment & Instruments)	40,600	7,506,718
	MISUMI Group, Inc. (Trading Companies & Distributors)	81,200	933,707
	Murata Manufacturing Co., Ltd. (Electronic Equipment & Instruments)	37,900	1,447,064
	Nintendo Co., Ltd. (Software)	18,310	5,768,053
	Nintendo Co., Ltd., ADR (Software) (b)	10,300	374,920
	Nippon Television Network Corp. (Media)	7,400	766,895
	Nissin Foods Holdings Co., Ltd. (Food Products)	250,100	8,630,378
¤	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	11,504	20,284,228
	OBIC Co., Ltd. (IT Services)	28,060	4,435,376
	Ryohin Keikaku Co., Ltd. (Multiline Retail)	37,200	1,552,847
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	94,800	3,055,001
	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	111,200	5,260,756
	Terumo Corp. (Health Care Equipment & Supplies)	21,000	748,038
	Tokyo Gas Co., Ltd. (Gas Utilities)	360,400	1,713,038
	Trend Micro, Inc. (Software)	62,500	1,742,778
			84,937,557

	Netherlands 4.4%
	Reed Elsevier N.V. (Media)	701,746	7,799,114
	TNT N.V. (Air Freight & Logistics)	341,546	5,971,543
	Unilever N.V., C.V.A (Food Products) (c)	293,600	6,492,232
			20,262,889

	Singapore 1.7%
	DBS Group Holdings, Ltd. (Commercial Banks)	875,100	5,112,866
	Singapore Post, Ltd. (Air Freight & Logistics)	985,800	502,826
	Singapore Press Holdings, Ltd. (Media)	495,600	922,520
	SMRT Corp., Ltd. (Road & Rail)	722,700	761,190
	Venture Corp., Ltd. (Electronic Equipment & Instruments)	313,600	849,645
			8,149,047

	Spain 3.3%
¤	Enagas (Gas Utilities)	837,700	14,587,238
	Indra Sistemas S.A. (IT Services)	49,700	1,002,265
			15,589,503

	Sweden 0.6%
	Svenska Handelsbanken Class A (Commercial Banks)	84,400	923,121
	Telefonaktiebolaget LM Ericsson, Sponsored ADR (Communications Equipment) (b)	119,400	954,006
	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	96,800	772,942
			2,650,069

	Switzerland 15.7%
	ABB, Ltd. (Electrical Equipment) (a)	168,800	2,203,321
	Actelion, Ltd. Registered (Biotechnology) (a)	1,715	93,446
	Alcon, Inc. (Health Care Equipment & Supplies)	122,400	10,482,336
	Geberit A.G. (Building Products)	24,732	2,400,917
	Kuehne & Nagel International A.G. (Marine)	16,300	899,388
¤	Nestle S.A. Registered (Food Products)	496,500	17,199,215
¤	Novartis A.G., ADR (Pharmaceuticals) (b)	171,200	7,063,712
¤	Novartis A.G. Registered (Pharmaceuticals)	242,448	10,049,918
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals)	161,825	22,796,969
			73,189,222

	Taiwan 0.5%
	Chunghwa Telecom Co, Ltd., ADR (Diversified Telecommunication Services) (b)	147,300	2,215,392

	United Kingdom 16.3%
¤	BP PLC, Sponsored ADR (Oil & Gas) (b)	367,433	15,604,880
	Cobham PLC (Aerospace & Defense)	1,973,762	6,121,203
	Diageo PLC (Beverages)	181,761	2,486,572
	ICAP PLC (Capital Markets)	333,400	1,140,265
	Rolls-Royce Group PLC (Aerospace & Defense) (a)	774,199	3,724,937
	Royal Dutch Shell PLC Class A, ADR (Oil & Gas) (b)	186,200	9,166,626
	Scottish & Southern Energy PLC (Electric Utilities)	489,800	8,482,326
	Shire PLC (Pharmaceuticals)	106,600	1,561,840
	St James's Place PLC (Insurance)	3,200	8,811
¤	Tesco PLC (Food & Staples Retailing)	3,603,535	18,706,071
	Vodafone Group PLC, ADR (Wireless Telecommunication Services) (b)	468,124	8,702,425
			75,705,956

	United States 0.4%
	Aflac, Inc. (Insurance)	19,088	443,033
	Synthes, Inc. (Health Care Equipment & Supplies)	13,800	1,669,230
			2,112,263

	Total Common Stocks (Cost $488,839,547)		404,932,590

	Exchange Traded Funds 4.6% (d)
	United States 4.6%
	iShares MSCI EAFE Index Fund (Capital Markets) (e)	124,600	4,822,020
¤	iShares S&P Europe 350 Index Fund (Capital Markets)	454,700	12,076,832
	Vanguard Europe Pacific Fund (Capital Markets)	196,000	4,629,520

	Total Exchange Traded Funds (Cost $34,883,730)		21,528,372

	Number of Warrants	Value
Warrants 0.5%
Ireland 0.5%
Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (Airlines) (a)(f)	596,497	2,191,212

Total Warrants (Cost $2,428,630)		2,191,212

	Principal Amount	Value
Short-Term Investment 1.6%
Repurchase Agreement 1.6%
United States 1.6%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $7,695,235 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $7,860,000 and a Market Value of $7,853,712) (Capital Markets)	$7,695,203	7,695,203

Total Short-Term Investment (Cost $7,695,203)		7,695,203

Total Investments, Before Written Options (Cost $533,847,110) (g)	93.8%	436,347,377

	Number of Contracts	Value
Written Options (0.0%)‡
Written Put Options (0.0%)‡
Canada (0.0%)‡
Research In Motion, Ltd. (Communications Equipment) Strike Price $60.00 Expires 2/21/09 (a)	(21,600)	(27,648)

Total Written Options (Proceeds $28,512)	(0.00%)‡	(27,648)

Total Investments, Net of Written Options (Cost $533,818,598)	93.8%	436,319,729
Cash and Other Assets,
Less Liabilities	6.2	28,741,099

Net Assets	100.0%	$465,060,828

¤
Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment.  One of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	CVA - Certificaten Van Aandelen.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)
Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of January 31, 2009, the MSCI EAFE Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g)	At January 31, 2009, cost is $537,665,299 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$10,365,487
Gross unrealized depreciation	(111,711,057)
Net unrealized depreciation	$(101,345,570)

The following abbreviation is used in the above portfolio:
€ - Euro

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$425,712,924	$4,833,408
Level 2 - Other Significant Observable Inputs	10,634,453	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$436,347,377	$4,833,408

(a) Other financial instruments foreign forward currency contracts.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's liabilities carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (b)
Level 1 - Quoted Prices	$-	$(27,648)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$-	$(27,648)

(b) Other financial instruments include written options.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
	Investments in Securities
Balance as of 10/31/08	$126,548
Accrued discounts/premiums	-
Realized gain (loss)	(11,343)
Change in unrealized appreciation/depreciation	1,667
Net purchases (sales)	(116,872)
Net transfers in and/or out of Level 3	-
Balance as of 1/31/09	$-

Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	-

Foreign Currency Forward Contracts open at January 31, 2009:
		Contract		Contract	Unrealized
		Amount		Amount	Appreciation/
Foreign Currency Buy Contracts:		Purchased		Sold	(Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 4/16/09	AUD	24,310,000		$16,245,522	$(871,529
Pound Sterling vs. U.S. Dollar, expiring 05/12/09	GBP	974,742		1,491,000	(79,475)

		Contract		Contract
		Amount		Amount
Foreign Currency Sale Contracts:		Sold		Purchased
Australian Dollar vs. Japanese Yen expiring 3/5/09	AUD	7,900,000	JPY	441,452,000	91,441
Japanese Yen vs. Swiss Franc, expiring 3/13/09	JPY	2,504,979,750	CHF	32,385,000	(31,272)
Euro vs. Japanese Yen, expiring 2/18/09	EUR	13,400,000	JPY	1,573,294,000	(364,433)
Japanese Yen vs. Euro, expiring 2/18/08	JPY	2,602,744,440	EUR	19,524,000	3,987,484
Japanese Yen vs. Euro, expiring 3/27/09	JPY	1,356,295,573	EUR	11,077,000	940,688
Japanese Yen vs. Swedish Krona, expiring 2/4/09	JPY	642,213,015	SEK	43,700,000	1,925,362
Swedish Krona vs. Japanese Yen, expiring 2/4/09	SEK	43,700,000	JPY	526,182,165	(633,740)
Norwegian Krone vs. Japanese Yen, expiring 2/26/09	NOK	28,200,000	JPY	376,963,500	(131,118)
Net unrealized appreciation on foreign currency forward contracts					$4,833,408

Foreign Currency held at January 31, 2009:
		Currency		Cost	Value
Australian Dollar	AUD	3,163,079		$2,827,792	$2,009,820
Danish Krone	DKK	1,914,613		329,631	328,864
Euro	EUR	7,117,677		9,437,040	9,113,473
Hong Kong Dollar	HKD	7,371,369		950,486	950,623
Japanese Yen	JPY	26,487,388		294,583	294,845
Norwegian Krone	NOK	1,031,046		202,387	148,879
Pound Sterling	GBP	1,767,359		2,440,215	2,561,257
Singapore Dollar	SGD	1,977,354		1,311,321	1,309,853
Swedish Krona	SEK	67,010		8,072	8,010
Swiss Franc	CHF	6,181,013		5,587,348	5,328,919
				$23,388,875	$22,054,543

MainStay Large Cap Growth Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 96.3%†
	Aerospace & Defense 4.8%
	Lockheed Martin Corp.	216,000	$17,720,640
	Precision Castparts Corp.	382,000	24,810,900
	United Technologies Corp.	821,800	39,438,182
			81,969,722

	Air Freight & Logistics 0.9%
	C.H. Robinson Worldwide, Inc.	345,400	15,881,492

	Biotechnology 8.0%
	Cephalon, Inc. (a)	244,700	18,885,946
¤	Genzyme Corp. (a)	675,000	46,521,000
¤	Gilead Sciences, Inc. (a)	1,372,900	69,702,133
			135,109,079

	Capital Markets 3.5%
	BlackRock, Inc.	264,800	28,810,240
	Charles Schwab Corp. (The)	2,259,900	30,712,041
			59,522,281

	Chemicals 3.7%
	Ecolab, Inc.	345,700	11,739,972
¤	Monsanto Co.	660,400	50,230,024
			61,969,996

	Communications Equipment 7.7%
	Cisco Systems, Inc. (a)	2,480,000	37,125,600
	Juniper Networks, Inc. (a)	777,800	11,013,648
¤	QUALCOMM, Inc.	1,742,100	60,189,555
	Research In Motion, Ltd. (a)	386,900	21,434,260
			129,763,063

	Computers & Peripherals 4.8%
	Apple, Inc. (a)	388,300	34,997,479
¤	Hewlett-Packard Co.	1,350,100	46,915,975
			81,913,454

	Construction & Engineering 1.4%
	Fluor Corp.	359,800	13,996,220
	Quanta Services, Inc. (a)	423,500	9,054,430
			23,050,650

	Diversified Consumer Services 1.4%
	Apollo Group, Inc. Class A (a)	143,900	11,722,094
	ITT Educational Services, Inc. (a)	93,800	11,491,438
			23,213,532

	Diversified Financial Services 2.0%
	IntercontinentalExchange, Inc. (a)	306,740	17,462,708
	JPMorgan Chase & Co.	659,700	16,828,947
			34,291,655

	Electronic Equipment & Instruments 0.9%
	Dolby Laboratories, Inc. Class A (a)	572,300	14,627,988

	Energy Equipment & Services 1.3%
	FMC Technologies, Inc. (a)	733,700	21,710,183

	Food & Staples Retailing 4.9%
	CVS Caremark Corp.	1,438,100	38,656,128
	Wal-Mart Stores, Inc.	924,500	43,562,440
			82,218,568

	Food Products 1.8%
	General Mills, Inc.	503,700	29,793,855

	Health Care Equipment & Supplies 6.4%
	Alcon, Inc.	187,100	16,023,244
	Baxter International, Inc.	733,700	43,031,505
	Mindray Medical International, Ltd., ADR (b)	645,690	13,339,956
	St. Jude Medical, Inc. (a)	983,200	35,758,984
			108,153,689

	Health Care Providers & Services 5.0%
¤	Medco Health Solutions, Inc. (a)	1,888,800	84,863,784

	Hotels, Restaurants & Leisure 1.1%
	Carnival Corp.	1,035,100	18,828,469

	Household Products 1.0%
	Procter & Gamble Co. (The)	322,600	17,581,700

	Internet & Catalog Retail 1.9%
	Priceline.com, Inc. (a)	483,300	32,424,597

	Internet Software & Services 3.6%
	Equinix, Inc. (a)	294,400	15,706,240
¤	Google, Inc. Class A (a)	133,880	45,322,396
			61,028,636

	IT Services 6.7%
	Cognizant Technology Solutions Corp. Class A (a)	1,834,300	34,356,439
	Mastercard, Inc. Class A	215,900	29,314,902
¤	Visa, Inc. Class A	997,900	49,246,365
			112,917,706

	Life Sciences Tools & Services 2.7%
	Illumina, Inc. (a)	475,000	12,996,000
	Thermo Fisher Scientific, Inc. (a)	923,500	33,181,355
			46,177,355

	Machinery 3.1%
¤	Danaher Corp.	953,900	53,351,627

	Multiline Retail 2.1%
	Kohl's Corp. (a)	557,600	20,469,496
	Target Corp.	489,300	15,266,160
			35,735,656

	Oil, Gas & Consumable Fuels 0.6%
	Southwestern Energy Co. (a)	348,500	11,030,025

	Pharmaceuticals 2.3%
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	939,200	38,929,840

	Road & Rail 3.0%
¤	Union Pacific Corp.	1,142,400	50,025,696

	Software 4.3%
	Microsoft Corp.	2,333,300	39,899,430
	Oracle Corp. (a)	1,922,400	32,353,992
			72,253,422

	Specialty Retail 0.9%
	Lowe's Cos., Inc.	865,800	15,818,166

	Trading Companies & Distributors 1.7%
	Fastenal Co.	851,100	29,090,598

Wireless Telecommunication Services 2.8%
American Tower Corp. Class A (a)	616,300	18,698,542
MetroPCS Communications, Inc. (a)	1,061,800	14,429,862
NII Holdings, Inc. (a)	733,700	14,233,780
		47,362,184

Total Common Stocks (Cost $1,984,667,960)		1,630,608,668

	Principal Amount	Value
Short-Term Investment 4.5%
Repurchase Agreement 4.5%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $76,058,283 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $77,645,000 and a Market Value of $77,582,884)	$76,057,966	76,057,966

Total Short-Term Investment (Cost $76,057,966)		76,057,966

Total Investments (Cost $2,060,725,926) (c)	100.8%	1,706,666,634
Liabilities in Excess of
Cash and Other Assets	(0.8)	(14,035,022)

Net Assets	100.0%	$1,692,631,612

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2009, cost is $2,083,401,057 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$20,253,774
Gross unrealized depreciation	(396,988,197)
Net unrealized depreciation	$(376,734,423)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,630,608,668
Level 2 - Other Significant Observable Inputs	76,057,966
Level 3 - Significant Unobservable Inputs	-
Total	$1,706,666,634

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 96.8%†
	Aerospace & Defense 4.1%
	BAE Systems PLC	573,500	$3,343,164
	Boeing Co. (The)	191,400	8,098,134
	GenCorp, Inc. (a)	142,100	412,090
	Hexcel Corp. (a)	67,300	557,917
	Honeywell International, Inc.	380,950	12,498,970
	Lockheed Martin Corp.	21,700	1,780,268
	Northrop Grumman Corp.	169,728	8,167,311
	Orbital Sciences Corp. (a)	137,500	2,305,875
	Raytheon Co.	68,400	3,462,408
			40,626,137

	Air Freight & Logistics 0.3%
	TNT N.V.	149,000	2,605,095

	Airlines 0.6%
	Singapore Airlines, Ltd.	511,500	3,774,583
	Southwest Airlines Co.	349,100	2,454,173
			6,228,756

	Auto Components 0.1%
	Goodyear Tire & Rubber Co. (The) (a)	95,650	590,160

	Automobiles 0.8%
	Daimler A.G.	81,050	2,283,081
	Toyota Motor Corp., Sponsored ADR (b)	89,400	5,677,794
			7,960,875

	Beverages 4.8%
¤	Coca-Cola Co. (The)	543,250	23,207,640
¤	PepsiCo, Inc.	455,041	22,856,709
	SABMiller PLC	112,500	1,845,556
			47,909,905

	Biotechnology 2.1%
	Alkermes, Inc. (a)	94,080	1,079,098
	Amgen, Inc. (a)	25,653	1,407,067
	Celgene Corp. (a)	105,692	5,596,392
	Genentech, Inc. (a)	67,630	5,494,261
	Genzyme Corp. (a)	81,221	5,597,751
	Gilead Sciences, Inc. (a)	40,600	2,061,262
			21,235,831

	Building Products 0.1%
	Masco Corp.	90,800	710,056

	Capital Markets 1.8%
	Ameriprise Financial, Inc.	129,860	2,616,679
	Bank of New York Mellon Corp. (The)	27,575	709,780
	Credit Suisse Group A.G., Sponsored ADR (b)	175,100	4,463,299
	Goldman Sachs Group, Inc. (The)	44,199	3,568,185
	Jefferies Group, Inc.	207,838	2,398,451
	Legg Mason, Inc.	22,210	356,693
	State Street Corp.	137,998	3,211,213
	U.S. Global Investors, Inc. Class A	4,070	20,309
	Virtus Investment Partners, Inc. (a)	2,295	13,908
	Waddell & Reed Financial, Inc. Class A	51,300	724,356
			18,082,873

	Chemicals 3.6%
	Akzo Nobel N.V.	165,600	5,945,439
	C.F. Industries Holdings, Inc.	15,400	723,800
	Chemtura Corp.	85,300	63,975
¤	E.I. du Pont de Nemours & Co.	929,100	21,332,136
	Monsanto Co.	86,114	6,549,831
	Mosaic Co. (The)	22,840	814,703
			35,429,884

	Commercial Banks 2.4%
	Banco Santander S.A.	508,225	4,112,621
	Popular, Inc.	421,671	1,155,379
	U.S. Bancorp	211,400	3,137,176
	Wells Fargo & Co.	812,174	15,350,089
			23,755,265

	Commercial Services & Supplies 0.6%
	Covanta Holding Corp. (a)	256,173	4,429,231
	Waste Management, Inc.	48,600	1,515,834
			5,945,065

	Communications Equipment 3.5%
¤	Cisco Systems, Inc. (a)	1,138,950	17,050,081
	Corning, Inc.	113,600	1,148,496
	Finisar Corp. (a)	343,489	175,179
	Harris Stratex Networks, Inc. Class A (a)	6,102	42,104
	LiveWire Mobile, Inc. (a)	157,228	22,012
	Motorola, Inc.	10,100	44,743
	Nokia OYJ, Sponsored ADR (b)	318,400	3,906,768
	QUALCOMM, Inc.	351,350	12,139,143
			34,528,526

	Computers & Peripherals 3.4%
	Apple, Inc. (a)	142,625	12,854,791
	Dell, Inc. (a)	249,500	2,370,250
¤	Hewlett-Packard Co.	460,900	16,016,275
	SanDisk Corp. (a)	200,442	2,291,052
	Sun Microsystems, Inc. (a)	123,749	514,796
			34,047,164

	Construction & Engineering 0.5%
	Chicago Bridge & Iron Co. N.V.	42,000	472,920
	China Communications Construction Co., Ltd. Class H	829,400	825,737
	Jacobs Engineering Group, Inc. (a)	83,550	3,230,878
			4,529,535

	Consumer Finance 1.4%
	American Express Co.	441,700	7,389,641
	Capital One Financial Corp.	247,100	3,914,064
	Discover Financial Services	352,230	2,518,445
	Rewards Network, Inc. (a)	10,186	26,891
			13,849,041

	Diversified Consumer Services 0.3%
	Coinstar, Inc. (a)	111,220	2,555,836

	Diversified Financial Services 2.1%
	Bank of America Corp.	85,264	561,037
	Citigroup, Inc.	237,200	842,060
	CME Group, Inc.	16,600	2,886,906
	JPMorgan Chase & Co.	575,350	14,677,179
	Leucadia National Corp.	118,200	1,881,744
			20,848,926

	Diversified Telecommunication Services 1.3%
	AT&T, Inc.	312,800	7,701,136
	BCE, Inc.	222,900	4,560,534
	Cincinnati Bell, Inc. (a)	178,750	248,463
	Global Crossing, Ltd. (a)	24,823	152,413
	Verizon Communications, Inc.	22,700	678,049
			13,340,595

	Electric Utilities 2.6%
	American Electric Power Co., Inc.	46,365	1,453,543
	Duke Energy Corp.	1,005,200	15,228,780
	Energias de Portugal S.A.	2,051,200	7,296,017
	Westar Energy, Inc.	73,500	1,475,880
			25,454,220

	Electrical Equipment 0.2%
	Rockwell Automation, Inc.	71,100	1,851,444

	Electronic Equipment & Instruments 0.3%
	Anixter International, Inc. (a)	12,300	331,854
	Sanmina-SCI Corp. (a)	384,039	126,733
	Tyco Electronics, Ltd.	193,689	2,742,636
			3,201,223

	Energy Equipment & Services 2.3%
	Baker Hughes, Inc.	402,400	13,407,968
	BJ Services Co.	182,872	2,011,592
	Exterran Holdings, Inc. (a)	33,000	731,280
	Hercules Offshore, Inc. (a)	182,362	678,387
	Key Energy Services, Inc. (a)	243,905	831,716
	Newpark Resources, Inc. (a)	41,620	175,220
	Parker Drilling Co. (a)	68,200	144,584
	Saipem S.p.A.	174,400	2,675,155
	Schlumberger, Ltd.	33,600	1,371,216
	Tidewater, Inc.	22,700	944,547
			22,971,665

	Food & Staples Retailing 3.1%
¤	CVS Caremark Corp.	806,726	21,684,795
	Great Atlantic & Pacific Tea Co., Inc. (The) (a)	21,913	156,021
	Wal-Mart Stores, Inc.	119,900	5,649,688
	Walgreen Co.	130,950	3,589,339
			31,079,843

	Food Products 0.7%
	Archer-Daniels-Midland Co.	170,840	4,677,599
	Bunge, Ltd.	47,690	2,047,809
	Kraft Foods, Inc. Class A	2,800	78,540
			6,803,948

	Gas Utilities 0.2%
	National Fuel Gas Co.	30,900	925,764
	Nicor, Inc.	21,250	726,962
			1,652,726

	Health Care Equipment & Supplies 3.8%
	ArthroCare Corp. (a)	12,210	84,493
	Baxter International, Inc.	116,350	6,823,928
	Boston Scientific Corp. (a)	163,750	1,452,463
	Covidien, Ltd.	358,019	13,726,448
	Gen-Probe, Inc. (a)	26,468	1,191,589
	Hospira, Inc. (a)	103,750	2,583,375
	Medtronic, Inc.	365,761	12,249,336
	SurModics, Inc. (a)	2,514	49,853
			38,161,485

	Health Care Providers & Services 1.4%
	Aetna, Inc.	329,020	10,199,620
	Cardinal Health, Inc.	58,170	2,190,101
	Humana, Inc. (a)	27,100	1,027,903
	SunLink Health Systems, Inc. (a)	50,068	46,563
	Universal Health Services, Inc. Class B	3,000	113,550
			13,577,737

	Hotels, Restaurants & Leisure 1.4%
	InterContinental Hotels Group PLC, ADR (b)	735,265	5,485,077
	Marriott International, Inc. Class A	26,764	436,521
	McDonald's Corp.	120,980	7,019,259
	Starwood Hotels & Resorts Worldwide, Inc.	31,500	476,280
	Wyndham Worldwide Corp.	92,877	569,336
			13,986,473

	Household Durables 0.0%‡
	Newell Rubbermaid, Inc.	9,500	76,760

	Household Products 0.7%
	Colgate-Palmolive Co.	28,100	1,827,624
	Procter & Gamble Co. (The)	91,500	4,986,750
			6,814,374

	Independent Power Producers & Energy Traders 0.4%
	AES Corp. (The) (a)	402,000	3,179,820
	Dynegy, Inc. Class A (a)	338,000	713,180
	Mirant Corp. (a)	29,700	509,949
			4,402,949

	Industrial Conglomerates 1.5%
	3M Co.	39,590	2,129,546
	General Electric Co.	563,150	6,831,009
	Hutchison Whampoa, Ltd.	129,500	668,021
	Siemens A.G.	36,300	2,044,125
	Tyco International, Ltd.	162,789	3,421,825
			15,094,526

	Insurance 4.8%
	ACE, Ltd.	258,600	11,290,476
	Allianz SE	57,900	4,900,334
	Allstate Corp. (The)	180,100	3,902,767
	Aon Corp.	90,140	3,339,687
	Chubb Corp. (The)	9,700	413,026
	HCC Insurance Holdings, Inc.	54,700	1,280,527
	Marsh & McLennan Cos., Inc.	101,655	1,964,991
	MetLife, Inc.	148,161	4,256,665
	Phoenix Cos., Inc. (The)	45,900	80,325
	Principal Financial Group, Inc.	62,200	1,031,898
	Reinsurance Group of America, Inc. Class B (a)	15,992	569,795
	Travelers Cos., Inc. (The)	182,106	7,036,576
	W.R. Berkley Corp.	286,250	7,579,900
			47,646,967

	Internet & Catalog Retail 0.2%
	Liberty Media Corp. Interactive Class A (a)	438,790	1,377,801
	Stamps.com, Inc. (a)	34,594	282,979
			1,660,780

	Internet Software & Services 1.8%
	eBay, Inc. (a)	216,725	2,605,034
	Internet Capital Group, Inc. (a)	33,850	145,894
	S1 Corp. (a)	114,327	762,561
	Valueclick, Inc. (a)	153,874	961,713
	VeriSign, Inc. (a)	551,298	10,645,564
	Yahoo!, Inc. (a)	237,576	2,786,766
			17,907,532

	IT Services 0.2%
	Computer Sciences Corp. (a)	47,400	1,746,216

	Machinery 0.2%
	Caterpillar, Inc.	77,600	2,393,960

	Marine 0.1%
	American Commercial Lines, Inc. (a)	194,284	784,907

	Media 3.6%
	Ascent Media Corp. Class A (a)	1,729	45,092
	British Sky Broadcasting Group PLC	760,900	5,480,400
	Cablevision Systems Corp. Class A	145,750	2,336,372
	Comcast Corp. Class A	113,200	1,658,380
	DIRECTV Group, Inc. (The) (a)	7,000	153,300
	Discovery Communications, Inc. Class A (a)	17,293	250,749
	Discovery Communications, Inc. Class C (a)	17,293	248,673
	Liberty Media Corp. Capital Class A (a)	49,085	269,477
	Liberty Media Corp. Entertainment Class A (a)	196,340	3,602,839
	Marvel Entertainment, Inc. (a)	117,020	3,219,220
	News Corp. Class A	581,704	3,717,089
	Primedia, Inc.	11,729	20,878
	Time Warner, Inc.	156,500	1,460,145
	Viacom, Inc. Class B (a)	722,500	10,656,875
	Walt Disney Co. (The)	8,500	175,780
	WPP PLC	422,500	2,390,980
			35,686,249

	Metals & Mining 0.7%
	Newmont Mining Corp.	147,500	5,867,550
	United States Steel Corp.	43,500	1,306,305
			7,173,855

	Multi-Utilities 1.0%
	Black Hills Corp.	14,150	374,975
	CMS Energy Corp.	75,400	885,950
	Dominion Resources, Inc.	20,000	703,600
	DTE Energy Corp.	26,200	903,900
	GDF Suez S.A.	123,300	4,747,250
	Sempra Energy	18,600	815,424
	Suez Environnement S.A. (a)	117,600	1,883,694
			10,314,793

	Multiline Retail 1.3%
	Kohl's Corp. (a)	89,100	3,270,861
	Target Corp.	316,900	9,887,280
			13,158,141

	Office Electronics 0.0%‡
	Xerox Corp.	52,300	347,272

	Oil & Gas 9.9%
	Anadarko Petroleum Corp.	134,100	4,926,834
	Apache Corp.	27,800	2,085,000
	BP PLC, Sponsored ADR (b)	115,450	4,903,161
	Chesapeake Energy Corp.	104,800	1,656,888
	Chevron Corp.	60,374	4,257,574
	ConocoPhillips	63,578	3,021,862
	Devon Energy Corp.	168,871	10,402,454
	ExxonMobil Corp.	53,200	4,068,736
	Hess Corp.	40,050	2,227,181
	Marathon Oil Corp.	496,900	13,530,587
	Noble Energy, Inc.	82,812	4,051,991
¤	Occidental Petroleum Corp.	332,140	18,118,237
	Plains Exploration & Production Co. (a)	3,557	75,124
	Spectra Energy Corp.	501,500	7,276,765
	Total S.A., Sponsored ADR (b)	312,900	15,576,162
	Williams Cos., Inc.	133,500	1,889,025
			98,067,581

	Paper & Forest Products 0.2%
	MeadWestvaco Corp.	75,005	873,058
	Weyerhaeuser Co.	24,154	660,371
			1,533,429

	Pharmaceuticals 10.0%
	Abbott Laboratories	148,777	8,248,197
	Bayer A.G.	121,300	6,462,554
¤	Johnson & Johnson	404,800	23,352,912
	Merck & Co., Inc.	5,000	142,750
	Mylan, Inc. (a)	26,300	297,979
	Novartis A.G., ADR (b)	117,000	4,827,420
	Roche Holding A.G., Sponsored ADR (b)	126,500	4,452,079
	Schering-Plough Corp.	783,100	13,751,236
	Shire PLC	287,850	4,217,408
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	117,998	4,891,017
¤	Wyeth	668,400	28,721,148
			99,364,700

	Professional Services 0.0%‡
	On Assignment, Inc. (a)	14,800	68,524

	Real Estate Investment Trusts 0.7%
	Friedman, Billings, Ramsey Group, Inc. Class A (a)	23,100	4,158
	HCP, Inc.	120,646	2,815,878
	UDR, Inc.	329,994	3,870,829
			6,690,865

	Real Estate Management & Development 0.3%
	St. Joe Co. (The) (a)	117,150	2,817,457

	Road & Rail 1.9%
	Celadon Group, Inc. (a)	112,474	879,547
	CSX Corp.	369,700	10,706,512
	East Japan Railway Co.	66,600	4,559,359
	Guangshen Railway Co., Ltd. Class H	2,950,100	951,123
	Norfolk Southern Corp.	8,050	308,798
	Union Pacific Corp.	36,400	1,593,956
			18,999,295

	Semiconductors & Semiconductor Equipment 1.7%
	Applied Micro Circuits Corp. (a)	54,262	217,048
	Cirrus Logic, Inc. (a)	131,291	370,241
	Intel Corp.	248,920	3,211,068
	NVIDIA Corp. (a)	21,899	174,097
	Skyworks Solutions, Inc. (a)	48,778	210,721
	Texas Instruments, Inc.	851,200	12,725,440
			16,908,615

	Software 1.6%
	Adobe Systems, Inc. (a)	184,200	3,556,902
	Blackboard, Inc. (a)	40,039	1,017,391
	Compuware Corp. (a)	91,472	594,568
	i2 Technologies, Inc. (a)	115,552	721,045
	Macrovision Solutions Corp. (a)	13,855	181,639
	Microsoft Corp.	555,133	9,492,774
	MSC.Software Corp. (a)	2,700	15,714
	Oracle Corp. (a)	29,000	488,070
	TIBCO Software, Inc. (a)	36,300	194,205
			16,262,308

	Specialty Retail 2.2%
	Circuit City Stores, Inc.	15,900	95
	Home Depot, Inc. (The)	423,103	9,109,408
	Lowe's Cos., Inc.	654,850	11,964,109
	PEP Boys-Manny, Moe & Jack	220,955	638,560
			21,712,172

	Trading Companies & Distributors 0.1%
	Mitsubishi Corp.	99,200	1,348,285

	Wireless Telecommunication Services 1.9%
	NTT DoCoMo, Inc.	1,134	1,999,506
	Sprint Nextel Corp.	105,141	255,493
¤	Vodafone Group PLC, ADR (b)	919,350	17,090,716
			19,345,715

	Total Common Stocks (Cost $1,338,686,816)		961,848,516

	Convertible Preferred Stock 0.0%‡
	Hotels, Restaurants & Leisure 0.0%‡
	Six Flags, Inc. 7.25%	101,600	111,760

	Total Convertible Preferred Stock (Cost $2,279,079)		111,760

	Principal Amount	Value
Long-Term Bonds 0.1%
Convertible Bond 0.1%
Oil, Gas & Consumable Fuels 0.1%
Bill Barrett Corp. 5.00%, due 3/15/28	$989,300	749,395

Total Convertible Bond (Cost $727,135)		749,395

Corporate Bond 0.0%‡
Marine 0.0%‡
American Commercial Lines LLC 11.25%, due 12/31/49 (c)(d)(e)(f)	5,511,870	37,419

Total Corporate Bond (Cost $0)		37,419

Total Long-Term Bonds (Cost $727,135)		786,814

Short-Term Investment 3.5%
Repurchase Agreement 3.5%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $34,592,102 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $35,320,000 and a Market Value of $35,291,744)	34,591,958	34,591,958

Total Short-Term Investment (Cost $34,591,958)		34,591,958

Total Investments (Cost $1,376,284,988) (g)	100.4%	997,339,048
Liabilities in Excess of
Cash and Other Assets	(0.4)	(3,633,688)

Net Assets	100.0%	$993,705,360

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Fair valued security. The total market value of this security at January 31, 2009 is $37,419, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	Illiquid security. The total market value of this security at January 31, 2009 is $37,419, which represents less than one-tenth of a percent of the Fund's net assets.
(e)	Escrow Reserve-Reserve account for disputed claims.
(f)	Issue in default.
(g)	At January 31, 2009, cost is $1,396,852,684 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$52,177,379
Gross unrealized depreciation	(451,691,015)
Net unrealized depreciation	$(399,513,636)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$961,960,276
Level 2 - Other Significant Observable Inputs	35,341,353
Level 3 - Significant Unobservable Inputs	37,419
Total	$997,339,048

The Fund did not hold other financial instruments as of January 31, 2009.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 10/31/08	$358,351
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	2,852,895
Net purchases (sales)	(3,173,827)
Net transfers in and/or out of Level 3	-
Balance as of 1/31/09	$37,419

Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	37,419

As of January 31, 2009, the Fund held the following foreign currency:
		Currency	Cost	Value
Euro	EUR	42,761	$56,398	$54,752
Hong Kong Dollar	HKD	157,496	20,311	20,311
			$76,709	$75,063

MainStay Mid Cap Growth Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 92.1%†
	Aerospace & Defense 8.1%
¤	Alliant Techsystems, Inc. (a)	55,650	$4,497,076
¤	L-3 Communications Holdings, Inc.	52,200	4,124,844
	Precision Castparts Corp.	41,800	2,714,910
			11,336,830

	Biotechnology 3.8%
	Alexion Pharmaceuticals, Inc. (a)	20,300	748,461
¤	Cephalon, Inc. (a)	48,100	3,712,358
	United Therapeutics Corp. (a)	13,000	883,350
			5,344,169

	Capital Markets 0.8%
	Affiliated Managers Group, Inc. (a)	26,300	1,056,997

	Chemicals 1.2%
	Scotts Miracle-Gro Co. (The) Class A	53,800	1,733,436

	Commercial Services & Supplies 3.2%
	Copart, Inc. (a)	37,400	900,966
	Covanta Holding Corp. (a)	48,500	838,565
	Iron Mountain, Inc. (a)	85,000	1,739,100
	Stericycle, Inc. (a)	19,700	963,724
			4,442,355

	Communications Equipment 2.2%
¤	Harris Corp.	71,600	3,099,564

	Computers & Peripherals 0.4%
	Logitech International S.A. (a)	52,200	500,598

	Construction & Engineering 4.1%
	Fluor Corp.	72,400	2,816,360
	Quanta Services, Inc. (a)	133,600	2,856,368
			5,672,728

	Containers & Packaging 2.2%
	Crown Holdings, Inc. (a)	149,800	2,808,750
	Owens-Illinois, Inc. (a)	14,600	277,400
			3,086,150

	Distributors 1.0%
	LKQ Corp. (a)	117,800	1,360,590

	Diversified Consumer Services 1.2%
	Capella Education Co. (a)	29,600	1,637,768

	Diversified Telecommunication Services 1.0%
	NTELOS Holdings Corp.	65,100	1,408,764

	Electric Utilities 1.0%
	DPL, Inc.	65,800	1,417,990

	Electrical Equipment 1.7%
	Roper Industries, Inc.	58,500	2,406,690

	Electronic Equipment & Instruments 4.5%
	Amphenol Corp. Class A	103,700	2,711,755
	Anixter International, Inc. (a)	52,200	1,408,356
	Avnet, Inc. (a)	112,500	2,229,750
			6,349,861

	Energy Equipment & Services 3.3%
	Atwood Oceanics, Inc. (a)	82,500	1,373,625
	National Oilwell Varco, Inc. (a)	77,800	2,057,032
	Weatherford International, Ltd. (a)	108,300	1,194,549
			4,625,206

	Health Care Equipment & Supplies 8.4%
¤	Becton, Dickinson & Co.	56,200	4,084,054
	C.R. Bard, Inc.	30,100	2,575,657
	Hospira, Inc. (a)	73,400	1,827,660
¤	St. Jude Medical, Inc. (a)	88,000	3,200,560
			11,687,931

	Health Care Providers & Services 6.2%
	Coventry Health Care, Inc. (a)	29,650	448,605
	DaVita, Inc. (a)	35,800	1,682,600
	Henry Schein, Inc. (a)	76,700	2,870,881
¤	Medco Health Solutions, Inc. (a)	80,500	3,616,865
			8,618,951

	Hotels, Restaurants & Leisure 1.6%
	WMS Industries, Inc. (a)	27,500	611,050
	Yum! Brands, Inc.	58,600	1,677,132
			2,288,182

	Household Products 1.3%
	Church & Dwight Co., Inc.	35,200	1,873,696

	Internet Software & Services 2.9%
	Akamai Technologies, Inc. (a)	130,100	1,753,748
	Equinix, Inc. (a)	43,800	2,336,730
			4,090,478

	IT Services 2.4%
	Alliance Data Systems Corp. (a)	43,800	1,821,642
	Fiserv, Inc. (a)	49,700	1,577,975
			3,399,617

	Life Sciences Tools & Services 4.9%
	ICON PLC, Sponsored ADR (a)(b)	25,700	516,570
	Millipore Corp. (a)	40,800	2,250,528
	Pharmaceutical Product Development, Inc.	27,700	661,753
¤	Thermo Fisher Scientific, Inc. (a)	95,200	3,420,536
			6,849,387

	Machinery 2.4%
	Actuant Corp. Class A	109,500	1,804,560
	Joy Global, Inc.	76,400	1,591,412
			3,395,972

	Multiline Retail 1.1%
	Kohl's Corp. (a)	43,200	1,585,872

	Oil & Gas 2.3%
	Newfield Exploration Co. (a)	98,700	1,894,053
	Peabody Energy Corp.	50,500	1,262,500
			3,156,553

	Personal Products 3.6%
	Avon Products, Inc.	75,400	1,541,930
¤	Chattem, Inc. (a)	51,900	3,508,440
			5,050,370

	Real Estate Investment Trusts 1.0%
	Digital Realty Trust, Inc.	41,800	1,333,420

	Semiconductors & Semiconductor Equipment 0.2%
	Skyworks Solutions, Inc. (a)	70,900	306,288

	Software 3.1%
	Autodesk, Inc. (a)	45,800	758,448
	FactSet Research Systems, Inc.	29,200	1,162,160
	McAfee, Inc. (a)	45,600	1,390,344
	MICROS Systems, Inc. (a)	75,100	1,081,440
			4,392,392

	Specialty Retail 5.3%
	AutoZone, Inc. (a)	9,500	1,262,455
	GameStop Corp. Class A (a)	57,200	1,417,416
	Guess?, Inc.	96,100	1,546,249
	PetSmart, Inc.	79,600	1,494,092
	Urban Outfitters, Inc. (a)	110,400	1,720,032
			7,440,244

	Textiles, Apparel & Luxury Goods 1.6%
	Coach, Inc. (a)	71,800	1,048,280
	Phillips-Van Heusen Corp.	62,200	1,183,044
			2,231,324

	Thrifts & Mortgage Finance 0.8%
	New York Community Bancorp, Inc.	80,100	1,061,325

	Wireless Telecommunication Services 3.3%
	American Tower Corp. Class A (a)	74,000	2,245,160
	SBA Communications Corp. Class A (a)	121,200	2,411,880
			4,657,040

	Total Common Stocks (Cost $177,995,859)		128,898,738

	Exchange Traded Fund 2.2% (c)
¤	iShares Russell Midcap Growth Index Fund	104,600	3,127,540

	Total Exchange Traded Fund (Cost $4,475,937)		3,127,540

		Principal Amount	Value
	Short-Term Investment 5.2%
	Repurchase Agreement 5.2%
	State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $7,207,679 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $7,360,000 and a Market Value of $7,354,112)	$7,207,649	7,207,649

	Total Short-Term Investment (Cost $7,207,649)		7,207,649

	Total Investments (Cost $189,679,445) (d)	99.5%	139,233,927
	Cash and Other Assets,
Less Liabilities		0.5	767,920
	Net Assets	100.0%	$140,001,847

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	At January 31, 2009, cost is $190,483,849 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$938,512
Gross unrealized depreciation	(52,188,434)
Net unrealized depreciation	$(51,249,922)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$132,026,278
Level 2 - Other Significant Observable Inputs	7,207,649
Level 3 - Significant Unobservable Inputs	-
Total	$139,233,927

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Mid Cap Value Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 95.6%†
	Aerospace & Defense 2.1%
	Raytheon Co.	54,542	$2,760,916

	Airlines 0.8%
	Delta Air Lines, Inc. (a)	67,375	464,887
	Southwest Airlines Co.	89,000	625,670
			1,090,557

	Beverages 2.1%
	Constellation Brands, Inc. Class A (a)	196,700	2,856,084

	Capital Markets 3.2%
	Ameriprise Financial, Inc.	35,400	713,310
¤	Investment Technology Group, Inc. (a)	133,500	2,894,280
	Northern Trust Corp.	11,900	684,488
			4,292,078

	Chemicals 1.2%
	Arch Chemicals, Inc.	31,682	709,994
	Olin Corp.	60,625	851,781
			1,561,775

	Commercial Banks 3.0%
	Fifth Third Bancorp	94,000	224,660
	KeyCorp	220,200	1,603,056
	Marshall & Ilsley Corp.	217,843	1,243,883
	Wilmington Trust Corp.	74,200	1,015,798
			4,087,397

	Commercial Services & Supplies 1.3%
	Pitney Bowes, Inc.	81,311	1,809,983

	Communications Equipment 1.0%
	Emulex Corp. (a)	237,900	1,358,409

	Containers & Packaging 1.4%
	Ball Corp.	48,000	1,840,320

	Diversified Telecommunication Services 2.3%
¤	Embarq Corp.	87,100	3,111,212

	Electric Utilities 4.7%
	American Electric Power Co., Inc.	44,100	1,382,535
	Edison International	69,800	2,273,386
	Pepco Holdings, Inc.	152,100	2,708,901
			6,364,822

	Electrical Equipment 1.0%
	Rockwell Automation, Inc.	49,100	1,278,564

	Electronic Equipment & Instruments 3.9%
	Avnet, Inc. (a)	109,700	2,174,254
	Ingram Micro, Inc. Class A (a)	127,800	1,568,106
	Molex, Inc. Class A	124,800	1,525,056
			5,267,416

	Energy Equipment & Services 2.8%
	Baker Hughes, Inc.	19,000	633,080
	Diamond Offshore Drilling, Inc.	17,200	1,079,472
	Tidewater, Inc.	49,100	2,043,051
			3,755,603

	Food & Staples Retailing 2.5%
¤	Kroger Co. (The)	152,100	3,422,250

	Food Products 6.0%
	ConAgra Foods, Inc.	140,400	2,400,840
	Corn Products International, Inc.	121,000	2,801,150
	General Mills, Inc.	17,000	1,005,550
	J.M. Smucker Co. (The)	42,000	1,896,300
			8,103,840

	Gas Utilities 1.4%
	AGL Resources, Inc.	62,100	1,914,543

	Health Care Providers & Services 5.8%
	Cardinal Health, Inc.	50,700	1,908,855
	Coventry Health Care, Inc. (a)	93,300	1,411,629
	Humana, Inc. (a)	28,900	1,096,177
¤	Quest Diagnostics, Inc.	68,700	3,390,345
			7,807,006

	Insurance 6.9%
¤	Aspen Insurance Holdings, Ltd.	145,500	3,215,550
	HCC Insurance Holdings, Inc.	111,600	2,612,556
	Lincoln National Corp.	51,000	771,630
	PartnerRe, Ltd.	40,900	2,680,177
			9,279,913

	IT Services 4.4%
¤	Affiliated Computer Services, Inc. Class A (a)	64,600	2,962,556
¤	Computer Sciences Corp. (a)	79,752	2,938,064
			5,900,620

	Machinery 1.2%
	Pentair, Inc.	41,900	958,253
	Timken Co. (The)	42,700	635,803
			1,594,056

	Media 2.1%
	Cablevision Systems Corp. Class A	172,100	2,758,763

	Metals & Mining 5.0%
	Freeport-McMoRan Copper & Gold, Inc. Class B	47,300	1,189,122
¤	Nucor Corp.	72,200	2,945,038
	Yamana Gold, Inc.	321,000	2,587,260
			6,721,420

	Multi-Utilities 5.4%
	Ameren Corp.	68,500	2,277,625
	CenterPoint Energy, Inc.	146,600	1,961,508
	Consolidated Edison, Inc.	17,500	713,125
	PG&E Corp.	61,325	2,371,438
			7,323,696

	Office Electronics 0.7%
	Xerox Corp.	135,000	896,400

	Oil & Gas 4.9%
	Frontier Oil Corp.	150,100	2,143,428
	Hess Corp.	41,700	2,318,937
	Spectra Energy Corp.	150,600	2,185,206
			6,647,571

	Pharmaceuticals 5.9%
	Forest Laboratories, Inc. (a)	107,200	2,684,288
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	89,300	3,701,485
	Watson Pharmaceuticals, Inc. (a)	58,300	1,590,424
			7,976,197

	Real Estate Investment Trusts 3.2%
	Boston Properties, Inc.	11,400	493,620
	Equity Residential	18,400	440,312
	Highwoods Properties, Inc.	90,263	2,036,333
	Public Storage	15,900	983,733
	Vornado Realty Trust	5,800	294,698
			4,248,696

	Road & Rail 0.6%
	Werner Enterprises, Inc.	50,100	751,500

	Specialty Retail 5.7%
	American Eagle Outfitters, Inc.	187,900	1,692,979
	Gap, Inc. (The)	204,100	2,302,248
	TJX Cos., Inc.	86,000	1,670,120
	Tractor Supply Co. (a)	57,200	1,928,212
			7,593,559

	Thrifts & Mortgage Finance 2.2%
¤	NewAlliance Bancshares, Inc.	268,200	2,947,518

	Trading Companies & Distributors 0.9%
	WESCO International, Inc. (a)	66,600	1,226,772

	Total Common Stocks (Cost $176,217,710)		128,549,456

		Principal Amount	Value
	Short-Term Investment 4.7%
	Repurchase Agreement 4.7%
	State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $6,223,828 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $6,355,000 and a Market Value of $6,349,916)	$6,223,802	6,223,802

	Total Short-Term Investment (Cost $6,223,802)		6,223,802

	Total Investments (Cost $182,441,512) (c)	100.3%	134,773,258
	Liabilities in Excess of
Cash and Other Assets		(0.3)	(340,602)

	Net Assets	100.0%	$134,432,656

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2009, cost is $183,118,799 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$4,494,910
Gross unrealized depreciation	(52,840,451)
Net unrealized depreciation	$(48,345,541)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$128,549,456
Level 2 - Other Significant Observable Inputs	6,223,802
Level 3 - Significant Unobservable Inputs	-
Total	$134,773,258

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Money Market Fund

Portfolio of Investments January 31, 2009 unaudited
	Principal Amount	Amortized Cost
Short-Term Investments 100.1%†
Commercial Paper 28.3%
BP Capital Markets PLC 0.65%, due 3/11/09 (a)(b)	$4,000,000	$3,997,255
Chevron Corp. 1.25%, due 3/4/09 (a)	3,000,000	2,996,771
Citigroup Funding, Inc. 0.40%, due 2/10/09 (a)	1,100,000	1,099,890
Electricite de France
0.40%, due 2/9/09 (a)(b)	7,175,000	7,174,362
0.40%, due 3/13/09 (a)(b)	4,000,000	3,998,222
1.00%, due 3/4/09 (a)(b)	3,000,000	2,997,417
1.40%, due 2/2/09 (a)(b)	2,600,000	2,599,899
Eli Lilly & Co. 0.50%, due 7/6/09 (a)(b)	7,000,000	6,984,931
Emerson Electric Co. 0.23%, due 4/14/09 (a)(b)	9,875,000	9,870,457
European Investment Bank
1.00%, due 3/3/09 (a)	5,200,000	5,195,667
1.66%, due 3/3/09 (a)	6,500,000	6,491,008
KfW International Finance, Inc.
0.13%, due 3/16/09 (a)(b)	5,250,000	5,249,185
0.23%, due 3/13/09 (a)(b)	3,525,000	3,524,099
Merck & Co., Inc.
0.10%, due 2/19/09 (a)	4,000,000	3,999,800
0.20%, due 2/5/09 (a)	8,000,000	7,999,822
Microsoft Corp.
0.10%, due 2/27/09 (a)(b)	5,000,000	4,999,639
0.17%, due 2/6/09 (a)(b)	7,000,000	6,999,835
0.25%, due 2/6/09 (a)(b)	2,000,000	1,999,931
Pfizer, Inc.
0.80%, due 2/3/09 (a)(b)	12,000,000	11,999,467
1.25%, due 3/9/09 (a)(b)	3,000,000	2,996,250
Quebec Province
1.00%, due 3/6/09 (a)(b)	3,000,000	2,997,250
1.15%, due 3/3/09 (a)(b)	5,000,000	4,995,208
Rabobank USA Finance Corp. 2.85%, due 2/26/09 (a)	6,000,000	5,988,125
Shell International Finance B.V.
1.60%, due 4/2/09 (a)(b)	6,000,000	5,984,000
1.69%, due 4/1/09 (a)(b)	7,000,000	6,980,612
1.85%, due 2/26/09 (a)(b)	4,000,000	3,994,861
Swedish Export Credit Corp. 1.70%, due 2/2/09 (a)	5,500,000	5,499,740
Total Finance ELF Capital 0.34%, due 3/30/09 (a)(b)	11,000,000	10,994,078
Unilever Capital Corp.
0.42%, due 3/16/09 (a)(b)	7,000,000	6,996,488
1.20%, due 3/2/09 (a)(b)	5,000,000	4,995,167
1.30%, due 3/16/09 (a)(b)	5,050,000	5,042,158
Wal-Mart Stores, Inc.
0.20%, due 3/3/09 (a)(b)	4,375,000	4,374,271
0.65%, due 9/21/09 (a)(b)	7,000,000	6,970,678
		178,986,543

Corporate Bond 0.8%
Wachovia Bank N.A. 0.356%, due 2/23/09 (c)	4,750,000	4,749,262

Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $169,000 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $175,000 and a Market Value of $174,860)	168,999	168,999

U.S. Government & Federal Agencies 71.0%
Federal Home Loan Bank
2.116%, due 2/18/09 (c)	4,400,000	4,400,137
2.70%, due 3/17/09	7,000,000	7,000,000
Federal Home Loan Bank (Discount Notes)
0.121%, due 2/12/09 (a)	10,000,000	9,999,481
0.14%, due 2/12/09 (a)	10,000,000	9,999,572
0.14%, due 3/26/09 (a)	6,000,000	5,998,763
0.14%, due 3/27/09 (a)	6,000,000	5,998,740
0.15%, due 2/17/09 (a)	8,000,000	7,999,467
0.162%, due 2/17/09 (a)	5,900,000	5,899,528
0.17%, due 2/11/09 (a)	8,700,000	8,699,589
0.20%, due 2/25/09 (a)	9,000,000	8,998,800
0.21%, due 3/20/09 (a)	11,125,000	11,121,950
0.218%, due 4/21/09 (a)	6,550,000	6,546,838
0.22%, due 4/22/09 (a)	5,425,000	5,422,348
0.25%, due 3/10/09 (a)	15,400,000	15,396,043
0.25%, due 4/7/09 (a)	6,600,000	6,597,021
0.257%, due 4/20/09 (a)	8,000,000	7,995,493
0.26%, due 3/24/09 (a)	10,500,000	10,496,133
0.26%, due 4/24/09 (a)	8,400,000	8,395,025
0.27%, due 4/3/09 (a)	10,100,000	10,095,379
0.289%, due 5/19/09 (a)	5,350,000	5,345,389
0.31%, due 3/27/09 (a)	10,200,000	10,195,257
0.31%, due 4/21/09 (a)	10,000,000	9,993,197
0.33%, due 4/13/09 (a)	8,500,000	8,494,468
0.34%, due 4/29/09 (a)	9,000,000	8,992,605
0.38%, due 4/28/09 (a)	8,900,000	8,891,921
0.50%, due 2/9/09 (a)	8,025,000	8,024,108
0.65%, due 2/27/09 (a)	8,950,000	8,945,798
Federal Home Loan Mortgage Corporation 0.336%, due 4/7/09 (c)	6,900,000	6,900,000
Federal Home Loan Mortgage Corporation (Discount Notes)
0.12%, due 2/6/09 (a)	7,000,000	6,999,883
0.12%, due 2/10/09 (a)	7,075,000	7,074,788
0.14%, due 2/13/09 (a)	8,125,000	8,124,621
0.15%, due 3/11/09 (a)	7,050,000	7,048,884
0.23%, due 3/5/09 (a)	9,600,000	9,598,037
0.24%, due 4/8/09 (a)	1,500,000	1,499,340
0.25%, due 5/4/09 (a)	20,350,000	20,336,999
0.25%, due 5/26/09 (a)	6,125,000	6,120,151
0.26%, due 3/23/09 (a)	16,000,000	15,994,222
0.26%, due 5/6/09 (a)	8,000,000	7,994,569
0.27%, due 3/23/09 (a)	14,100,000	14,094,713
0.373%, due 6/24/09 (a)	7,000,000	6,989,629
0.45%, due 8/10/09 (a)	7,000,000	6,983,375
Federal National Mortgage Association (Discount Notes)
0.113%, due 2/23/09 (a)	6,575,000	6,574,518
0.124%, due 2/4/09 (a)	5,600,000	5,599,953
0.15%, due 4/20/09 (a)	6,000,000	5,998,050
0.19%, due 4/27/09 (a)	8,075,000	8,071,377
0.20%, due 2/4/09 (a)	7,000,000	6,999,883
0.20%, due 2/11/09 (a)	5,000,000	4,999,722
0.20%, due 2/20/09 (a)	9,550,000	9,548,992
0.25%, due 5/20/09 (a)	12,050,000	12,040,962
0.27%, due 5/18/09 (a)	8,000,000	7,993,640
0.38%, due 6/17/09 (a)	3,825,000	3,819,509
0.60%, due 2/24/09 (a)	8,000,000	7,996,933
United States Treasury Bills
1.61%, due 4/23/09 (a)	13,000,000	12,952,922
1.855%, due 3/5/09 (a)	4,050,000	4,043,324
		448,342,046

Total Short-Term Investments (Amortized Cost $632,246,850) (d)	100.1%	632,246,850
Liabilities in Excess of
Cash and Other Assets	(0.1)	(618,681)

Net Assets	100.0%	$631,628,169

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest rate presented is yield to maturity.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate. Rate shown is the rate in effect at January 31, 2009.
(d)	The cost stated also represents the aggregate cost for federal income tax purposes.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	632,246,850
Level 3 - Significant Unobservable Inputs	-
Total	$632,246,850

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Principal Preservation Fund

Portfolio of Investments January 31, 2009 unaudited
	Principal Amount	Amortized Cost
Short-Term Investments 101.1%†
Commercial Paper 4.8%
Honeywell International, Inc. 1.00%, due 2/10/09 (a)(b)	$2,000,000	$1,999,400
Procter & Gamble Co. (zero coupon), due 2/4/09 (a)(b)	600,000	599,943
Verizon Communications, Inc. 1.00%, due 4/21/09 (a)(b)	2,000,000	1,996,269
Walt Disney Co. (zero coupon), due 2/5/09 (b)	3,300,000	3,299,633
		7,895,245

Corporate Bonds 29.3%
Abbott Laboratories 5.375%, due 5/15/09	4,200,000	4,256,030
American Express Centurion Bank 0.944%, due 4/17/09 (c)	2,500,000	2,474,292
AT&T, Inc. 4.125%, due 9/15/09	4,666,000	4,703,035
Baker Hughes, Inc. 6.00%, due 2/15/09	1,000,000	1,002,050
Bank of America Corp. 3.375%, due 2/17/09	5,270,000	5,274,883
ConocoPhillips Australia Funding Co. 1.498%, due 4/9/09 (c)	4,478,000	4,474,258
General Electric Capital Corp. 4.125%, due 9/1/09	5,000,000	5,057,334
Goldman Sachs Group, Inc. (The) 1.588%, due 6/23/09 (c)	5,000,000	4,929,700
Honeywell International, Inc. 2.056%, due 3/13/09 (c)	1,400,000	1,399,838
Pitney Bowes Global Financial Services LLC 8.55%, due 9/15/09	2,000,000	2,088,840
Procter & Gamble Co.
2.216%, due 9/9/09 (c)	2,000,000	2,000,000
2.459%, due 8/19/09 (c)	2,750,000	2,753,437
United Technologies Corp. 6.50%, due 6/1/09	1,000,000	1,019,980
Verizon Communications, Inc. 1.475%, due 4/3/09 (c)	3,000,000	2,997,039
Wachovia Corp. 3.625%, due 2/17/09	2,000,000	2,001,600
Wells Fargo & Co. 3.125%, due 4/1/09	1,000,000	1,004,030
Wells Fargo Financial, Inc. 5.625%, due 2/3/09	1,000,000	1,000,143
		48,436,489

Federal Agencies 54.1%
Federal Farm Credit Bank 4.125%, due 7/17/09	5,000,000	5,079,991
Federal Home Loan Bank
3.05%, due 6/18/09	1,290,000	1,302,474
4.25%, due 5/15/09	135,000	137,083
4.50%, due 8/14/09	1,400,000	1,428,297
5.00%, due 2/4/09	290,000	291,943
5.79%, due 4/27/09	690,000	698,295
Federal Home Loan Bank (Discount Note) (zero coupon), due 2/3/09 (b)	2,000,000	1,999,656
Federal Home Loan Bank (Discount Notes)
(zero coupon), due 2/2/09 (b)	3,200,000	3,199,724
(zero coupon), due 2/25/09 (b)	980,000	978,171
(zero coupon), due 3/17/09 (b)	4,000,000	3,985,822
(zero coupon), due 3/25/09 (b)	3,045,000	3,030,485
(zero coupon), due 4/13/09 (b)	4,700,000	4,676,023
(zero coupon), due 4/16/09 (b)	1,330,000	1,328,961
(zero coupon), due 4/20/09 (b)	2,200,000	2,193,639
(zero coupon), due 5/4/09 (b)	765,000	762,066
(zero coupon), due 5/5/09 (b)	1,265,000	1,260,261
(zero coupon), due 5/7/09 (b)	2,500,000	2,490,434
(zero coupon), due 5/13/09 (b)	4,000,000	3,979,800
0.38%, due 4/21/09 (b)	3,350,000	3,347,206
2.542%, due 5/12/09 (b)	1,378,000	1,368,270
2.60%, due 4/14/09 (b)	3,000,000	2,984,400
2.819%, due 4/6/09 (b)	7,000,000	6,964,919
2.82%, due 4/6/09 (b)	1,265,000	1,258,658
2.842%, due 4/6/09 (b)	4,000,000	3,979,790
Federal Home Loan Mortgage Corporation 4.00%, due 9/22/09	4,000,000	4,084,004
Federal Home Loan Mortgage Corporation (Discount Notes)
(zero coupon), due 2/9/09 (b)	1,150,000	1,149,376
(zero coupon), due 3/3/09 (b)	1,025,000	1,023,334
(zero coupon), due 4/1/09 (b)	640,000	638,217
(zero coupon), due 4/14/09 (b)	2,025,000	2,015,806
2.27%, due 3/30/09 (b)	970,000	966,514
Federal National Mortgage Association
3.85%, due 4/14/09	2,000,000	2,007,080
6.625%, due 9/15/09	5,000,000	5,184,070
Federal National Mortgage Association (Discount Notes)
(zero coupon), due 2/9/09 (b)	1,760,000	1,759,140
(zero coupon), due 2/17/09 (b)	4,100,000	4,094,807
(zero coupon), due 3/16/09 (b)	1,490,000	1,485,017
(zero coupon), due 5/6/09 (b)	2,350,000	2,341,409
(zero coupon), due 6/15/09 (b)	380,000	376,266
(zero coupon), due 7/2/09 (b)	525,000	519,433
2.65%, due 2/4/09 (b)	570,000	569,874
2.745%, due 5/1/09 (b)	2,390,000	2,373,781
2.80%, due 2/11/09 (b)	195,000	194,848
		89,509,344

Medium Term Notes 6.2%
Caterpillar Financial Services Corp. Series F 3.75%, due 5/15/09	2,000,000	2,003,731
HBOS PLC 0.419%, due 3/6/09 (a)(c)	2,000,000	1,999,989
International Business Machines Corp. 4.375%, due 6/1/09	3,950,000	3,967,180
John Deere Capital Corp. 4.875%, due 3/16/09	2,275,000	2,282,715
		10,253,615

Repurchase Agreement 6.7%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $11,183,814 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $11,420,000 and a Market Value of $11,410,864)	11,183,767	11,183,767

Total Short-Term Investments (Amortized Cost $167,278,460) (d)	101.1%	167,278,460
Liabilities in Excess of
Cash and Other Assets	(1.1)	(1,900,744)

Net Assets	100.0%	$165,377,716

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate. Rate shown is the rate in effect at January 31, 2009.
(d)	The cost stated also represents the aggregate cost for federal income tax purposes.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	167,278,460
Level 3 - Significant Unobservable Inputs	-
Total	$167,278,460

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Small Cap Growth Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 89.9%†
	Aerospace & Defense 3.9%
¤	Alliant Techsystems, Inc. (a)	19,700	$1,591,957
	Triumph Group, Inc.	28,800	1,304,064
			2,896,021

	Air Freight & Logistics 1.3%
	HUB Group, Inc. Class A (a)	43,000	976,100

	Beverages 0.2%
	Central European Distribution Corp. (a)	12,200	147,620

	Biotechnology 5.0%
	Alexion Pharmaceuticals, Inc. (a)	28,700	1,058,169
	BioMarin Pharmaceuticals, Inc. (a)	26,800	516,168
	Myriad Genetics, Inc. (a)	17,300	1,290,061
	Onyx Pharmaceuticals, Inc. (a)	19,900	605,557
	United Therapeutics Corp. (a)	4,500	305,775
			3,775,730

	Capital Markets 2.2%
	Affiliated Managers Group, Inc. (a)	12,200	490,318
	optionsXpress Holdings, Inc.	104,200	1,134,738
			1,625,056

	Commercial Banks 0.4%
	PrivateBancorp, Inc.	7,200	104,976
	Signature Bank (a)	8,200	210,658
			315,634

	Commercial Services & Supplies 4.5%
	Clean Harbors, Inc. (a)	9,700	519,047
	Copart, Inc. (a)	21,800	525,162
¤	Sykes Enterprises, Inc. (a)	84,200	1,406,982
	Waste Connections, Inc. (a)	33,300	966,366
			3,417,557

	Construction & Engineering 2.2%
¤	Quanta Services, Inc. (a)	76,300	1,631,294

	Containers & Packaging 1.1%
	Crown Holdings, Inc. (a)	44,400	832,500

	Distributors 1.0%
	LKQ Corp. (a)	63,400	732,270

	Diversified Consumer Services 1.8%
¤	Capella Education Co. (a)	24,600	1,361,118

	Diversified Telecommunication Services 2.3%
¤	NTELOS Holdings Corp.	78,300	1,694,412

	Electrical Equipment 0.5%
	II-VI, Inc. (a)	19,200	361,536

	Electronic Equipment & Instruments 4.8%
	Anixter International, Inc. (a)	25,400	685,292
	FLIR Systems, Inc. (a)	30,000	749,100
	Itron, Inc. (a)	16,600	1,083,980
	Mettler-Toledo International, Inc. (a)	16,800	1,118,544
			3,636,916

	Energy Equipment & Services 4.2%
	Atwood Oceanics, Inc. (a)	33,600	559,440
	Dawson Geophysical Co. (a)	14,600	232,578
	Dril-Quip, Inc. (a)	18,900	463,050
	Gulfmark Offshore, Inc. (a)	26,000	622,440
	Hornbeck Offshore Services, Inc. (a)	26,200	464,788
	Lufkin Industries, Inc.	10,300	359,985
	NATCO Group, Inc. Class A (a)	27,200	465,936
			3,168,217

	Health Care Equipment & Supplies 6.0%
	Gen-Probe, Inc. (a)	14,400	648,288
	Haemonetics Corp. (a)	8,900	526,435
¤	Immucor, Inc. (a)	52,850	1,464,473
	Meridian Bioscience, Inc.	15,200	323,152
	NuVasive, Inc. (a)	21,700	810,278
	Wright Medical Group, Inc. (a)	37,300	773,602
			4,546,228

	Health Care Providers & Services 5.1%
	Amedisys, Inc. (a)	12,800	527,744
	Bio-Reference Laboratories, Inc. (a)	30,800	751,520
	Catalyst Health Solutions, Inc. (a)	29,400	647,388
	Genoptix, Inc. (a)	27,600	935,640
	Healthspring, Inc. (a)	56,300	980,746
			3,843,038

	Hotels, Restaurants & Leisure 3.5%
	Bally Technologies, Inc. (a)	21,200	428,028
	Jack in the Box, Inc. (a)	16,400	370,476
	Panera Bread Co. Class A (a)	16,800	789,264
	Wendy's/Arby's Group, Inc.	74,600	375,984
	WMS Industries, Inc. (a)	31,000	688,820
			2,652,572

	Household Products 1.7%
	Church & Dwight Co., Inc.	23,700	1,261,551

	Internet & Catalog Retail 0.7%
	Priceline.com, Inc. (a)	7,300	489,757

	Internet Software & Services 4.1%
	Ariba, Inc. (a)	46,200	352,968
	Bankrate, Inc. (a)	24,500	817,320
¤	Equinix, Inc. (a)	25,000	1,333,750
	Omniture, Inc. (a)	28,400	258,156
	Vocus, Inc. (a)	21,700	331,142
			3,093,336

	IT Services 1.6%
	CyberSource Corp. (a)	103,900	1,239,527

	Life Sciences Tools & Services 0.8%
	ICON PLC, Sponsored ADR (a)(b)	15,400	309,540
	PAREXEL International Corp. (a)	29,600	292,744
			602,284

	Machinery 3.8%
	Actuant Corp. Class A	55,300	911,344
	Bucyrus International, Inc.	21,900	339,450
	Gardner Denver, Inc. (a)	21,100	459,347
	Kaydon Corp.	13,500	367,200
	Middleby Corp. (The) (a)	15,100	349,716
	Wabtec Corp.	15,000	448,950
			2,876,007

	Multiline Retail 1.7%
¤	Dollar Tree, Inc. (a)	30,600	1,306,926

	Oil & Gas 1.7%
	Arena Resources, Inc. (a)	11,200	272,832
	Comstock Resources, Inc. (a)	17,400	663,462
	Penn Virginia Corp.	17,100	352,260
			1,288,554

	Personal Products 2.5%
¤	Chattem, Inc. (a)	27,900	1,886,040

	Pharmaceuticals 0.6%
	Auxilium Pharmaceuticals, Inc. (a)	14,200	433,952

	Professional Services 0.9%
	FTI Consulting, Inc. (a)	15,800	647,958

	Road & Rail 1.7%
	Genesee & Wyoming, Inc. Class A (a)	46,200	1,255,254

	Semiconductors & Semiconductor Equipment 1.8%
	Hittite Microwave Corp. (a)	38,800	994,056
	Monolithic Power Systems, Inc. (a)	31,100	377,865
			1,371,921

	Software 8.7%
	ANSYS, Inc. (a)	47,200	1,173,392
	Concur Technologies, Inc. (a)	8,100	199,989
	Informatica Corp. (a)	71,600	913,616
	MICROS Systems, Inc. (a)	59,600	858,240
	Parametric Technology Corp. (a)	34,000	306,000
	Quality Systems, Inc.	26,300	980,464
	Solera Holdings, Inc. (a)	42,100	1,014,189
	Sybase, Inc. (a)	40,300	1,100,593
			6,546,483

	Specialty Retail 3.2%
	Aeropostale, Inc. (a)	31,400	662,854
	Guess?, Inc.	20,900	336,281
	Gymboree Corp. (The) (a)	35,200	862,400
	PetSmart, Inc.	31,000	581,870
			2,443,405

	Textiles, Apparel & Luxury Goods 2.0%
	Phillips-Van Heusen Corp.	30,300	576,306
	Warnaco Group, Inc. (The) (a)	40,500	916,920
			1,493,226

	Thrifts & Mortgage Finance 0.5%
	NewAlliance Bancshares, Inc.	30,700	337,393

	Trading Companies & Distributors 0.4%
	Interline Brands, Inc. (a)	41,800	334,400

	Wireless Telecommunication Services 1.5%
	SBA Communications Corp. Class A (a)	57,400	1,142,260

	Total Common Stocks (Cost $93,881,991)		67,664,053

	Exchange Traded Fund 3.8% (c)
¤	iShares Russell 2000 Growth Index Fund	59,700	2,819,034

	Total Exchange Traded Fund (Cost $3,105,910)		2,819,034

		Principal Amount	Value
	Short-Term Investment 7.0%
	Repurchase Agreement 7.0%
	State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $5,301,859 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $5,415,000 and a Market Value of $5,410,668)	$5,301,837	5,301,837

	Total Short-Term Investment (Cost $5,301,837)		5,301,837

	Total Investments (Cost $102,289,738) (d)	100.7%	75,784,924
	Liabilities in Excess of
Cash and Other Assets		(0.7)	(518,057)

	Net Assets	100.0%	$75,266,867

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	At January 31, 2009, cost is $102,472,844 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,120,426
Gross unrealized depreciation	(27,808,346)
Net unrealized depreciation	$(26,687,920)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$70,483,087
Level 2 - Other Significant Observable Inputs	5,301,837
Level 3 - Significant Unobservable Inputs	-
Total	$75,784,924

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Small Cap Value Fund*

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 98.7%†
	Aerospace & Defense 0.7%
	AerCap Holdings N.V. (a)	42,900	$209,352

	Air Freight & Logistics 0.9%
	Pacer International, Inc.	29,100	250,260

	Airlines 0.9%
	Airtran Holdings, Inc. (a)	62,900	257,890

	Auto Components 1.4%
	ArvinMeritor, Inc.	35,700	62,475
	Cooper Tire & Rubber Co.	70,300	328,301
			390,776

	Biotechnology 1.3%
	Celera Corp. (a)	41,800	352,792

	Capital Markets 1.5%
	Thomas Weisel Partners Group, Inc. (a)	54,700	169,023
	Virtus Investment Partners, Inc. (a)	7,455	45,177
	Waddell & Reed Financial, Inc. Class A	13,909	196,395
			410,595

	Chemicals 1.7%
	Cabot Corp.	35,300	471,608

	Commercial Banks 3.0%
	Comerica, Inc.	18,000	299,880
	First Horizon National Corp.	36,402	346,547
	Synovus Financial Corp.	48,600	192,456
			838,883

	Commercial Services & Supplies 1.2%
	Steelcase, Inc. Class A	80,400	347,328

	Communications Equipment 5.5%
¤	3Com Corp. (a)	233,400	543,822
	ADC Telecommunications, Inc. (a)	58,100	294,567
	Avocent Corp. (a)	20,100	288,435
	Extreme Networks, Inc. (a)	224,000	396,480
			1,523,304

	Computers & Peripherals 4.2%
	Electronics for Imaging, Inc. (a)	52,800	469,392
	NCR Corp. (a)	22,100	277,355
	STEC, Inc. (a)	96,500	432,320
			1,179,067

	Construction & Engineering 1.0%
	Pike Electric Corp. (a)	24,600	276,750

	Containers & Packaging 1.3%
	Myers Industries, Inc.	56,100	351,747

	Diversified Consumer Services 1.5%
	Brinks Home Security Holdings, Inc. (a)	18,800	429,956

	Diversified Financial Services 2.3%
	Asset Acceptance Capital Corp. (a)	35,565	149,017
	CIT Group, Inc.	95,400	266,166
	Fifth Street Finance Corp.	25,300	160,655
	KKR Financial Holdings LLC	41,800	59,356
			635,194

	Electric Utilities 2.4%
	Cleco Corp.	13,600	310,760
	Idacorp, Inc.	12,500	363,875
			674,635

	Electrical Equipment 1.9%
¤	C&D Technologies, Inc. (a)	178,600	532,228

	Electronic Equipment & Instruments 3.3%
	Methode Electronics, Inc.	41,900	193,578
	TTM Technologies, Inc. (a)	74,700	450,441
	Vishay Intertechnology, Inc. (a)	90,900	269,064
			913,083

	Energy Equipment & Services 1.0%
	Key Energy Services, Inc. (a)	83,000	283,030

	Food Products 1.3%
	Smart Balance, Inc. (a)	48,900	355,503

	Health Care Equipment & Supplies 1.5%
	Home Diagnostics, Inc. (a)	58,500	408,330

	Health Care Providers & Services 1.8%
¤	Omnicare, Inc.	18,400	514,464

	Health Care Technology 1.2%
	IMS Health, Inc.	22,600	328,152

	Hotels, Restaurants & Leisure 5.3%
	AFC Enterprises, Inc. (a)	98,200	471,360
	Steak N Shake Co. (The) (a)	49,000	280,280
¤	Wendy's/Arby's Group, Inc.	143,300	722,232
			1,473,872

	Independent Power Producers & Energy Traders 1.5%
	Reliant Energy, Inc. (a)	82,400	419,416

	Insurance 8.5%
	AMBAC Financial Group, Inc.	74,900	85,386
	Conseco, Inc. (a)	103,800	241,854
¤	Fidelity National Financial, Inc.	33,700	492,694
	Flagstone Reinsurance Holdings, Ltd.	30,600	256,734
	Genworth Financial, Inc. Class A	103,500	240,120
	Old Republic International Corp.	45,900	473,688
	OneBeacon Insurance Group, Ltd.	32,600	275,470
	Phoenix Cos., Inc. (The)	179,900	314,825
			2,380,771

	IT Services 1.7%
¤	Acxiom Corp.	50,600	481,206

	Life Sciences Tools & Services 2.7%
¤	MDS, Inc. (a)	96,600	750,582

	Machinery 3.2%
	Commercial Vehicle Group, Inc. (a)	304,300	304,300
	Kennametal, Inc.	21,600	346,464
	Trinity Industries, Inc.	21,900	252,069
			902,833

	Metals & Mining 3.6%
	Brush Engineered Materials, Inc. (a)	31,400	394,384
	Olympic Steel, Inc.	20,100	318,987
	Stillwater Mining Co. (a)	70,200	291,330
			1,004,701

	Oil & Gas 1.9%
	Frontier Oil Corp.	19,100	272,748
	International Coal Group, Inc. (a)	77,100	186,582
	Stone Energy Corp. (a)	9,500	81,510
			540,840

	Paper & Forest Products 1.0%
	Buckeye Technologies, Inc. (a)	98,400	287,328

	Pharmaceuticals 6.5%
	Flamel Technologies S.A. ADR (b)	66,200	276,716
¤	Impax Laboratories, Inc. (a)	139,800	626,304
	Par Pharmaceutical Cos., Inc. (a)	17,100	210,501
¤	Sepracor, Inc. (a)	47,100	715,920
			1,829,441

	Professional Services 0.9%
	Spherion Corp. (a)	172,600	246,818

	Road & Rail 0.6%
	P.A.M. Transportation Services, Inc. (a)	32,200	161,000

	Semiconductors & Semiconductor Equipment 6.5%
	Advanced Analogic Technologies, Inc. (a)	156,300	470,463
	FormFactor, Inc. (a)	30,200	469,912
	MKS Instruments, Inc. (a)	23,100	324,555
¤	Teradyne, Inc. (a)	116,000	557,960
			1,822,890

	Specialty Retail 6.1%
	AnnTaylor Stores Corp. (a)	63,700	313,404
	Chico's FAS, Inc. (a)	86,700	343,332
	Collective Brands, Inc. (a)	38,100	406,527
	Foot Locker, Inc.	43,600	320,896
	Pacific Sunwear of California, Inc. (a)	245,300	306,625
			1,690,784

	Thrifts & Mortgage Finance 5.1%
	Bank Mutual Corp.	41,782	368,935
	Brookline Bancorp, Inc.	38,200	369,394
	NewAlliance Bancshares, Inc.	23,351	256,628
	PMI Group, Inc. (The)	107,200	149,008
	Radian Group, Inc.	84,200	271,124
			1,415,089

	Trading Companies & Distributors 0.8%
	United Rentals, Inc. (a)	37,800	210,924

	Total Investments (Cost $46,626,365) (c)	98.7%	27,553,422
	Cash and Other Assets,
Less Liabilities		1.3	364,167

	Net Assets	100.0%	$27,917,589

*	Explanatory Note: Effective February 13, 2009, the MainStay Small Cap Value Fund merged with and into MainStay Small Company Value Fund (previously known as MainStay Small Cap Opportunity Fund).

¤	Among the Fund's 10 largest holdings, as of January 31, 2009. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2009, cost is $46,675,100 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$713,341
Gross unrealized depreciation	(19,835,019)
Net unrealized depreciation	$(19,121,678)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$27,553,422
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$27,553,422

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund

Portfolio of Investments January 31, 2009 unaudited
		Principal Amount	Value
	Municipal Bonds 96.8%†
	Arizona 4.1%
	Arizona Health Facilities Authority Revenue, Banner Health Series A 5.00%, due 1/1/19	$1,500,000	$1,558,050
¤	Scottsdale Arizona Industrial Development Authority Hospital Revenue, Scottsdale Healthcare
	5.00%, due 9/1/17	4,720,000	4,777,301
	5.00%, due 9/1/18	1,440,000	1,439,395
			7,774,746
	California 4.0%
	California State Various Purposes 5.25%, due 4/1/34	5,000	4,723
¤	Golden State Tobacco Securitization Corp. 5.00%, due 6/1/45	10,000,000	7,563,800
			7,568,523

	Colorado 2.1%
	Denver, Colorado City & County Airport Revenue Series A2 5.25%, due 11/15/32 (a)(b)	4,000,000	4,076,520

	Delaware 1.2%
	Delaware State Economic Development Authority Revenue Pollution Control, Delmarva Power Series C, Insured: AMBAC 4.90%, due 5/1/26 (a)(c)	2,250,000	2,294,528

	Florida 9.9%
	Florida Hurricane Catastrophe Fund, Florida Finance Corp. Revenue Series A 5.00%, due 7/1/14	2,000,000	2,117,500
	Highlands County Florida Health Facilities Authority Revenue Hospital, Adventist Health Systems Series D 5.375%, due 11/15/35 (d)	4,500,000	5,124,240
	Hillsborough County Florida Industrial Development Authority Hospital Revenue, Tampa General Hospital Project 5.25%, due 10/1/41	6,000,000	4,320,060
	Miami-Dade County Florida Solid Waste System Revenue Insured: MBIA 5.00%, due 10/1/19 (e)	1,735,000	1,865,541
	South Florida Water Management District, Insured: AMBAC 5.00%, due 10/1/20 (c)	5,245,000	5,542,759
			18,970,100
	Georgia 1.8%
	Monroe County, Georgia Development Authority, Oglethorpe Power Corp. Series B 4.625%, due 1/1/36 (a)	3,250,000	3,337,587

	Illinois 15.0%
¤	Chicago, Illinois Housing Authority Capital Program Revenue Insured: FSA 5.00%, due 7/1/23 (f)	7,000,000	7,211,750
	Chicago, Illinois Waterworks Revenue Insured: FGIC 6.50%, due 11/1/15 (g)	3,005,000	3,695,639
	Illinois Health Facilities Authority Revenue, Lake Forest Hospital Series A 5.75%, due 7/1/29	1,000,000	883,440
	Illinois State Sales Tax Revenue Second Series, Insured: FGIC 5.50%, due 6/15/17 (g)	4,000,000	4,760,720
¤	Illinois State Toll Highway Authority Series A-1, Insured: FSA 5.00%, due 1/1/26 (f)	7,000,000	8,379,840
	Kane McHenry Cook & De Kalb Counties Illinois Unit School District No. 300 Insured: XLCA 5.00%, due 12/1/20 (h)	3,500,000	3,698,135
			28,629,524

	Louisiana 3.0%
	Louisiana State Series A, Insured: MBIA 5.00%, due 8/1/12 (e)	1,500,000	1,638,300
	State of Louisiana Offshore Terminal Authority Deepwater Port Revenue Series C 5.25%, due 9/1/16	3,970,000	4,162,863
			5,801,163

	Maryland 3.5%
¤	Maryland Health & Higher Educational Facilities Authority Revenue
	5.00%, due 7/1/14	1,845,000	1,929,925
	5.00%, due 7/1/16	1,345,000	1,396,863
	5.00%, due 7/1/17	1,180,000	1,219,672
	5.00%, due 7/1/18	2,060,000	2,103,198
			6,649,658

	Massachusetts 3.7%
	Massachusetts Bay Transportation Authority Revenue Assessment Series A 5.75%, due 7/1/18 (d)	210,000	221,924
¤	Massachusetts State Health & Educational Facilities Authority Revenue, Caregroup
	Series E2 5.00%, due 7/1/17	3,000,000	2,954,370
	5.00%, due 7/1/18	3,500,000	3,396,260
	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology Series A 5.00%, due 7/1/19	500,000	576,515
			7,149,069

	Michigan 0.1%
	Michigan Tobacco Settlement Finance Authority 6.00%, due 6/1/34	250,000	157,770

	Nevada 2.0%
	Clark County Nevada Passenger Facility Charge Revenue, Las Vegas-McCarran International Airport Series A-2, Insured: AMBAC 5.00%, due 7/1/26 (c)	4,000,000	3,820,640

	New Jersey 2.4%
	New Jersey State Trust Fund Transportation Authority System Series C, Insured: FSA 5.50%, due 12/15/17 (f)	3,810,000	4,559,351

	New Mexico 1.5%
	New Mexico Finance Authority State Transportation Revenue Series A, Insured: MBIA 5.00%, due 6/15/22 (e)	2,750,000	2,930,978

	New York 7.8%
	Metropolitan Transportation Authority of New York Revenue 5.00%, due 11/15/30 (a)	5,000,000	5,215,200
	New York City Industrial Development Agency Revenue Yankee Stadium Insured: FGIC 5.00%, due 3/1/31 (g)	520,000	411,257
	New York State Dormitory Authority Lease Revenue Court Facilities City of New York
	7.375%, due 5/15/10	1,375,000	1,454,585
	7.50%, due 5/15/11	1,740,000	1,836,605
¤	New York State Dormitory Authority Revenue
	Series A, Insured: MBIA 6.00%, due 7/1/19 (e)	3,700,000	4,516,146
	Series B 7.50%, due 5/15/11 (d)	1,250,000	1,388,300
	New York State Environmental Facilities Corp. Pollution Control Revenue, State Water Revolving Fund Series A 7.50%, due 6/15/12	95,000	95,520
			14,917,613

	North Carolina 6.0%
	North Carolina Eastern Municipal Power Agency Systems Revenue
	Series A 5.50%, due 1/1/12	2,000,000	2,104,060
	Series D 6.75%, due 1/1/26	2,000,000	2,016,440
	North Carolina Housing Finance Agency Home Ownership Series 13-A 4.25%, due 1/1/28 (b)	85,000	82,891
¤	North Carolina Municipal Power Agency N1, Catawba Electric Revenue Series B 6.50%, due 1/1/20	7,000,000	7,188,720
			11,392,111

	Ohio 4.2%
¤	Buckeye, Ohio, Tobacco Settlement Financing Authority 5.75%, due 6/1/34	9,750,000	5,813,827
	Lorain County Ohio Hospital Revenue, Catholic Healthcare 5.375%, due 10/1/30	2,300,000	2,162,552
			7,976,379

	Oklahoma 0.7%
	Oklahoma Department of Transportation Revenue Series A 5.00%, due 9/1/13	1,260,000	1,416,593

	Puerto Rico 5.0%
	Puerto Rico Commonwealth Infrastructure Financing Special Authority Series A 5.50%, due 10/1/17	1,500,000	1,611,135
¤	Puerto Rico Public Buildings Authority Revenue Guaranteed Government Facilities Series I 5.00%, due 7/1/36	10,000,000	7,962,600
			9,573,735

	South Carolina 0.6%
	South Carolina Jobs-Economic Development Authority/ Economic Development Revenue, Bon Secours-St. Francis Medical Center Series A 5.625%, due 11/15/30	935,000	1,076,063

	Tennessee 1.9%
	Tennessee Energy Acquisition Corp., Gas Revenue Series A 5.25%, due 9/1/24	5,000,000	3,691,150

	Texas 12.1%
	Dallas, Texas Area Rapid Transit Sales Tax Revenue Insured: AMBAC 5.00%, due 12/1/16 (c)	1,500,000	1,763,790
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Revenue Series A, Insured: FGIC 6.00%, due 11/1/28 (b)(g)	4,000,000	3,812,960
	El Paso, Texas Insured: FGIC 5.00%, due 8/15/19 (g)	3,815,000	4,225,990
	Plano, Texas Independent School District General Obligation Series A 5.00%, due 2/15/13	1,000,000	1,128,490
	San Antonio, Texas Electric & Gas (Escrow Shares) Series 2000 5.00%, due 2/1/17 (i)	5,040,000	5,646,211
	San Antonio, Texas Electric & Gas Revenue Series A 5.25%, due 2/1/14	2,000,000	2,286,980
	San Juan, Texas Alamo Independent School District General Obligation 5.00%, due 2/1/14	2,000,000	2,290,740
	Texas State College Student Loan 5.50%, due 8/1/10 (b)	1,760,000	1,834,431
			22,989,592

Washington 3.3%
Washington Energy Northwest Electric Revenue, Bonneville Power Administration Series A, Insured: MBIA 5.25%, due 7/1/15 (e)	2,000,000	2,284,720
Washington State Motor Vehicle Fuel Tax Revenue Series B, Insured: MBIA, FGIC 5.00%, due 7/1/16 (e)(g)	2,000,000	2,202,040
Washington State Various Purposes Series C 5.00%, due 2/1/17	1,500,000	1,752,225

		6,238,985
West Virginia 0.9%
Kanawha Mercer Nicholas Counties West Virginia Single Family Mortgage Revenue (zero coupon), due 2/1/15 (d)	2,230,000	1,761,522

Total Municipal Bonds (Cost $190,108,346)		184,753,900

Short-Term Investments 2.5%
Repurchase Agreement 1.7%
Massachusetts
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $3,182,053 (Collateralized by a United States Treasury Bill with a rate of 0.263% and a maturity date of 5/21/09, with a Principal Amount of $3,250,000 and a Market Value of $3,247,400)	3,182,039	3,182,039

Total Repurchase Agreement (Cost $3,182,039)		3,182,039

U.S. Government 0.8%
United States
United States Treasury Bill 0.037%, due 2/5/09 (j)	1,500,000	1,499,991

Total U.S. Government (Cost $1,499,991)		1,499,991

Total Short-Term Investments (Cost $4,682,030)		4,682,030

Total Investments (Cost $194,790,376) (k)	99.3%	189,435,930
Cash and Other Assets,
Less Liabilities	0.7	1,339,259

Net Assets	100.0%	$190,775,189

¤	Among the Fund's 10 largest issuers held, as of January 31, 2009, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect at January 31, 2009.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	AMBAC - Ambac Assurance Corp.
(d)	Pre-refunding Security - issuer has or will issue new bonds and use the proceeds to purchase Treasury securities that mature at or near the same date as the original issue's call date.
(e)	MBIA - MBIA Insurance Corp.
(f)	FSA - Financial Security Assurance, Inc.
(g)	FGIC - Financial Guaranty Insurance Co.
(h)	XLCA - XL Capital Assurance, Inc.
(i)	Non-income producing security.
(j)	Interest rate presented is yield to maturity.
(k)	At January 31, 2009, cost is $194,790,376 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$7,593,109
Gross unrealized depreciation	(12,947,555)
Net unrealized depreciation	$(5,354,446)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	189,435,930
Level 3 - Significant Unobservable Inputs	-
Total	$189,435,930

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Total Return Fund

Portfolio of Investments ††† January 31, 2009 unaudited
	Principal Amount	Value
Long-Term Bonds 52.1%†
Asset-Backed Securities 2.5%
Automobile 0.1%
Superior Wholesale Inventory Financing Trust Series 2007-AE1, Class A 0.433%, due 1/15/12 (a)	$340,000	$238,000

Consumer Finance 0.3%
Harley-Davidson Motorcycle Trust Series 2007-1, Class A3 5.22%, due 3/15/12	1,207,080	1,190,047

Consumer Loans 0.4%
Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,600,000	1,584,662

Credit Cards 1.1%
Bank of America Credit Card Trust Series 2006-C4, Class C4 0.563%, due 11/15/11 (a)	745,000	658,105
Chase Issuance Trust Series 2006-C4, Class C4 0.623%, due 1/15/14 (a)	1,315,000	772,062
Citibank Credit Card Issuance Trust Series 2006-C4, Class C4 0.649%, due 1/9/12 (a)	1,400,000	1,087,639
MBNA Credit Card Master Note Trust Series 2005-A3, Class A3 4.10%, due 10/15/12	820,000	809,799
Murcie Lago International, Ltd. Series 2006-1X, Class A 3.49%, due 3/27/11 (a)(b)(c)	700,000	633,528
		3,961,133

Diversified Financial Services 0.3%
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.261%, due 4/25/37 (d)	880,000	563,800
Dunkin Securitization Series 2006-1, Class A2 5.779%, due 6/20/31 (d)	630,000	425,647
USXL Funding LLC Series 2006-1A, Class A 5.379%, due 4/15/14 (c)(d)	224,012	198,955
		1,188,402

Home Equity 0.3%
Citicorp Residential Mortgage Securities, Inc.
Series 2006-3, Class A3 5.61%, due 11/25/36 (e)	495,000	412,468
Series 2006-1, Class A3 5.706%, due 7/25/36 (e)	855,000	714,387
		1,126,855

Total Asset-Backed Securities (Cost $11,201,357)		9,289,099

Convertible Bonds 4.0%
Aerospace & Defense 0.1%
L-3 Communications Corp. 3.00%, due 8/1/35	435,000	456,750

Airlines 0.1%
JetBlue Airways Corp. 3.75%, due 3/15/35	252,000	210,735

Auto Manufacturers 0.0%‡
Ford Motor Co. 4.25%, due 12/15/36	391,000	91,885

Biotechnology 0.1%
Amgen, Inc. 0.125%, due 2/1/11	367,000	343,145
Gilead Sciences, Inc. 0.625%, due 5/1/13	34,000	46,452
		389,597

Coal 0.0%‡
Peabody Energy Corp. 4.75%, due 12/15/66	190,000	130,863

Commercial Services 0.0%‡
Sotheby's 3.125%, due 6/15/13 (d)	129,000	83,528

Computers 0.2%
EMC Corp. 1.75%, due 12/1/11	782,000	762,450

Distribution & Wholesale 0.1%
WESCO International, Inc. 1.75%, due 11/15/26	313,000	217,926

Diversified Financial Services 0.2%
Nasdaq Stock Market, Inc. (The) 2.50%, due 8/15/13 (d)	873,000	676,575

Electrical Components & Equipment 0.1%
General Cable Corp. 0.875%, due 11/15/13	306,000	197,370

Electronics 0.3%
Fisher Scientific International, Inc. 3.25%, due 3/1/24	480,000	547,800
Itron, Inc. 2.50%, due 8/1/26	182,000	212,030
TTM Technologies, Inc. 3.25%, due 5/15/15	299,000	173,420
		933,250

Energy - Alternate Sources 0.2%
Covanta Holding Corp. 1.00%, due 2/1/27	946,000	812,377

Entertainment 0.0%‡
Lions Gate Entertainment Corp.
2.938%, due 10/15/24	60,000	44,100
3.625%, due 3/15/25	90,000	62,100
		106,200

Environmental Controls 0.1%
Waste Connections, Inc. 3.75%, due 4/1/26	343,000	361,007

Food 0.2%
Great Atlantic & Pacific Tea Co. 6.75%, due 12/15/12	353,000	195,474
Spartan Stores, Inc. 3.375%, due 5/15/27	582,000	426,315
		621,789

Health Care - Products 0.3%
Medtronic, Inc. 1.625%, due 4/15/13	1,032,000	914,610

Insurance 0.0%‡
Conseco, Inc. (zero coupon), beginning 9/30/10 3.50%, due 9/30/35	20,000	8,850

Media 0.0%‡
Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (d)	196,000	82,320

Miscellaneous - Manufacturing 0.1%
Eastman Kodak Co. 3.375%, due 10/15/33	229,000	184,631

Oil & Gas 0.8%
Chesapeake Energy Corp. 2.50%, due 5/15/37	752,000	471,880
Nabors Industries, Inc. 0.94%, due 5/15/11	744,000	645,420
St. Mary Land & Exploration Co. 3.50%, due 4/1/27	470,000	350,738
Transocean, Inc.
Series C 1.50%, due 12/15/37	1,225,000	975,406
Series A 1.625%, due 12/15/37	640,000	569,600
		3,013,044

Oil & Gas Services 0.2%
Cameron International Corp. 2.50%, due 6/15/26	181,000	187,787
Schlumberger, Ltd. Series B 2.125%, due 6/1/23	414,000	519,570
		707,357

Pharmaceuticals 0.5%
ALZA Corp. (zero coupon), due 7/28/20	777,000	698,329
Enzon Pharmaceuticals, Inc. 4.00%, due 6/1/13	344,000	275,630
Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	813,000	869,910
		1,843,869

Real Estate Investment Trusts 0.0%‡
Macerich Co. (The) 3.25%, due 3/15/12 (d)	175,000	91,656

Retail 0.1%
Costco Wholesale Corp. (zero coupon), due 8/19/17	171,000	175,703
TJX Cos., Inc. (zero coupon), due 2/13/21	188,000	145,465
		321,168

Semiconductors 0.0%‡
ON Semiconductor Corp. 2.625%, due 12/15/26	223,000	141,326

Software 0.1%
Sybase, Inc. 1.75%, due 2/22/25	362,000	425,350
SYNNEX Corp. 4.00%, due 5/15/18 (d)	139,000	97,995
		523,345

Telecommunications 0.2%
Anixter International, Inc. 1.00%, due 2/15/13	433,000	299,311
SBA Communications Corp. 1.875%, due 5/1/13 (d)	843,000	596,423
		895,734

Total Convertible Bonds (Cost $18,801,275)		14,780,212

Corporate Bonds 11.7%
Advertising 0.0%‡
Lamar Media Corp. 6.625%, due 8/15/15	120,000	90,000

Aerospace & Defense 0.1%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
8.50%, due 4/1/15	65,000	20,800
9.75%, due 4/1/17	25,000	4,500
United Technologies Corp. 5.40%, due 5/1/35	250,000	230,583
		255,883

Agriculture 0.4%
Altria Group, Inc. 9.70%, due 11/10/18	1,250,000	1,367,884
Cargill, Inc. 4.375%, due 6/1/13 (d)	200,000	184,466
Reynolds American, Inc. 7.625%, due 6/1/16	37,000	32,283
		1,584,633

Airlines 0.0%‡
Delta Air Lines, Inc. (Escrow Shares)
8.00%, due 6/3/49 (f)	40,000	800
10.375%, due 12/15/22 (f)	100,000	1,875
Northwest Airlines, Inc. (Escrow Shares)
7.625%, due 11/15/23 (f)	42,700	150
8.875%, due 6/1/49 (f)	30,000	30
10.00%, due 2/1/09 (f)	17,300	17
		2,872

Auto Parts & Equipment 0.1%
FleetPride Corp. 11.50%, due 10/1/14 (d)	140,000	121,800
Goodyear Tire & Rubber Co. (The) 8.625%, due 12/1/11	68,000	64,940
Lear Corp.
Series B 8.50%, due 12/1/13	53,000	12,190
8.75%, due 12/1/16	65,000	12,350
Tenneco Automotive, Inc. 8.625%, due 11/15/14	80,000	24,400
		235,680

Banks 2.3%
GMAC LLC 8.00%, due 11/1/31 (d)	211,000	126,382
HSBC USA, Inc. 3.125%, due 12/16/11 (g)	1,970,000	2,016,878
PNC Funding Corp. 2.30%, due 6/22/12 (g)	2,280,000	2,268,470
Regions Bank 3.25%, due 12/9/11 (g)	1,650,000	1,695,987
Sovereign Bank 2.75%, due 1/17/12 (g)	1,790,000	1,810,125
USB Capital IX 6.189%, due 4/15/49	200,000	84,000
Wachovia Corp. 5.50%, due 5/1/13	300,000	309,199
		8,311,041

Beverages 0.0%‡
Constellation Brands, Inc. 7.25%, due 5/15/17	95,000	91,200

Building Materials 0.1%
USG Corp. 6.30%, due 11/15/16	705,000	433,575

Chemicals 0.1%
Equistar Chemicals, L.P. 7.55%, due 2/15/26 (f)	90,000	27,900
MacDermid, Inc. 9.50%, due 4/15/17 (d)	70,000	34,300
Millennium America, Inc. 7.625%, due 11/15/26 (f)	110,000	7,700
Mosaic Global Holdings, Inc.
7.375%, due 12/1/14 (d)	80,000	76,800
7.625%, due 12/1/16 (d)	95,000	89,300
Phibro Animal Health Corp. 10.00%, due 8/1/13 (d)	80,000	64,000
Tronox Worldwide LLC/Tronox Finance Corp. 9.50%, due 12/1/12 (f)	100,000	14,000
		314,000

Coal 0.1%
Peabody Energy Corp.
7.375%, due 11/1/16	70,000	68,250
7.875%, due 11/1/26	120,000	102,000
		170,250

Commercial Services 0.1%
Cardtronics, Inc. 9.25%, due 8/15/13	95,000	67,213
Service Corp. International
7.375%, due 10/1/14	55,000	52,525
7.625%, due 10/1/18	55,000	50,600
		170,338

Diversified Financial Services 3.5%
American General Finance Corp. 6.90%, due 12/15/17	240,000	107,620
AmeriCredit Corp. 8.50%, due 7/1/15	95,000	83,125
Citigroup, Inc. 5.00%, due 9/15/14	1,475,000	1,193,204
General Electric Capital Corp.
3.00%, due 12/9/11 (g)	1,540,000	1,572,357
6.875%, due 1/10/39	825,000	730,975
Goldman Sachs Group, Inc. (The) 5.95%, due 1/18/18	800,000	721,168
Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (d)	270,000	162,454
HSBC Finance Corp. 4.75%, due 4/15/10	760,000	752,832
John Deere Capital Corp. 2.875%, due 6/19/12 (g)	2,545,000	2,581,073
JPMorgan Chase & Co. 2.125%, due 6/22/12 (g)	2,705,000	2,676,914
LaBranche & Co., Inc. 11.00%, due 5/15/12	30,000	26,475
Morgan Stanley
5.05%, due 1/21/11	340,000	330,162
6.75%, due 4/15/11	1,680,000	1,679,716
NSG Holdings LLC/NSG Holdings, Inc. 7.75%, due 12/15/25 (d)	55,000	44,550
		12,662,625

Electric 0.4%
AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	108,278	100,265
Appalachian Power Co. 5.65%, due 8/15/12	490,000	487,487
NRG Energy, Inc.
7.25%, due 2/1/14	15,000	14,325
7.375%, due 2/1/16	30,000	28,575
PPL Energy Supply LLC 6.50%, due 5/1/18	750,000	640,427
Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	90,000	81,000
Reliant Energy, Inc.
7.625%, due 6/15/14	25,000	20,438
7.875%, due 6/15/17	215,000	174,150
		1,546,667

Electrical Components & Equipment 0.0%‡
Belden, Inc. 7.00%, due 3/15/17	90,000	68,400

Entertainment 0.2%
Gaylord Entertainment Co.
6.75%, due 11/15/14	25,000	18,375
8.00%, due 11/15/13	55,000	42,212
Jacobs Entertainment, Inc. 9.75%, due 6/15/14	70,000	37,450
Mohegan Tribal Gaming Authority 6.375%, due 7/15/09	60,000	58,050
Penn National Gaming, Inc. 6.75%, due 3/1/15	180,000	145,800
Speedway Motorsports, Inc. 6.75%, due 6/1/13	175,000	140,000
Vail Resorts, Inc. 6.75%, due 2/15/14	180,000	142,200
		584,087

Environmental Controls 0.0%‡
Geo Sub Corp. 11.00%, due 5/15/12	60,000	43,200

Finance - Auto Loans 0.0%‡
Ford Motor Credit Co. LLC
7.375%, due 10/28/09	70,000	62,741
7.875%, due 6/15/10	3,000	2,478
		65,219

Finance - Other Services 0.1%
American Real Estate Partners, L.P./American Real Estate Finance Corp.
7.125%, due 2/15/13	250,000	203,750
8.125%, due 6/1/12	305,000	263,062
		466,812

Food 0.0%‡
Stater Brothers Holdings 7.75%, due 4/15/15	26,000	23,790

Forest Products & Paper 0.1%
Bowater, Inc. 9.375%, due 12/15/21	250,000	45,000
Georgia-Pacific Corp.
7.00%, due 1/15/15 (d)	150,000	138,000
7.125%, due 1/15/17 (d)	305,000	278,312
7.75%, due 11/15/29	5,000	3,475
8.00%, due 1/15/24	20,000	14,600
8.875%, due 5/15/31	30,000	22,800
		502,187

Hand & Machine Tools 0.0%‡
Baldor Electric Co. 8.625%, due 2/15/17	90,000	75,600

Health Care - Products 0.1%
Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15	145,000	55,100
Cooper Cos., Inc. (The) 7.125%, due 2/15/15	70,000	59,500
Invacare Corp. 9.75%, due 2/15/15	110,000	100,100
Universal Hospital Services, Inc.
5.943%, due 6/1/15 (a)	40,000	26,800
8.50%, due 6/1/15 (h)	40,000	33,800
VWR Funding, Inc. Series B 10.25%, due 7/15/15 (h)	95,000	70,300
		345,600

Health Care - Services 0.1%
Alliance Imaging, Inc. 7.25%, due 12/15/12	40,000	37,000
Community Health Systems, Inc. 8.875%, due 7/15/15	215,000	206,937
HCA, Inc. 8.75%, due 9/1/10	135,000	132,638
Psychiatric Solutions, Inc. 7.75%, due 7/15/15	90,000	73,800
		450,375

Holding Company - Diversified 0.0%‡
Susser Holdings LLC 10.625%, due 12/15/13	65,000	60,450

Household Products & Wares 0.0%‡
Jarden Corp. 7.50%, due 5/1/17	75,000	54,000
Libbey Glass, Inc. 9.568%, due 6/1/11 (a)	80,000	35,200
		89,200

Insurance 0.2%
Crum & Forster Holdings Corp. 7.75%, due 5/1/17	215,000	162,325
Fund American Cos., Inc. 5.875%, due 5/15/13	595,000	441,694
HUB International Holdings, Inc. 9.00%, due 12/15/14 (d)	195,000	131,625
USI Holdings Corp.
6.024%, due 11/15/14 (a)(d)	35,000	16,625
9.75%, due 5/15/15 (d)	95,000	43,700
		795,969

Lodging 0.1%
Boyd Gaming Corp. 7.75%, due 12/15/12	170,000	150,450
MTR Gaming Group, Inc.
Series B 9.00%, due 6/1/12	30,000	15,150
9.75%, due 4/1/10	50,000	38,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 4.496%, due 3/15/14 (a)(d)	85,000	40,375
		243,975

Machinery - Construction & Mining 0.2%
Caterpillar, Inc. 6.05%, due 8/15/36	825,000	743,711

Media 0.5%
Houghton Mifflin Harcourt Publishing Co. 7.20%, due 3/15/11	75,000	68,250
ION Media Networks, Inc.
4.344%, due 1/15/12 (a)(d)	30,000	4,688
7.344%, due 1/15/13 (d)(h)	37,405	1,777
Morris Publishing Group LLC 7.00%, due 8/1/13 (f)	74,000	5,920
News America Holdings, Inc. 8.00%, due 10/17/16	665,000	684,677
Rainbow National Services LLC 8.75%, due 9/1/12 (d)	75,000	74,812
Time Warner Cable, Inc. 8.25%, due 2/14/14	1,040,000	1,105,003
Ziff Davis Media, Inc.
8.873%, due 7/15/11 (a)(b)(c)	19,390	16,482
Ziff Davis Media, Inc. (Escrow Shares)
(zero coupon), due 5/1/12 (b)(c)	70,000	4,375
		1,965,984

Metal Fabricate & Hardware 0.0%‡
Mueller Water Products, Inc. 7.375%, due 6/1/17	90,000	69,750
Neenah Foundary Co. 9.50%, due 1/1/17	130,000	58,500
		128,250

Mining 0.3%
Alcoa, Inc. 5.90%, due 2/1/27	700,000	417,186
Freeport-McMoRan Copper & Gold, Inc.
8.25%, due 4/1/15	55,000	46,819
8.375%, due 4/1/17	110,000	91,300
Vulcan Materials Co. 6.30%, due 6/15/13	430,000	399,122
		954,427

Miscellaneous - Manufacturing 0.1%
Actuant Corp. 6.875%, due 6/15/17	85,000	69,700
RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	125,000	107,500
		177,200

Office & Business Equipment 0.3%
Xerox Corp. 7.625%, due 6/15/13	1,055,000	993,960

Oil & Gas 0.4%
Chaparral Energy, Inc. 8.50%, due 12/1/15	130,000	28,600
Chesapeake Energy Corp.
6.50%, due 8/15/17	135,000	110,025
6.875%, due 11/15/20	5,000	4,000
ConocoPhillips 6.50%, due 2/1/39	600,000	597,646
Forest Oil Corp. 7.25%, due 6/15/19	125,000	104,063
Hilcorp Energy I, L.P./Hilcorp Finance Co. 9.00%, due 6/1/16 (d)	60,000	48,900
Newfield Exploration Co. 6.625%, due 4/15/16	110,000	97,350
Pemex Project Funding Master Trust 6.625%, due 6/15/35	315,000	249,986
Pride International, Inc. 7.375%, due 7/15/14	35,000	33,600
Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	81,000	62,775
Stone Energy Corp. 6.75%, due 12/15/14	80,000	43,200
Whiting Petroleum Corp.
7.00%, due 2/1/14	135,000	108,000
7.25%, due 5/1/13	55,000	45,375
		1,533,520

Oil & Gas Services 0.1%
Allis-Chalmers Energy, Inc.
8.50%, due 3/1/17	61,000	29,890
9.00%, due 1/15/14	40,000	21,200
Complete Production Services, Inc. 8.00%, due 12/15/16	170,000	119,000
		170,090

Pharmaceuticals 0.3%
Medco Health Solutions, Inc. 7.25%, due 8/15/13	1,180,000	1,161,724
NBTY, Inc. 7.125%, due 10/1/15	70,000	55,475
		1,217,199

Pipelines 0.3%
ANR Pipeline Co. 9.625%, due 11/1/21	55,000	58,928
Copano Energy LLC 8.125%, due 3/1/16	70,000	57,400
El Paso Natural Gas Co. 7.50%, due 11/15/26	95,000	82,887
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
Series B 6.875%, due 11/1/14	125,000	91,250
8.50%, due 7/15/16	15,000	10,988
Nustar Logistics 7.65%, due 4/15/18	300,000	247,353
Plains All American Pipeline, L.P./PAA Finance Corp. 7.75%, due 10/15/12	730,000	679,138
		1,227,944

Real Estate Investment Trusts 0.2%
Health Care Property Investors, Inc. 6.00%, due 1/30/17	450,000	277,906
Host Marriott, L.P.
6.375%, due 3/15/15	145,000	116,000
Series Q 6.75%, due 6/1/16	35,000	28,000
Omega Healthcare Investors, Inc. 7.00%, due 4/1/14	75,000	69,000
Vornado Realty Trust 3.625%, due 11/15/26	464,000	379,320
		870,226

Retail 0.1%
CVS Caremark Corp. 5.789%, due 1/10/26 (d)	298,693	236,849
Rite Aid Corp.
8.625%, due 3/1/15	127,000	35,560
9.375%, due 12/15/15	65,000	18,525
Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13	22,000	16,500
		307,434

Telecommunications 0.6%
AT&T, Inc. 6.55%, due 2/15/39	670,000	667,534
GCI, Inc. 7.25%, due 2/15/14	85,000	74,163
iPCS, Inc. 5.318%, due 5/1/13 (a)	35,000	24,850
Lucent Technologies, Inc. 6.45%, due 3/15/29	530,000	177,550
PAETEC Holding Corp. 9.50%, due 7/15/15	70,000	45,500
Qwest Communications International, Inc. 7.25%, due 2/15/11	57,000	53,865
Qwest Corp.
7.125%, due 11/15/43	20,000	12,900
7.25%, due 9/15/25	45,000	33,075
7.50%, due 10/1/14	145,000	131,950
8.875%, due 3/15/12	30,000	29,850
Verizon Communications, Inc. 8.75%, due 11/1/18	630,000	733,799
		1,985,036

Textiles 0.0%‡
INVISTA 9.25%, due 5/1/12 (d)	80,000	56,800

Transportation 0.2%
Atlantic Express Transportation Corp. 11.626%, due 4/15/12 (a)	35,000	17,500
Union Pacific Corp. 6.125%, due 1/15/12	850,000	851,403
		868,903

Trucking & Leasing 0.0%‡
Greenbrier Cos., Inc. 8.375%, due 5/15/15	85,000	45,900

Total Corporate Bonds (Cost $48,149,011)		42,930,212

Foreign Government Bonds 0.3%
Foreign Sovereign 0.3%
Republic of Panama 9.375%, due 4/1/29	860,000	965,350
Republic of Venezuela 6.00%, due 12/9/20	309,000	118,965
		1,084,315

Total Foreign Government Bonds (Cost $1,192,802)		1,084,315

Loan Assignments & Participations 0.2% (i)
Broadcasting 0.0%‡
Nielsen Finance LLC Dollar Term Loan 3.884%, due 8/9/13	97,751	77,468

Buildings & Real Estate 0.1%
LNR Property Corp. Initial Tranche B Term Loan 6.69%, due 7/12/11	184,800	97,636

Healthcare, Education & Childcare 0.1%
Community Health Systems, Inc. New Loan Term B 4.445%, due 7/25/14	188,598	159,435
HCA, Inc. Term Loan B 3.709%, due 11/18/13	245,000	201,986
Talecris Biotherapeutics, Inc. 2nd Lien Term Loan 8.64%, due 12/6/14	115,000	96,025
		457,446
	Leisure, Amusement, Motion Pictures & Entertainment 0.0%‡
	Town Sports International, Inc. Term Loan 2.25%, due 2/27/14	98,250	47,160

	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 11/26/10 (b)(c)	63,908	32,274

	Retail Store 0.0%‡
	Toys 'R' Us (Delaware), Inc. Term Loan 5.961%, due 1/19/13	140,000	70,300

	Total Loan Assignments & Participations (Cost $1,241,085)		782,284

	Mortgage-Backed Securities 1.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	1,175,000	1,126,436
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.619%, due 12/25/36 (a)(c)(d)	396,728	293,766
	Commercial Mortgage Loan Trust 6.02%, due 12/10/49 (a)	1,085,000	709,262
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	860,000	574,337
	GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.799%, due 8/10/45 (a)	880,000	525,595
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2 3.246%, due 3/15/29	578,181	576,800
	Series 2004-C7, Class A1 3.625%, due 10/15/29	301,793	298,973
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 2.13%, due 2/25/42 (a)(b)(c)(d)	811,838	769,297
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (b)(d)	280,000	196,504
	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C14, Class A1 3.477%, due 8/15/41	66,036	65,609
	Series 2007-C33, Class A4 6.10%, due 2/15/51	1,085,000	595,570

	Total Mortgage-Backed Securities (Cost $7,103,437)		5,732,149

	Municipal Bonds 0.3%
	Texas 0.2%
	Harris County Texas Industrial Development Corp. Solid Waste Deer Park 5.683%, due 3/1/23 (a)	660,000	658,924

	West Virginia 0.1%
	Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	670,000	387,488

	Total Municipal Bonds (Cost $1,330,000)		1,046,412

	U.S. Government & Federal Agencies 29.0%
	Fannie Mae (Collateralized Mortgage Obligation) 0.1%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	587,585	603,735

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 5.8%
	3.00%, due 8/1/10	419,436	416,567
	4.294%, due 3/1/35 (a)	1,007,110	1,016,064
	5.00%, due 8/1/33	1,315,590	1,341,203
	5.027%, due 6/1/35 (a)	1,310,934	1,337,021
	5.50%, due 1/1/21	5,227,592	5,400,249
	5.50%, due 7/1/34	6,273,374	6,443,081
	5.50%, due 1/1/36	1,240,344	1,271,184
	5.50%, due 9/1/36	2,081,178	2,131,299
	6.00%, due 3/1/36	1,814,023	1,875,568
			21,232,236

¤	Federal National Mortgage Association 4.3%
	4.625%, due 5/1/13	10,620,000	10,667,259
	5.125%, due 1/2/14	810,000	825,025
	6.25%, due 2/1/11	4,000,000	4,206,540
			15,698,824

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.0%
	4.50%, due 4/1/18	883,821	901,136
	4.50%, due 7/1/18	3,180,092	3,242,392
	4.50%, due 6/1/23	3,343,963	3,395,178
	5.00%, due 9/1/20	295,183	302,718
	5.00%, due 10/1/20	299,978	307,635
	5.00%, due 12/1/20	603,663	619,073
	5.00%, due 7/1/35	5,118,993	5,213,854
	5.50%, due 4/1/21	2,997,047	3,095,097
	5.50%, due 6/1/21	2,318,202	2,392,232
	5.50%, due 11/1/33	1,321,964	1,358,291
	5.50%, due 12/1/33	1,146,784	1,178,297
	5.50%, due 6/1/34	1,848,926	1,897,422
	5.50%, due 10/1/38	6,534,741	6,700,016
	6.00%, due 1/1/33	868,896	900,647
	6.00%, due 3/1/33	917,270	950,215
	6.00%, due 9/1/34	979,006	1,012,333
	6.00%, due 9/1/35	3,388,809	3,502,725
	6.00%, due 10/1/35	2,277,534	2,352,217
	6.00%, due 12/1/38	4,024,293	4,151,628
	6.00%, due 1/31/39 TBA (j)	1,820,000	1,875,882
	6.50%, due 6/1/31	376,359	395,063
	6.50%, due 8/1/31	340,143	357,047
	6.50%, due 10/1/31	231,252	242,745
	6.50%, due 1/31/39 TBA (j)	1,180,000	1,229,043
			47,572,886

	Freddie Mac (Collateralized Mortgage Obligation) 0.2%
	Series 2632, Class NH 3.50%, due 6/15/13	713,940	716,146

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 2.3%
	6.00%, due 4/15/29	980,527	1,014,853
	6.00%, due 8/15/32	1,408,993	1,455,035
	6.00%, due 1/31/39 TBA (j)	1,300,000	1,337,375
	6.50%, due 1/31/39 TBA (j)	4,375,000	4,534,959
			8,342,222

¤	United States Treasury Bonds 3.0%
	4.375%, due 2/15/38	6,490,000	7,356,013
	6.00%, due 2/15/26	335,000	427,805
	6.25%, due 8/15/23	1,230,000	1,555,950
	6.25%, due 5/15/30	1,125,000	1,505,039
	6.875%, due 8/15/25	125,000	173,945
			11,018,752

	United States Treasury Strip Principal 0.3%
	(zero coupon), due 8/15/28	2,265,000	1,029,327

	Total U.S. Government & Federal Agencies (Cost $105,133,006)		106,214,128

	Yankee Bonds 2.5% (k)
	Banks 0.1%
	ATF Capital B.V. 9.25%, due 2/21/14 (d)	460,000	299,000

	Beverages 0.1%
	Coca-Cola HBC Finance B.V. 5.125%, due 9/17/13	430,000	438,201

	Biotechnology 0.1%
	FMC Finance III S.A. 6.875%, due 7/15/17	220,000	212,300

	Building Materials 0.1%
	Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (d)	645,000	193,500

	Coal 0.0%‡
	Raspadskaya Securities, Ltd. 7.50%, due 5/22/12	180,000	108,000

	Commercial Services 0.0%‡
	Quebecor World, Inc. 9.75%, due 1/15/15 (d)(f)	110,000	7,013

	Diversified Financial Services 0.0%‡
	BP Capital Markets PLC 5.25%, due 11/7/13	130,000	138,100

	Electric 0.3%
	Electricite de France 6.95%, due 1/26/39 (d)	215,000	221,678
	Intergen N.V. 9.00%, due 6/30/17 (d)	215,000	199,950
	SP PowerAssets, Ltd. 5.00%, due 10/22/13 (d)	625,000	631,436
			1,053,064

	Electronics 0.0%‡
	NXP B.V./NXP Funding LLC 7.875%, due 10/15/14	265,000	74,200

Forest Products & Paper 0.0%‡
Bowater Canada Finance 7.95%, due 11/15/11	20,000	3,700
Catalyst Paper Corp. 7.375%, due 3/1/14	100,000	36,000
Smurfit Capital Funding PLC 7.50%, due 11/20/25	185,000	105,450
		145,150

Health Care - Products 0.2%
Covidien International Finance S.A. 6.00%, due 10/15/17	560,000	569,650

Holding Company - Diversified 0.2%
Hutchison Whampoa International, Ltd. 6.50%, due 2/13/13 (d)	650,000	658,865

Insurance 0.1%
Fairfax Financial Holdings, Ltd.
7.375%, due 4/15/18	35,000	28,350
8.30%, due 4/15/26	20,000	15,250
Nippon Life Insurance Co. 4.875%, due 8/9/10 (d)	340,000	316,670
		360,270

Media 0.4%
British Sky Broadcasting Group PLC 9.50%, due 11/15/18 (d)	665,000	671,380
BSKYB Finance UK PLC 6.50%, due 10/15/35 (d)	1,130,000	830,126
CanWest MediaWorks, L.P. 9.25%, due 8/1/15 (d)	120,000	17,400
Quebecor Media, Inc. 7.75%, due 3/15/16	15,000	11,775
Videotron, Ltee 6.375%, due 12/15/15	75,000	66,000
		1,596,681

Miscellaneous - Manufacturing 0.2%
Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (d)	700,000	670,771

Oil & Gas 0.6%
Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (d)	200,000	140,000
Gazprom International S.A. 7.201%, due 2/1/20 (d)	583,631	480,036
Shell International Finance B.V. 6.375%, due 12/15/38	1,095,000	1,144,111
TNK-BP Finance S.A. 7.50%, due 7/18/16 (d)	470,000	296,100
		2,060,247

Pharmaceuticals 0.0%‡
Angiotech Pharmaceuticals, Inc. 5.953%, due 12/1/13 (a)	60,000	31,500

Telecommunications 0.1%
Millicom International Cellular S.A. 10.00%, due 12/1/13	65,000	62,075
Nortel Networks, Ltd. 10.75%, due 7/15/16 (f)	70,000	11,375
Rogers Wireless, Inc. 9.625%, due 5/1/11	275,000	281,060
Satelites Mexicanos S.A. de C.V. 10.209%, due 11/30/11 (a)	85,000	52,700
		407,210

Transportation 0.0%‡
Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14	30,000	25,800

Total Yankee Bonds (Cost $10,984,237)		9,049,522

Total Long-Term Bonds (Cost $205,136,210)		190,908,333

		Shares	Value
	Common Stocks 44.4%
	Aerospace & Defense 1.7%
	Cobham PLC	63,717	197,605
	L-3 Communications Holdings, Inc.	23,200	1,833,264
	Northrop Grumman Corp.	20,400	981,648
	Rolls-Royce Group PLC (l)	25,870	124,469
¤	United Technologies Corp.	63,600	3,052,164
			6,189,150

	Agriculture 0.5%
	Philip Morris International, Inc.	49,400	1,835,210

	Airlines 0.0%‡
	Delta Air Lines, Inc. (l)	1,441	9,943

	Apparel 0.0%‡
	Esprit Holdings, Ltd.	12,900	69,539

	Banks 1.4%
	Bank of America Corp.	85,104	559,984
	Bank of New York Mellon Corp. (The)	31,832	819,356
	Capital One Financial Corp.	34,200	541,728
	DBS Group Holdings, Ltd.	27,900	163,009
	PNC Financial Services Group, Inc.	19,900	647,148
	Svenska Handelsbanken Class A	2,800	30,625
	U.S. Bancorp	102,500	1,521,100
	Wells Fargo & Co.	42,200	797,580
			5,080,530

	Beverages 1.3%
	Chattem, Inc. (l)	4,200	283,920
	Coca-Cola Co. (The)	38,300	1,636,176
	Diageo PLC	8,900	121,756
	Hansen Natural Corp. (l)	22,100	740,350
	PepsiCo, Inc.	39,200	1,969,016
			4,751,218

	Biotechnology 2.0%
	Amgen, Inc. (l)	21,100	1,157,335
	Celgene Corp. (l)	27,300	1,445,535
	Genentech, Inc. (l)	22,300	1,811,652
¤	Gilead Sciences, Inc. (l)	60,300	3,061,431
			7,475,953

	Building Materials 0.0%‡
	Geberit A.G.	811	78,730

	Capital Markets 0.1%
	Affiliated Managers Group, Inc. (l)	12,100	486,299

	Chemicals 1.2%
	E.I. du Pont de Nemours & Co.	41,000	941,360
	Monsanto Co.	15,100	1,148,506
	Praxair, Inc.	34,400	2,141,744
			4,231,610

	Commercial Services 0.5%
	Alliance Data Systems Corp. (l)	24,800	1,031,432
	Iron Mountain, Inc. (l)	33,100	677,226
			1,708,658

	Computers 3.1%
	Apple, Inc. (l)	21,600	1,946,808
	EMC Corp. (l)	93,900	1,036,656
	Hewlett-Packard Co.	69,000	2,397,750
	Indra Sistemas S.A.	1,550	31,258
¤	International Business Machines Corp.	40,600	3,720,990
	Logitech International S.A. (l)	36,000	345,240
	OBIC Co., Ltd.	920	145,422
	Research In Motion, Ltd. (l)	29,325	1,624,605
			11,248,729

	Cosmetics & Personal Care 1.1%
	Avon Products, Inc.	51,700	1,057,265
	Beiersdorf A.G.	2,280	112,101
	Colgate-Palmolive Co.	23,700	1,541,448
	Procter & Gamble Co. (The)	24,300	1,324,350
			4,035,164

Distribution & Wholesale 0.1%
LKQ Corp. (l)	42,600	492,030

Diversified Financial Services 0.8%
Citigroup, Inc.	49,400	175,370
Goldman Sachs Group, Inc. (The)	18,600	1,501,578
ICAP PLC	11,200	38,305
JPMorgan Chase & Co.	50,444	1,286,827
		3,002,080

Electric 0.7%
FirstEnergy Corp.	15,100	754,849
NRG Energy, Inc. (l)	49,300	1,151,648
Scottish & Southern Energy PLC	15,500	268,428
Terna S.p.A.	150,000	456,623
		2,631,548

Electronics 1.4%
Amphenol Corp. Class A	69,500	1,817,425
Avnet, Inc. (l)	15,500	307,210
HOYA Pentax HD Corp.	15,200	275,795
Keyence Corp.	1,300	240,363
Murata Manufacturing Co., Ltd.	1,300	49,635
Thermo Fisher Scientific, Inc. (l)	68,400	2,457,612
Venture Corp., Ltd.	10,500	28,448
		5,176,488

Engineering & Construction 0.0%‡
ABB, Ltd. (l)	5,700	74,401

Entertainment 0.1%
OPAP S.A.	11,900	347,398

Food 1.7%
General Mills, Inc.	37,400	2,212,210
Kroger Co. (The)	98,000	2,205,000
Nestle S.A. Registered	16,650	576,771
Nissin Foods Holdings Co., Ltd.	8,400	289,865
Tesco PLC	120,900	627,596
Unilever N.V., C.V.A (m)	9,600	212,280
		6,123,722

Gas 0.4%
Enagas	27,900	485,835
Snam Rete Gas S.p.A.	159,577	833,125
Tokyo Gas Co., Ltd.	12,100	57,513
		1,376,473

Health Care - Products 2.5%
Alcon, Inc.	4,625	396,085
Baxter International, Inc.	17,600	1,032,240
Becton, Dickinson & Co.	32,600	2,369,042
C.R. Bard, Inc.	16,700	1,429,019
Johnson & Johnson	28,600	1,649,934
St. Jude Medical, Inc. (l)	61,600	2,240,392
Synthes, Inc.	450	54,431
Terumo Corp.	700	24,985
		9,196,128

Health Care - Services 0.4%
Covance, Inc. (l)	18,000	694,800
Coventry Health Care, Inc. (l)	24,300	367,659
UnitedHealth Group, Inc.	19,200	543,936
		1,606,395

Household Products & Wares 0.4%
Kimberly-Clark Corp.	25,600	1,317,632

Insurance 0.4%
Aflac, Inc.	650	15,086
Alleanza Assicurazioni S.p.A	11,600	78,942
Assicurazioni Generali S.p.A.	3,500	73,047
Hannover Rueckversicherung A.G.	6,975	214,518
MetLife, Inc.	41,000	1,177,930
Sampo OYJ	900	14,485
St James's Place PLC	100	275
		1,574,283

Internet 1.0%
Akamai Technologies, Inc. (l)	78,900	1,063,572
Equinix, Inc. (l)	26,100	1,392,435
Google, Inc. Class A (l)	3,300	1,117,149
Trend Micro, Inc. (l)	2,100	58,557
		3,631,713

Iron & Steel 0.1%
Nucor Corp.	6,800	277,372

Machinery 0.0%‡
BHM Technologies Holdings, Inc. (b)(c)	4,340	43

Machinery - Construction & Mining 0.1%
Caterpillar, Inc.	8,000	246,800

Machinery - Diversified 0.5%
Rockwell Automation, Inc.	19,400	505,176
Roper Industries, Inc.	30,900	1,271,226
		1,776,402

Media 1.1%
Cablevision Systems Corp. Class A	22,400	359,072
Comcast Corp. Class A	28,000	410,200
DIRECTV Group, Inc. (The) (l)	55,300	1,211,070
MediaSet S.p.A.	56,110	274,082
Nippon Television Network Corp.	200	20,727
Reed Elsevier N.V.	23,517	261,365
Singapore Press Holdings, Ltd.	16,600	30,900
Societe Television Francaise 1	19,775	213,700
Walt Disney Co. (The)	63,900	1,321,452
Ziff Davis Media, Inc. (Physical Certificates) (b)(c)	138	1
		4,102,569

Metal Fabricate & Hardware 0.5%
MISUMI Group, Inc.	2,600	29,897
Precision Castparts Corp.	28,000	1,818,600
		1,848,497

Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	12,400	311,736

Miscellaneous - Manufacturing 1.4%
3M Co.	11,100	597,069
Danaher Corp.	31,600	1,767,388
General Electric Co.	68,900	835,757
Honeywell International, Inc.	39,500	1,295,995
Illinois Tool Works, Inc.	20,300	662,998
Siemens A.G.	2,605	146,693
		5,305,900

Office & Business Equipment 0.1%
Canon, Inc.	3,800	104,692
Neopost S.A.	2,085	168,360
		273,052

Oil & Gas 2.2%
Apache Corp.	6,100	457,500
BP PLC, Sponsored ADR (n)	12,080	513,038
Chevron Corp.	29,800	2,101,496
ConocoPhillips	24,100	1,145,473
Devon Energy Corp.	9,100	560,560
ENI S.p.A.	9,900	210,928
ENI S.p.A., Sponsored ADR (n)	200	8,478
Hess Corp.	13,500	750,735
Royal Dutch Shell PLC Class A, ADR (n)	6,150	302,764
Suncor Energy, Inc.	16,300	313,775
Total S.A.	4,950	248,290
Transocean, Ltd. (l)	11,300	617,206
XTO Energy, Inc.	25,575	948,577
		8,178,820

Oil & Gas Services 1.0%
Baker Hughes, Inc.	27,500	916,300
Cameron International Corp. (l)	48,200	1,116,312
Halliburton Co.	18,400	317,400
National Oilwell Varco, Inc. (l)	44,800	1,184,512
Smith International, Inc.	12,800	290,560
		3,825,084

Packaging & Containers 0.2%
Crown Holdings, Inc. (l)	34,800	652,500

Pharmaceuticals 3.3%
Abbott Laboratories	35,100	1,945,944
Actelion, Ltd. Registered (l)	30	1,635
Astellas Pharma, Inc.	7,500	287,193
Bristol-Myers Squibb Co.	39,200	839,272
Cardinal Health, Inc.	22,700	854,655
Medco Health Solutions, Inc. (l)	59,600	2,677,828
Novartis A.G., ADR (n)	4,100	169,166
Novartis A.G. Registered	8,100	335,760
Pfizer, Inc.	44,100	642,978
Roche Holding A.G., Genusscheine	5,270	742,407
Santen Pharmaceutical Co., Ltd.	3,100	99,900
Shire PLC	3,600	52,745
Shire, Ltd., ADR (n)	400	17,468
Takeda Pharmaceutical Co., Ltd.	3,500	165,581
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (n)	33,100	1,371,995
United Therapeutics Corp. (l)	5,200	353,340
Wyeth	31,900	1,370,743
		11,928,610

Pipelines 0.3%
Williams Cos., Inc.	77,000	1,089,550

	Retail 4.5%
	AutoZone, Inc. (l)	6,300	837,207
	CVS Caremark Corp.	51,200	1,376,256
	FamilyMart Co, Ltd.	600	22,040
	GameStop Corp. Class A (l)	28,400	703,752
	Guess?, Inc.	69,300	1,115,037
	Home Depot, Inc. (The)	46,300	996,839
	Kohl's Corp. (l)	75,100	2,756,921
	Lowe's Cos., Inc.	69,700	1,273,419
	McDonald's Corp.	22,200	1,288,044
	Polo Ralph Lauren Corp.	18,000	738,540
	Ryohin Keikaku Co., Ltd.	1,300	54,266
	Target Corp.	19,200	599,040
	TJX Cos., Inc.	80,900	1,571,078
¤	Wal-Mart Stores, Inc.	68,600	3,232,432
			16,564,871

	Semiconductors 0.5%
	Intel Corp.	113,200	1,460,280
	Skyworks Solutions, Inc. (l)	49,200	212,544
			1,672,824

	Software 1.8%
	Autodesk, Inc. (l)	41,000	678,960
	Fiserv, Inc. (l)	21,800	692,150
¤	Microsoft Corp.	209,700	3,585,870
	Oracle Corp. (l)	107,800	1,814,274
			6,771,254

	Telecommunications 3.2%
	American Tower Corp. Class A (l)	39,700	1,204,498
	Anixter International, Inc. (l)	16,800	453,264
	AT&T, Inc.	60,000	1,477,200
	Belgacom S.A.	3,020	105,757
	Chunghwa Telecom Co, Ltd., ADR (n)	4,900	73,696
	Cisco Systems, Inc. (l)	52,600	787,422
	Harris Corp.	36,700	1,588,743
	Mobistar S.A.	2,890	212,622
	Nokia OYJ, Sponsored ADR (n)	62,900	771,783
	NTT DoCoMo, Inc.	64	112,847
	NTT DoCoMo, Inc., Sponsored ADR (n)	30,000	516,600
	Partner Communications, ADR (n)	2,000	30,900
	QUALCOMM, Inc.	52,200	1,803,510
	SBA Communications Corp. Class A (l)	32,800	652,720
	Telefonaktiebolaget LM Ericsson, Sponsored ADR (n)	3,800	30,362
	Telefonaktiebolaget LM Ericsson Class B	3,080	24,594
	Verizon Communications, Inc.	52,900	1,580,123
	Vodafone Group PLC, ADR (n)	18,000	334,620
			11,761,261

	Toys, Games & Hobbies 0.1%
	Nintendo Co., Ltd.	590	185,863
	Nintendo Co., Ltd., ADR (n)	500	18,200
			204,063

	Transportation 0.6%
	ConAgra Foods, Inc.	22,400	383,040
	Kuehne & Nagel International A.G.	600	33,107
	Norfolk Southern Corp.	31,500	1,208,340
	Singapore Post, Ltd.	31,400	16,016
	SMRT Corp., Ltd.	24,000	25,278
	TNT N.V.	10,900	190,574
	Union Pacific Corp.	8,900	389,731
			2,246,086

	Total Common Stocks (Cost $223,965,230)		162,788,318

	Convertible Preferred Stocks 0.8%
	Banks 0.2%
	Bank of America Corp. 7.25% Series L	1,050	529,725
	Wells Fargo & Co. 7.50%	150	95,550
			625,275

	Chemicals 0.0%‡
	Celanese Corp. 4.25%	10,700	161,169

	Diversified Financial Services 0.1%
	Affiliated Managers Group, Inc. 5.10%	12,300	240,619
	Citigroup, Inc. 6.50% Series T	12,900	196,725
	General Motors Acceptance Corp. Preferred Blocker, Inc. 7.00% (c)(d)	52	12,977
			450,321

	Investment Company 0.0%‡
	Vale Capital, Ltd. 6.75% Series RIO	4,700	146,405

	Mining 0.1%
	Freeport-McMoRan Copper & Gold, Inc. 6.75%	3,800	177,080

Pharmaceuticals 0.3%
Schering-Plough Corp. 6.00%	5,500	957,055

Software 0.0%‡
QuadraMed Corp. 5.50% (c)(d)(o)	10,700	142,032

Telecommunications 0.1%
Crown Castle International Corp. 6.25%	9,300	395,250

Total Convertible Preferred Stocks (Cost $5,194,732)		3,054,587

Exchange Traded Funds 0.2% (p)
iShares MSCI EAFE Index Fund (q)	4,800	185,760
iShares S&P Europe 350 Index Fund	15,150	402,384
Vanguard Europe Pacific Fund	6,600	155,892
Total Exchange Traded Funds (Cost $1,141,620)		744,036

Preferred Stocks 0.0%‡
Machinery 0.0%‡
BHM Technologies Holdings, Inc. (zero coupon) (b)(c)	52	1

Real Estate Investment Trusts 0.0%‡
Sovereign Real Estate Investment Corp. 12.00% (c)(d)	100	70,250

Total Preferred Stocks (Cost $147,000)		70,251

	Number of Warrants	Value
Warrants 0.0%‡
Airlines 0.0%‡
Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (d)(l)	19,654	72,198

Total Warrants (Cost $77,723)		72,198

	Principal Amount	Value
Short-Term Investment 4.2%
Repurchase Agreement 4.2%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $15,273,915 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $15,595,000 and a Market Value of $15,582,524)	$15,273,851	15,273,851

Total Short-Term Investment (Cost $15,273,851)		15,273,851

Total Investments (Cost $450,936,366) (r)	101.7%	372,911,574
Liabilities in Excess of
Cash and Other Assets	(1.7)	(6,210,615)

Net Assets	100.0%	$366,700,959

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate. Rate shown is the rate in effect at January 31, 2009.
(b)	Fair valued security. The total market value of these securities at January 31, 2009 is $1,652,505, which represents 0.5% of the Fund's net assets.
(c)	Illiquid security. The total market value of these securities at January 31, 2009 is $2,173,981, which represents 0.6% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at January 31, 2009 is $1,126,855, which represents 0.3% of the Fund's net assets.
(f)	Issue in default.
(g)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2009. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2009 is $8,977,259, which represents 2.5% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Non-income producing security.
(m)	CVA - Certificaten Van Aandelen.
(n)	ADR - American Depositary Receipt.
(o)	Restricted security.
(p)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(q)
Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of January 31, 2009, the MSCI EAFE Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(r)	At January 31, 2009, cost is $452,814,644 for federal income tax purposes and net unrealized depreciation is as follows:

	Gross unrealized appreciation	$4,952,221
	Gross unrealized depreciation	(84,855,291)
	Net unrealized depreciation	$(79,903,070)

The following abbreviation is used in the above portfolio:
€ - Euro

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$194,060,601	$131,953
Level 2 - Other Significant Observable Inputs	177,198,468	-
Level 3 - Significant Unobservable Inputs	1,652,505	-
Total	$372,911,574	$131,953

(a) Other financial instruments include foreign forward currency contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities
Balance as of 10/31/08	$2,028,328
Accrued discounts/premiums	(56)
Realized gain (loss)	(45,922)
Change in unrealized appreciation/depreciation	(46,788)
Net purchases (sales)	(136,057)
Net transfers in and/or out of Level 3	(147,000)
Balance as of 1/31/09	$1,652,505

Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	(204,734)

As of January 31, 2009, the Fund held the following foreign currency forward contracts:
		Contract		Contract	Unrealized
		Amount		Amount	Appreciation/
		Purchased		Sold	(Depreciation)
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 4/16/09	AUD	812,000		$542,631	$(29,111)
Pound Sterling vs. U.S. Dollar, expiring 5/12/09	GBP	39,551		60,500	(3,225)
		Contract		Contract
		Amount		Amount
		Sold		Purchased
Foreign Currency Sale Contracts:
Australian Dollar vs. Japanese Yen, expiring 3/5/09	AUD	253,000	JPY	14,137,640	2,928
Euro vs. Japanese Yen, expiring 2/18/09	EUR	428,000	JPY	50,251,480	(11,640)
Japanese Yen vs. Euro, expiring 2/18/09	JPY	81,585,720	EUR	612,000	124,992
Japanese Yen vs. Euro, expiring 3/27/09	JPY	75,155,206	EUR	613,800	52,126
Japanese Yen vs. Swiss Franc, expiring 3/13/09	JPY	79,492,595	CHF	1,027,700	(992)
Norwegian Krone vs. Japanese Yen, expiring 2/26/09	NOK	672,000	JPY	8,982,960	(3,125)
Unrealized appreciation on foreign currency forward contracts					$131,953

As of January 31, 2009, the Fund held the following foreign currency:
Currency				Cost	Value
Australian Dollar	AUD	72,001		$64,369	$45,749
Canadian Dollar (a)	CAD	(297)		(235)	(242)
Danish Krone	DKK	84,058		14,979	14,438
Euro	EUR	382,197		506,457	489,365
Hong Kong Dollar	HKD	181,868		23,446	23,454
Japanese Yen	JPY	15,027,195		167,756	167,275
Norwegian Krone	NOK	253,061		49,687	36,541
Pound Sterling	GBP	61,517		85,041	89,151
Singapore Dollar	SGD	65,889		43,753	43,647
Swedish Krona	SEK	35,091		4,374	4,195
Swiss Franc	CHF	156,099		140,165	134,579
				$1,099,792	$1,048,152

(a) Currency was overdrawn as of January 31, 2009.

As of January 31, 2009, the Fund held restricted securities as follows:

	Date of			1/31/2009	Percentage of
Security	Acquisition	Shares	Cost	Value	Net Assets
QuadraMed Corp.
Convertible Preferred Stock	6/16/04	10,700	$267,500	$142,032	0.0%‡
‡ Less than one-tenth of a percent.

MainStay Value Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 92.5%†
	Aerospace & Defense 5.9%
¤	Honeywell International, Inc.	199,700	$6,552,157
	Northrop Grumman Corp.	113,300	5,451,996
	United Technologies Corp.	128,100	6,147,519
			18,151,672

	Air Freight & Logistics 1.2%
	FedEx Corp.	69,200	3,525,048

	Biotechnology 0.9%
	Amgen, Inc. (a)	52,300	2,868,655

	Capital Markets 2.9%
	Bank of New York Mellon Corp. (The)	176,578	4,545,118
	Goldman Sachs Group, Inc. (The)	54,030	4,361,842
			8,906,960

	Chemicals 1.3%
	E.I. du Pont de Nemours & Co.	173,900	3,992,744

	Commercial Banks 3.7%
	PNC Financial Services Group, Inc.	110,500	3,593,460
	U.S. Bancorp	217,200	3,223,248
	Wells Fargo & Co.	235,300	4,447,170
			11,263,878

	Communications Equipment 1.3%
	Nokia OYJ, Sponsored ADR (b)	326,400	4,004,928

	Computers & Peripherals 3.3%
	Hewlett-Packard Co.	141,200	4,906,700
	International Business Machines Corp.	56,100	5,141,565
			10,048,265

	Diversified Financial Services 3.7%
	Bank of America Corp.	476,426	3,134,883
	Citigroup, Inc.	273,566	971,159
¤	JPMorgan Chase & Co.	279,792	7,137,494
			11,243,536

	Diversified Telecommunication Services 6.4%
¤	AT&T, Inc.	439,000	10,808,180
¤	Verizon Communications, Inc.	296,700	8,862,429
			19,670,609

	Electric Utilities 3.9%
	Duke Energy Corp.	325,000	4,923,750
	FirstEnergy Corp.	84,200	4,209,158
	Southern Co. (The)	81,300	2,719,485
			11,852,393

	Electrical Equipment 0.9%
	Rockwell Automation, Inc.	108,100	2,814,924

	Energy Equipment & Services 0.7%
	Baker Hughes, Inc.	61,900	2,062,508

	Food & Staples Retailing 4.9%
	CVS Caremark Corp.	148,700	3,997,056
	Kroger Co. (The)	260,900	5,870,250
	Wal-Mart Stores, Inc.	108,700	5,121,944
			14,989,250

	Food Products 2.3%
	ConAgra Foods, Inc.	124,600	2,130,660
	General Mills, Inc.	83,600	4,944,940
			7,075,600

	Health Care Providers & Services 3.2%
	Cardinal Health, Inc.	121,200	4,563,180
	Coventry Health Care, Inc. (a)	136,400	2,063,732
	UnitedHealth Group, Inc.	107,900	3,056,807
			9,683,719

	Household Products 1.7%
	Kimberly-Clark Corp.	102,500	5,275,675

	Industrial Conglomerates 2.5%
	3M Co.	62,300	3,351,117
	General Electric Co.	353,800	4,291,594
			7,642,711

	Insurance 2.1%
	MetLife, Inc.	227,100	6,524,583

	Media 3.3%
	Cablevision Systems Corp. Class A	124,400	1,994,132
	Comcast Corp. Class A	118,200	1,731,630
	Walt Disney Co. (The)	307,900	6,367,372
			10,093,134

	Metals & Mining 1.1%
	Freeport-McMoRan Copper & Gold, Inc. Class B	69,300	1,742,202
	Nucor Corp.	38,200	1,558,178
			3,300,380
	Multi-Utilities 0.5%
	Dominion Resources, Inc.	46,200	1,625,316

	Multiline Retail 2.3%
	Kohl's Corp. (a)	99,500	3,652,645
	Target Corp.	107,300	3,347,760
			7,000,405

	Oil & Gas 13.7%
	Apache Corp.	34,000	2,550,000
¤	Chevron Corp.	166,204	11,720,706
	ConocoPhillips	135,900	6,459,327
	Devon Energy Corp.	50,500	3,110,800
¤	ExxonMobil Corp.	164,100	12,550,368
	Hess Corp.	72,500	4,031,725
	Suncor Energy, Inc.	86,500	1,665,125
			42,088,051

	Pharmaceuticals 10.4%
¤	Johnson & Johnson	216,400	12,484,116
	Pfizer, Inc.	248,000	3,615,840
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	191,000	7,916,950
¤	Wyeth	178,500	7,670,145
			31,687,051

	Semiconductors & Semiconductor Equipment 1.5%
	Intel Corp.	351,800	4,538,220

	Software 2.4%
¤	Microsoft Corp.	432,000	7,387,200

	Specialty Retail 4.5%
	Home Depot, Inc. (The)	227,100	4,889,463
	Lowe's Cos., Inc.	291,300	5,322,051
	TJX Cos., Inc.	177,800	3,452,876
			13,664,390

	Total Common Stocks (Cost $358,173,521)		282,981,805

	Exchange Traded Funds 1.9% (c)
	iShares Russell 1000 Value Index Fund	91,500	3,997,635
	Market Vectors Agribusiness ETF	70,900	1,897,284

	Total Exchange Traded Funds (Cost $8,791,301)		5,894,919

		Principal Amount	Value
	Short-Term Investment 5.3%
	Repurchase Agreement 5.3%
	State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $16,318,059 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $16,660,000 and a Market Value of $16,646,672)	$16,317,991	16,317,990

	Total Short-Term Investment (Cost $16,317,990)		16,317,990

	Total Investments (Cost $383,282,812) (d)	99.7%	305,194,714
	Cash and Other Assets,
Less Liabilities		0.3	940,843

	Net Assets	100.0%	$306,135,557

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	At January 31, 2009, cost is $385,123,667 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$11,887,406
Gross unrealized depreciation	(91,816,359)
Net unrealized depreciation	$(79,928,952)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$288,876,724
Level 2 - Other Significant Observable Inputs	16,317,990
Level 3 - Significant Unobservable Inputs	-
Total	$305,194,714

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) January 31, 2009

SECURITIES VALUATION.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange  on each day the Fund is open for business ("valuation date").

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures contracts are principally traded.  Investments in other mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans.  As of January 31, 2009, 100% of total investments in loans were valued based on prices from such services.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature 60 days or less are valued at amortized cost.  The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Portfolio securities of the Money Market and Principal Preservation Funds are valued at their amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds' Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2009, the Convertible, Diversified Income, Government, High Yield Corporate Bond, Institutional Bond, MAP and Total Return Funds held securities with values of $915, $1,316,438, $1,557,132, $19,369,359, $1,675,388, $37,419 and $1,652,505 respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade, and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds’ Board of Trustees, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures.

The Funds adopted Financial Accounting Standards Board (the “FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157"), effective for the fiscal year beginning November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodolog used for valuing securities may not be an indication of the risks associated with investing in those securities.The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as January 31, 2009, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s Internal Control over Financial Reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s Internal Control over Financial Reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS
By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date: March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date: March 30, 2009

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date: March 30, 2009